                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-00816
                                   ---------------------------------------------

                       AMERICAN CENTURY MUTUAL FUNDS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 MAIN STREET, KANSAS CITY, MISSOURI                           64111
--------------------------------------------------------------------------------
     (Address of principal executive offices)                    (Zip code)

      CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:       816-531-5575
                                                   -----------------------------

Date of fiscal year end:       10-31
                         -------------------------------------------------------

Date of reporting period:      07-31-2008
                         -------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
ULTRA® FUND
JULY 31, 2008

[american century investments logo and text logo ®]

ULTRA - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 98.2%
AEROSPACE & DEFENSE - 2.0%
           845,183  General Dynamics Corp.                        $   75,339,615
           536,000  Lockheed Martin Corp.                             55,920,880
           400,736  Raytheon Co.                                      22,813,900
                                                                 ---------------
                                                                     154,074,395
                                                                 ---------------
BEVERAGES - 2.0%
         1,032,000  Coca-Cola Co. (The)                               53,148,000
         1,570,000  PepsiCo, Inc.                                    104,499,200
                                                                 ---------------
                                                                     157,647,200
                                                                 ---------------
BIOTECHNOLOGY - 5.5%
         1,378,000  Celgene Corp.(1)                                 104,025,220
           778,000  Genentech, Inc.(1)                                74,104,500
         1,545,000  Genzyme Corp.(1)                                 118,424,250
         2,249,000  Gilead Sciences, Inc.(1)                         121,401,020
                                                                 ---------------
                                                                     417,954,990
                                                                 ---------------
CAPITAL MARKETS - 3.3%
         3,914,000  Charles Schwab Corp. (The)                        89,591,460
           564,000  Goldman Sachs Group, Inc. (The)                  103,798,560
           344,000  Northern Trust Corp.                              26,890,480
           386,000  State Street Corp.                                27,653,040
                                                                 ---------------
                                                                     247,933,540
                                                                 ---------------
CHEMICALS - 4.1%
         2,119,000  Celanese Corp., Series A                          81,645,070
         1,526,000  Monsanto Co.                                     181,761,860
           162,000  Syngenta AG ORD                                   47,197,949
                                                                 ---------------
                                                                     310,604,879
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 10.6%
        12,698,000  Cisco Systems Inc.(1)                            279,229,019
         6,074,000  Corning Inc.                                     121,540,740
         4,191,000  QUALCOMM Inc.                                    231,929,940
         1,367,000  Research In Motion Ltd.(1)                       167,894,940
                                                                 ---------------
                                                                     800,594,639
                                                                 ---------------
COMPUTERS & PERIPHERALS - 4.8%
         2,272,000  Apple Inc.(1)                                    361,134,400
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 1.2%
         1,156,000  Fluor Corp.                                       94,040,600
                                                                 ---------------

ULTRA - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 0.6%
         1,112,000  JPMorgan Chase & Co.                              45,180,560
                                                                 ---------------
ELECTRIC UTILITIES - 0.8%
           887,000  FPL Group, Inc.                                   57,238,110
                                                                 ---------------
ELECTRICAL EQUIPMENT - 2.4%
         2,350,000  ABB Ltd. ORD                                      61,895,075
         2,408,000  Emerson Electric Co.                             117,269,600
                                                                 ---------------
                                                                     179,164,675
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 6.3%
         1,368,000  ENSCO International Inc.                          94,583,520
         1,195,000  Halliburton Co.                                   53,559,900
         1,473,000  National Oilwell Varco, Inc.(1)                  115,821,990
         1,195,000  Schlumberger Ltd.                                121,412,000
           689,000  Transocean Inc.(1)                                93,724,670
                                                                 ---------------
                                                                     479,102,080
                                                                 ---------------
FOOD & STAPLES RETAILING - 6.4%
         1,420,277  Costco Wholesale Corp.                            89,022,962
         1,991,000  Kroger Co. (The)                                  56,305,480
         5,840,000  Wal-Mart Stores, Inc.                            342,340,800
                                                                 ---------------
                                                                     487,669,242
                                                                 ---------------
FOOD PRODUCTS - 0.8%
           888,000  General Mills, Inc.                               57,178,320
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 3.7%
         1,430,000  Baxter International Inc.                         98,112,300
           712,000  Becton, Dickinson & Co.                           60,455,920
         2,282,000  Medtronic, Inc.                                  120,558,060
                                                                 ---------------
                                                                     279,126,280
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 2.0%
         2,104,000  Express Scripts, Inc.(1)                         148,416,160
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 2.5%
         2,157,000  McDonald's Corp.                                 128,967,030
         1,699,000  Yum! Brands, Inc.                                 60,858,180
                                                                 ---------------
                                                                     189,825,210
                                                                 ---------------
HOUSEHOLD PRODUCTS - 0.5%
           553,000  Colgate-Palmolive Co.                             41,071,310
                                                                 ---------------

ULTRA - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
INSURANCE - 0.6%
           807,000  Aflac Inc.                                        44,877,270
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 1.7%
           266,000  Google Inc. Cl A(1)                              126,017,500
                                                                 ---------------
IT SERVICES - 1.8%
           110,000  MasterCard Inc. Cl A                              26,856,500
         3,977,000  Western Union Co. (The)                          109,924,280
                                                                 ---------------
                                                                     136,780,780
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 1.2%
         2,337,316  Hasbro, Inc.                                      90,500,876
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 1.3%
         1,623,000  Thermo Fisher Scientific Inc.(1)                  98,223,960
                                                                 ---------------
MACHINERY - 3.0%
         1,771,000  Cummins Inc.                                     117,488,140
           797,000  Eaton Corp.                                       56,618,880
           830,000  Parker-Hannifin Corp.                             51,194,400
                                                                 ---------------
                                                                     225,301,420
                                                                 ---------------
METALS & MINING - 2.4%
         1,845,000  BHP Billiton Ltd. ORD                             68,951,541
         1,189,000  Freeport-McMoRan Copper &
                    Gold, Inc.                                       115,035,750
                                                                 ---------------
                                                                     183,987,291
                                                                 ---------------
MULTILINE RETAIL - 0.8%
         1,359,000  Kohl's Corp.(1)                                   56,955,690
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 5.0%
           447,000  Apache Corp.                                      50,139,990
           120,000  EOG Resources Inc.                                12,063,600
           826,000  Hess Corp.                                        83,756,400
           836,000  Noble Energy Inc.                                 61,755,320
           860,000  Occidental Petroleum Corp.                        67,793,800
           933,000  Range Resources Corporation                       45,306,480
         1,205,000  XTO Energy Inc.                                   56,912,150
                                                                 ---------------
                                                                     377,727,740
                                                                 ---------------
PHARMACEUTICALS - 2.7%
         2,184,000  Abbott Laboratories                              123,046,560
         1,172,000  Johnson & Johnson                                 80,246,840
                                                                 ---------------
                                                                     203,293,400
                                                                 ---------------

ULTRA - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
ROAD & RAIL - 3.4%
         1,049,000  Norfolk Southern Corp.                            75,444,080
         2,244,000  Union Pacific Corp.                              184,995,360
                                                                 ---------------
                                                                     260,439,440
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 4.1%
         4,649,000  Altera Corp.                                     102,045,550
         1,696,000  Intel Corp.                                       37,634,240
         2,362,571  MEMC Electronic Materials Inc.(1)                109,174,406
         1,780,000  Microchip Technology Inc.                         56,835,400
           123,863  Varian Semiconductor
                    Equipment Associates, Inc.(1)                      3,619,277
                                                                 ---------------
                                                                     309,308,873
                                                                 ---------------
SOFTWARE - 3.1%
         2,861,000  Adobe Systems Inc.(1)                            118,302,350
         1,509,000  salesforce.com, inc.(1)                           96,259,110
           475,000  VMware, Inc. Cl A(1)                              17,028,750
                                                                 ---------------
                                                                     231,590,210
                                                                 ---------------
SPECIALTY RETAIL - 3.2%
         6,979,000  Staples, Inc.                                    157,027,500
         2,592,000  TJX Companies, Inc. (The)                         87,376,320
                                                                 ---------------
                                                                     244,403,820
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 1.3%
         1,717,000  NIKE, Inc. Cl B                                  100,753,560
                                                                 ---------------
TOBACCO - 1.8%
         2,577,000  Philip Morris International Inc.                 133,102,050
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 1.3%
         1,067,000  Grainger (W.W.), Inc.                             95,507,170
                                                                 ---------------
TOTAL COMMON STOCKS                                                7,426,727,640
(Cost $6,700,128,863)                                            ---------------

TEMPORARY CASH INVESTMENTS - 1.2%
Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various
U.S. Treasury obligations, 4.625%, 7/31/09,
valued at $90,606,639), in a joint trading
account at 2.00%, dated 7/31/08, due 8/1/08,
Delivery value $88,804,933)                                           88,800,000
(Cost $88,800,000)                                               ---------------

ULTRA - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
                                                                       VALUE
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 99.4%                                7,515,527,640
                                                                 ---------------
(Cost $6,788,928,863)

OTHER ASSETS AND LIABILITIES - 0.6%                                   47,313,286
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $7,562,840,926
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts                        Settlement                          Unrealized
to Sell                             Date            Value            Gain (Loss)
--------------------------------------------------------------------------------
35,055,000  AUD for USD            8/29/08       $32,914,163          $312,018
56,299,750  CHF for USD            8/29/08        53,739,252            86,659
                                                --------------------------------
                                                 $86,653,415          $398,677
                                                ================================
(Value on Settlement Date $87,052,092)

NOTES TO SCHEDULE OF INVESTMENTS
AUD = Australian Dollar
CHF = Swiss Franc
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Non-income producing.

As of July 31, 2008, securities with an aggregate value of $178,044,565, which represented 2.4% of total net assets, were valued in accordance with alternative pricing procedures adopted by the Board of Directors.

ULTRA - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of July 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                  $6,819,656,697
                                                                 ===============
Gross tax appreciation of investments                            $  928,375,617
Gross tax depreciation of investments                              (232,504,674)
                                                                 ---------------
Net tax appreciation (depreciation) of investments               $  695,870,943
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
INVESTMENTS ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO
REFLECT SUBSEQUENT CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST
RECENT ANNUAL OR SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
GROWTH FUND
JULY 31, 2008

[american century investments logo and text logo ®]

GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 98.9%
AEROSPACE & DEFENSE - 4.3%
         1,932,900  Honeywell International Inc.                  $   98,268,636
         1,369,000  Raytheon Co.                                      77,937,170
                                                                 ---------------
                                                                     176,205,806
                                                                 ---------------
AUTO COMPONENTS - 1.4%
         1,453,200  BorgWarner, Inc.                                  58,593,024
                                                                 ---------------
BEVERAGES - 3.6%
         1,703,300  Coca-Cola Co. (The)                               87,719,950
           896,600  PepsiCo, Inc.                                     59,677,696
                                                                 ---------------
                                                                     147,397,646
                                                                 ---------------
BIOTECHNOLOGY - 1.3%
           198,500  Alexion Pharmaceuticals Inc.(1)(2)                18,609,375
           387,800  Genentech, Inc.(1)                                36,937,950
                                                                 ---------------
                                                                      55,547,325
                                                                 ---------------
CAPITAL MARKETS - 3.2%
         1,833,200  Invesco Ltd.                                      42,695,228
           652,100  Northern Trust Corp.                              50,974,657
         1,162,000  Waddell & Reed Financial, Inc.
                    Cl A                                              38,810,800
                                                                 ---------------
                                                                     132,480,685
                                                                 ---------------
CHEMICALS - 2.0%
           685,800  Monsanto Co.                                      81,685,638
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 6.8%
         3,430,600  Cisco Systems Inc.(1)                             75,438,894
         1,804,100  Corning Inc.                                      36,100,041
         2,841,200  QUALCOMM Inc.                                    157,232,008
            95,400  Research In Motion Ltd.(1)                        11,717,028
                                                                 ---------------
                                                                     280,487,971
                                                                 ---------------
COMPUTERS & PERIPHERALS - 4.7%
           659,700  Apple Inc.(1)                                    104,859,315
         3,659,400  Dell Inc.(1)                                      89,911,458
                                                                 ---------------
                                                                     194,770,773
                                                                 ---------------
ELECTRIC UTILITIES - 1.0%
           630,400  FPL Group, Inc.                                   40,679,712
                                                                 ---------------

GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 4.7%
         1,484,500  Cooper Industries, Ltd. Cl A                      62,601,365
         2,055,600  Emerson Electric Co.                             100,107,720
           100,700  First Solar Inc.(1)                               28,710,577
                                                                 ---------------
                                                                     191,419,662
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 0.9%
         4,127,700  Flextronics International Ltd.(1)                 36,860,361
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 5.6%
         1,307,700  Helmerich & Payne, Inc.                           77,324,301
           527,800  National Oilwell Varco, Inc.(1)                   41,500,914
           339,700  Schlumberger Ltd.                                 34,513,520
           556,400  Transocean Inc.(1)                                75,687,092
                                                                 ---------------
                                                                     229,025,827
                                                                 ---------------
FOOD & STAPLES RETAILING - 3.0%
         2,113,600  Wal-Mart Stores, Inc.                            123,899,232
                                                                 ---------------
FOOD PRODUCTS - 2.6%
           822,700  Kellogg Co.                                       43,652,462
         1,467,700  Nestle SA ORD                                     64,292,180
                                                                 ---------------
                                                                     107,944,642
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 8.3%
           564,700  Baxter International Inc.                         38,744,067
         1,031,100  Becton, Dickinson & Co.                           87,550,701
           482,900  C.R. Bard, Inc.                                   44,832,436
           811,800  DENTSPLY International Inc.                       32,674,950
           245,000  Gen-Probe Inc.(1)                                 13,063,400
           221,200  Idexx Laboratories, Inc.(1)                       11,834,200
           150,200  Intuitive Surgical Inc.(1)                        46,755,758
         1,277,000  Medtronic, Inc.                                   67,463,910
                                                                 ---------------
                                                                     342,919,422
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 1.5%
           698,800  Express Scripts, Inc.(1)                          49,293,352
           427,800  VCA Antech Inc.(1)                                12,466,092
                                                                 ---------------
                                                                      61,759,444
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.2%
         1,468,700  Darden Restaurants, Inc.                          47,835,559
                                                                 ---------------

GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES - 0.7%
           658,900  KB Home(2)                                        11,590,051
           300,200  Mohawk Industries Inc.(1)                         17,702,794
                                                                 ---------------
                                                                      29,292,845
                                                                 ---------------
HOUSEHOLD PRODUCTS - 1.4%
           862,100  Procter & Gamble Co. (The)                        56,450,308
                                                                 ---------------
INSURANCE - 1.0%
           864,100  Chubb Corp.                                       41,511,364
                                                                 ---------------
INTERNET & CATALOG RETAIL - 0.5%
           172,000  priceline.com Inc.(1)                             19,771,400
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 1.3%
           113,500  Google Inc. Cl A(1)                               53,770,625
                                                                 ---------------
IT SERVICES - 2.1%
           838,400  Global Payments Inc.                              37,132,736
           154,100  International Business
                    Machines Corp.                                    19,721,718
         1,105,863  Western Union Co. (The)                           30,566,053
                                                                 ---------------
                                                                      87,420,507
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 1.5%
           556,400  QIAGEN N.V.(1)(2)                                 10,454,756
           866,000  Thermo Fisher Scientific Inc.(1)                  52,410,320
                                                                 ---------------
                                                                      62,865,076
                                                                 ---------------
MACHINERY - 2.3%
           804,700  Eaton Corp.                                       57,165,888
           343,000  Valmont Industries, Inc.                          36,670,130
                                                                 ---------------
                                                                      93,836,018
                                                                 ---------------
MEDIA - 1.9%
         1,255,700  DIRECTV Group, Inc. (The)(1)                      33,929,014
         1,107,900  Scripps Networks
                    Interactive, Inc.(1)                              44,914,266
                                                                 ---------------
                                                                      78,843,280
                                                                 ---------------
METALS & MINING - 1.8%
           632,100  Freeport-McMoRan Copper &
                    Gold, Inc.                                        61,155,675
           277,800  Newmont Mining Corp.                              13,323,288
                                                                 ---------------
                                                                      74,478,963
                                                                 ---------------

GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
MULTI-UTILITIES - 0.3%
           326,000  Public Service Enterprise
                    Group Inc.                                        13,626,800
                                                                 ---------------
MULTILINE RETAIL - 1.4%
         2,529,300  Family Dollar Stores, Inc.                        58,932,690
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 4.8%
           284,900  Alpha Natural Resources, Inc.(1)                  28,190,855
           179,500  Apache Corp.                                      20,134,515
           503,300  Devon Energy Corp.                                47,758,144
           230,000  EOG Resources Inc.                                23,121,900
           184,900  Foundation Coal Holdings, Inc.                    10,983,060
            79,000  Massey Energy Co.                                  5,865,750
           571,500  Occidental Petroleum Corp.                        45,051,345
           330,700  XTO Energy Inc.                                   15,618,961
                                                                 ---------------
                                                                     196,724,530
                                                                 ---------------
PHARMACEUTICALS - 3.1%
         1,075,700  Allergan, Inc.                                    55,861,101
           882,200  Novo Nordisk AS B Shares ORD(2)                   56,098,833
           352,300  Wyeth                                             14,275,196
                                                                 ---------------
                                                                     126,235,130
                                                                 ---------------
REAL ESTATE INVESTMENT
TRUSTS (REITs) - 0.4%
           353,000  Digital Realty Trust Inc.                         15,147,230
                                                                 ---------------
ROAD & RAIL - 1.0%
           520,300  Union Pacific Corp.                               42,893,532
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 6.0%
         2,509,500  Altera Corp.                                      55,083,525
         3,598,200  Intel Corp.                                       79,844,058
           250,300  Lam Research Corp.(1)                              8,232,367
         2,226,400  Linear Technology Corp.                           69,129,720
         1,393,400  Xilinx, Inc.                                      34,598,122
                                                                 ---------------
                                                                     246,887,792
                                                                 ---------------
SOFTWARE - 6.9%
         1,356,200  Activision Blizzard, Inc.(1)                      48,796,076
         1,580,800  Adobe Systems Inc.(1)                             65,366,080
         2,090,800  Microsoft Corp.                                   53,775,376
         4,096,300  Oracle Corp.(1)                                   88,193,339
           436,700  salesforce.com, inc.(1)                           27,857,093
                                                                 ---------------
                                                                     283,987,964
                                                                 ---------------

GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
SPECIALTY RETAIL - 2.4%
         1,177,700  Advance Auto Parts, Inc.                          48,391,693
         1,136,700  AnnTaylor Stores Corp.(1)                         25,632,585
         1,140,700  Lowe's Companies, Inc.                            23,179,024
                                                                 ---------------
                                                                      97,203,302
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 2.0%
         1,994,800  American Tower Corp. Cl A(1)                      83,582,120
                                                                 ---------------
TOTAL COMMON STOCKS                                                4,072,974,205
(Cost $3,798,382,340)                                            ---------------

TEMPORARY CASH INVESTMENTS - 2.8%
Repurchase Agreement, Deutsche Bank
Securities Inc., (collateralized by various
U.S. Treasury obligations, 1.625%, 1/15/15,
valued at $47,176,600), in a joint trading
account at 2.05%, dated 7/31/08,
due 8/1/08 (Delivery value $46,202,631)                               46,200,000

Repurchase Agreement, Credit Suisse First
Boston, Inc., (collateralized by various
U.S. Treasury obligations, 5.25%, 2/15/29,
valued at $69,792,501), in a joint trading
account at 2.02%, dated 7/31/08,
due 8/1/08 (Delivery value $68,503,844)                               68,500,000
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                     114,700,000
(Cost $114,700,000)                                              ---------------

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(3) - 0.3%
Repurchase Agreement, Barclays Capital Inc.,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 2.17%, dated 7/31/08,
due 8/1/08 (Delivery value $2,000,121)                                 2,000,000

Repurchase Agreement, BNP Paribas Securities
Corp., (collateralized by various U.S. Government
Agency obligations in a pooled account atthe
lending agent), 2.18%, dated 7/31/08,
due 8/1/08 (Delivery value $1,875,214)                                 1,875,100

Repurchase Agreement, Credit Suisse Securities
USA LLC, (collateralized by various U.S.
Government Agency obligations in a pooled
account at the lending agent), 2.19%,
dated 7/31/08, due 8/1/08
(Delivery value $2,346,043)                                            2,345,900

Repurchase Agreement, Deutsche Bank
Securities Inc., (collateralized by various
U.S. Government Agency obligations in a
pooled account atthe lending agent), 2.18%,
dated 7/31/08, due 8/1/08
(Delivery value $1,895,765)                                            1,895,650

Repurchase Agreement, UBS Securities LLC,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 2.19%, dated 7/31/08,
due 8/1/08 (Delivery value $2,343,343)                                 2,343,200
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL                                         10,459,850
(Cost $10,459,850)                                               ---------------

GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
                                                                       VALUE
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 102.0%                               4,198,134,055
(Cost $3,923,542,190)                                            ---------------

OTHER ASSETS AND LIABILITIES - (2.0)%                               (83,118,596)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $4,115,015,459
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts                      Settlement                            Unrealized
to Sell                           Date             Value             Gain (Loss)
--------------------------------------------------------------------------------
 61,423,245  CHF for USD         8/29/08       $ 58,629,732           $ 98,437
237,400,020  DKK for USD         8/29/08         49,538,244             39,149
                                               ---------------------------------
                                               $108,167,976           $137,586
                                               =================================
(Value on Settlement Date $108,305,562)

NOTES TO SCHEDULE OF INVESTMENTS
CHF = Swiss Franc
DKK = Danish Krone
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of July 31, 2008. The aggregate value of securities on loan at July 31, 2008, was $23,361,866.
(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. The total market value of all collateral received at July 31, 2008 was $24,099,357.

As of July 31, 2008, securities with an aggregate value of $120,391,013, which represented 2.9% of total net assets, were valued in accordance with alternative pricing procedures adopted by the Board of Directors.

GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
                                                                       VALUE
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of July 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                  $3,953,557,514
                                                                 ===============
Gross tax appreciation of investments                            $  408,053,135
Gross tax depreciation of investments                              (163,476,594)
                                                                 ---------------
Net tax appreciation (depreciation) of investments               $  244,576,541
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
INVESTMENTS ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO
REFLECT SUBSEQUENT CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST
RECENT ANNUAL OR SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
VISTA(SM) FUND
JULY 31, 2008

[american century investments logo and text logo ®]

VISTA - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 97.8%
BEVERAGES - 2.0%
           898,000  Central European
                    Distribution Corp.(1)                         $   65,518,080
                                                                 ---------------
BIOTECHNOLOGY - 2.5%
           543,000  Alexion Pharmaceuticals Inc.(1)                   50,906,250
           490,000  BioMarin Pharmaceutical Inc.(1)                   15,949,500
           499,000  CSL Ltd. ORD                                      16,213,047
                                                                 ---------------
                                                                      83,068,797
                                                                 ---------------
CHEMICALS - 8.3%
           236,000  FMC Corp.                                         17,551,320
           698,000  Intrepid Potash, Inc.(1)                          38,599,400
           807,000  Monsanto Co.                                      96,121,770
           245,000  Mosaic Co. (The)(1)                               31,166,450
           305,000  Syngenta AG ORD                                   88,860,336
                                                                 ---------------
                                                                     272,299,276
                                                                 ---------------
COMMERCIAL BANKS - 0.7%
           317,000  Credicorp Ltd.                                    23,461,170
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.8%
           351,000  FTI Consulting, Inc.(1)                           24,977,160
                                                                 ---------------
COMPUTERS & PERIPHERALS - 0.5%
           100,000  Apple Inc.(1)                                     15,895,000
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 4.8%
           965,000  Foster Wheeler Ltd.(1)                            54,783,050
         2,418,000  Quanta Services, Inc.(1)                          74,667,840
           492,000  Shaw Group Inc. (The)(1)                          28,437,600
                                                                 ---------------
                                                                     157,888,490
                                                                 ---------------
CONTAINERS & PACKAGING - 2.3%
           758,046  Crown Holdings Inc.(1)                            21,248,029
         1,281,517  Owens-Illinois Inc.(1)                            54,131,278
                                                                 ---------------
                                                                      75,379,307
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 4.1%
         1,574,000  Corinthian Colleges Inc.(1)                       24,790,500
           459,000  DeVry Inc.                                        26,075,790
           546,000  ITT Educational Services Inc.(1)                  48,364,680

VISTA - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
           159,000  Strayer Education, Inc.                           35,409,300
                                                                 ---------------
                                                                     134,640,270
                                                                 ---------------
ELECTRICAL EQUIPMENT - 4.1%
           645,000  American Superconductor Corp.(1)                  25,471,050
           354,000  Energy Conversion Devices Inc.(1)                 24,755,220
           126,000  First Solar Inc.(1)                               35,923,860
           997,000  JA Solar Holdings Co., Ltd. ADR(1)                15,124,490
           267,000  Vestas Wind Systems AS ORD(1)                     35,085,591
                                                                 ---------------
                                                                     136,360,211
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 1.0%
           332,000  Amphenol Corp. Cl A                               15,826,440
           632,000  Molex Inc.                                        15,502,960
                                                                 ---------------
                                                                      31,329,400
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 7.2%
           298,000  Atwood Oceanics Inc.(1)                           13,681,180
           677,000  Dresser-Rand Group Inc.(1)                        25,793,700
           493,000  Helmerich & Payne, Inc.                           29,151,090
         1,627,000  Patterson-UTI Energy Inc.                         46,239,340
           638,000  Smith International, Inc.                         47,454,440
         1,957,000  Weatherford International Ltd.(1)                 73,837,610
                                                                 ---------------
                                                                     236,157,360
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.0%
           543,000  Varian Medical Systems, Inc.(1)                   32,580,000
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 4.3%
           823,000  Express Scripts, Inc.(1)                          58,054,420
         1,355,000  Medco Health Solutions Inc.(1)                    67,180,900
           579,000  Omnicare, Inc.                                    17,045,760
                                                                 ---------------
                                                                     142,281,080
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.8%
           555,000  Panera Bread Co. Cl A(1)                          27,805,500
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.9%
           620,000  McDermott International, Inc.(1)                  29,555,400
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 1.9%
           686,000  Mercadolibre Inc.(1)                              24,593,100
           321,000  Sohu.com Inc.(1)                                  24,229,080

VISTA - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
           469,000  VeriSign, Inc.(1)                                 15,261,260
                                                                 ---------------
                                                                      64,083,440
                                                                 ---------------
IT SERVICES - 2.4%
           327,000  MasterCard Inc. Cl A                              79,837,050
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 3.2%
           745,504  PAREXEL International Corp.(1)                    21,791,082
         1,371,000  Thermo Fisher Scientific Inc.(1)                  82,972,920
                                                                 ---------------
                                                                     104,764,002
                                                                 ---------------
MACHINERY - 5.9%
           892,000  Bucyrus International, Inc.                       62,448,920
           988,000  Flowserve Corp.                                  131,739,920
                                                                 ---------------
                                                                     194,188,840
                                                                 ---------------
METALS & MINING - 3.3%
           585,000  Cleveland-Cliffs Inc.                             63,419,850
           513,800  Timminco Ltd. ORD(1)                              12,149,064
           199,000  United States Steel Corp.                         31,911,640
                                                                 ---------------
                                                                     107,480,554
                                                                 ---------------
MULTILINE RETAIL - 2.7%
         1,222,000  Big Lots, Inc.(1)                                 37,222,120
         1,332,949  Dollar Tree, Inc.(1)                              49,985,588
                                                                 ---------------
                                                                      87,207,708
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 7.2%
           644,000  Alpha Natural Resources, Inc.(1)                  63,723,800
           349,000  Continental Resources, Inc.(1)                    19,934,880
           266,000  Foundation Coal Holdings, Inc.                    15,800,400
            94,105  Penn Virginia Corp.                                5,716,879
         1,952,000  Petrohawk Energy Corp.(1)                         65,040,640
           230,000  Plains Exploration &
                    Production Co.(1)                                 12,873,100
           275,000  SandRidge Energy, Inc.(1)                         13,444,750
           453,000  Southwestern Energy Co.(1)                        16,448,430
           250,000  Whiting Petroleum Corp.(1)                        23,417,500
                                                                 ---------------
                                                                     236,400,379
                                                                 ---------------
PHARMACEUTICALS - 0.8%
           772,000  Perrigo Co.                                       27,197,560
                                                                 ---------------
ROAD & RAIL - 4.4%
           538,000  CSX Corp.                                         36,358,040

VISTA - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
           224,000  J.B. Hunt Transport Services, Inc.                 8,283,520
           608,000  Kansas City Southern
                    Industries, Inc.(1)                               33,440,000
           240,000  Norfolk Southern Corp.                            17,260,800
           234,000  Old Dominion Freight Line, Inc.(1)                 8,587,800
           412,000  Union Pacific Corp.                               33,965,280
           355,000  Werner Enterprises Inc.                            8,452,550
                                                                 ---------------
                                                                     146,347,990
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 5.3%
         1,971,000  Altera Corp.                                      43,263,450
         1,208,000  Broadcom Corp. Cl A(1)                            29,342,320
         1,648,000  Marvell Technology Group Ltd.(1)                  24,373,920
           357,000  MEMC Electronic Materials Inc.(1)                 16,496,970
         1,240,000  Microsemi Corp.(1)                                32,190,400
         4,027,000  PMC-Sierra, Inc.(1)                               29,155,480
                                                                 ---------------
                                                                     174,822,540
                                                                 ---------------
SOFTWARE - 3.2%
         1,741,000  Activision Blizzard, Inc.(1)                      62,641,180
           492,000  McAfee Inc.(1)                                    16,113,000
             6,000  Nintendo Co., Ltd. ORD                             2,893,185
           384,000  salesforce.com, inc.(1)                           24,495,360
                                                                 ---------------
                                                                     106,142,725
                                                                 ---------------
SPECIALTY RETAIL - 4.4%
           639,000  AnnTaylor Stores Corp.(1)                         14,409,450
           941,000  Children's Place Retail
                    Stores, Inc. (The)(1)                             35,805,050
           552,000  GameStop Corp. Cl A(1)                            22,361,520
            51,982  Guess?, Inc.                                       1,646,270
         1,092,000  Ross Stores, Inc.                                 41,452,320
           844,000  Urban Outfitters Inc.(1)                          27,860,440
                                                                 ---------------
                                                                     143,535,050
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 1.0%
           114,000  Deckers Outdoor Corp.(1)                          12,883,140
           221,515  Hanesbrands Inc.(1)                                4,749,282
           456,000  Phillips-Van Heusen Corp.                         16,142,400
                                                                 ---------------
                                                                      33,774,822
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 1.0%
         1,812,000  Hudson City Bancorp, Inc.                         33,087,120
                                                                 ---------------

VISTA - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION
SERVICES - 5.8%
         1,611,000  NII Holdings, Inc.(1)                             88,057,260
         2,735,000  SBA Communications Corp.
                    Cl A(1)                                          103,629,150
                                                                 ---------------
                                                                     191,686,410
                                                                 ---------------
TOTAL COMMON STOCKS                                                3,219,752,691
(Cost $2,703,215,549)                                            ---------------

TEMPORARY CASH INVESTMENTS - 1.8%
       $33,000,000  FHLB Discount Notes,
                    1.82%, 8/1/08(2)                                  33,000,000

Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various
U.S. Treasury obligations, 4.625%, 7/31/09,
valued at $27,651,350), in a joint trading
account at 2.00%, dated 7/31/08,
due 8/1/08 (Delivery value $27,101,506)                               27,100,000
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                      60,100,000
(Cost $60,100,000)                                               ---------------

TOTAL INVESTMENT SECURITIES - 99.6%                                3,279,852,691
                                                                 ---------------
(Cost $2,763,315,549)

OTHER ASSETS AND LIABILITIES - 0.4%                                   11,710,374
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $3,291,563,065
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts                         Settlement                         Unrealized
to Sell                              Date              Value         Gain (Loss)
--------------------------------------------------------------------------------
   15,404,130  AUD for USD          8/29/08        $ 14,463,387       $137,109
   17,734,608  CAD for USD          8/29/08          17,322,549        (55,352)
   82,006,875  CHF for USD          8/29/08          78,277,224        126,229
  148,265,100  DKK for USD          8/29/08          30,938,468         17,286
1,017,818,768  JPY for USD          8/29/08           9,447,663        (29,250)
                                                  ------------------------------
                                                   $150,449,291       $196,022
                                                  ==============================
(Value on Settlement Date $150,645,313)

VISTA - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
AUD = Australian Dollar
CAD = Canadian Dollar
CHF = Swiss Franc
DKK = Danish Krone
FHLB = Federal Home Loan Bank
JPY = Japanese Yen
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Non-income producing.
(2) The rate indicated is the yield to maturity at purchase.

As of July 31, 2008, securities with an aggregate value of $155,201,223, which represented 4.7% of total net assets, were valued in accordance with alternative pricing procedures adopted by the Board of Directors.

VISTA - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of July 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                  $2,767,404,149
                                                                 ===============
Gross tax appreciation of investments                            $  595,990,377
Gross tax depreciation of investments                               (83,541,835)
                                                                 ---------------
Net tax appreciation (depreciation) of investments               $  512,448,542
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
INVESTMENTS ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO
REFLECT SUBSEQUENT CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST
RECENT ANNUAL OR SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
GIFTRUST® FUND
JULY 31, 2008

[american century investments logo and text logo ®]

GIFTRUST - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 98.5%
AEROSPACE & DEFENSE - 0.9%
           109,100  Alliant Techsystems Inc.(1)                   $   10,799,813
                                                                 ---------------
BEVERAGES - 1.4%
           225,496  Central European
                    Distribution Corp.(1)                             16,452,188
                                                                 ---------------
BIOTECHNOLOGY - 6.0%
            33,800  Alexion Pharmaceuticals Inc.(1)                    3,168,750
           202,100  BioMarin Pharmaceutical Inc.(1)                    6,578,355
           149,500  Celgene Corp.(1)                                  11,285,755
         1,140,497  CSL Ltd. ORD                                      37,055,782
           492,600  Grifols SA ORD                                    14,731,169
                                                                 ---------------
                                                                      72,819,811
                                                                 ---------------
CAPITAL MARKETS - 3.4%
            34,100  Affiliated Managers Group Inc.(1)                  2,946,240
           442,118  Janus Capital Group Inc.                          13,413,860
           346,100  Raymond James Financial, Inc.                     10,002,290
           455,300  Waddell & Reed Financial, Inc.
                    Cl A                                              15,207,020
                                                                 ---------------
                                                                      41,569,410
                                                                 ---------------
CHEMICALS - 6.2%
            61,400  Celanese Corp., Series A                           2,365,742
            23,916  CF Industries Holdings, Inc.                       3,909,309
            84,000  Intrepid Potash, Inc.(1)                           4,645,200
           152,800  K+S AG ORD                                        18,936,363
           306,940  Monsanto Co.                                      36,559,624
            73,000  Mosaic Co. (The)(1)                                9,286,330
                                                                 ---------------
                                                                      75,702,568
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 1.1%
           145,500  Copart, Inc.(1)                                    6,381,630
           104,000  FTI Consulting, Inc.(1)                            7,400,640
                                                                 ---------------
                                                                      13,782,270
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 1.7%
           165,700  Research In Motion Ltd.(1)                        20,351,274
                                                                 ---------------
COMPUTERS & PERIPHERALS - 1.7%
           126,330  Apple Inc.(1)                                     20,080,154
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 4.1%
           117,904  Foster Wheeler Ltd.(1)                             6,693,410
           387,500  KBR, Inc.                                         11,043,750
           398,900  Quanta Services, Inc.(1)                          12,318,032

GIFTRUST - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
           341,000  Shaw Group Inc. (The)(1)                          19,709,800
                                                                 ---------------
                                                                      49,764,992
                                                                 ---------------
CONTAINERS & PACKAGING - 4.3%
           676,402  Crown Holdings Inc.(1)                            18,959,548
           777,648  Owens-Illinois Inc.(1)                            32,847,852
                                                                 ---------------
                                                                      51,807,400
                                                                 ---------------
DISTRIBUTORS - 0.8%
           496,600  LKQ Corp.(1)                                      10,180,300
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 2.0%
           120,700  Apollo Group, Inc. Cl A(1)                         7,518,403
           187,583  DeVry Inc.                                        10,656,590
            29,500  Strayer Education, Inc.                            6,569,650
                                                                 ---------------
                                                                      24,744,643
                                                                 ---------------
ELECTRICAL EQUIPMENT - 3.6%
           215,100  American Superconductor Corp.(1)                   8,494,299
            80,473  Energy Conversion Devices Inc.(1)                  5,627,477
            37,038  First Solar Inc.(1)                               10,559,904
           451,400  JA Solar Holdings Co., Ltd. ADR(1)                 6,847,738
            91,600  Vestas Wind Systems AS ORD(1)                     12,036,855
                                                                 ---------------
                                                                      43,566,273
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 1.2%
           226,973  Dolby Laboratories Inc. Cl A(1)                    9,235,531
           126,000  FLIR Systems, Inc.(1)                              5,133,240
                                                                 ---------------
                                                                      14,368,771
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 5.7%
            82,790  Cameron International Corp.(1)                     3,954,050
            81,200  Dresser-Rand Group Inc.(1)                         3,093,720
           446,431  Hercules Offshore Inc.(1)                         11,147,382
           301,200  Patterson-UTI Energy Inc.                          8,560,104
           312,000  Seadrill Ltd. ORD                                  9,367,967
            78,100  Smith International, Inc.                          5,809,078
           197,700  Songa Offshore ASA ORD(1)                          2,842,269
           648,100  Weatherford International Ltd.(1)                 24,452,813
                                                                 ---------------
                                                                      69,227,383
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.8%
           249,700  BJ's Wholesale Club Inc.(1)                        9,371,241
                                                                 ---------------

GIFTRUST - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.6%
             9,500  Intuitive Surgical Inc.(1)                         2,957,255
           280,900  Varian Medical Systems, Inc.(1)                   16,854,000
                                                                 ---------------
                                                                      19,811,255
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 4.0%
           357,900  Express Scripts, Inc.(1)                          25,246,266
           250,500  Medco Health Solutions Inc.(1)                    12,419,790
           354,200  Omnicare, Inc.                                    10,427,648
                                                                 ---------------
                                                                      48,093,704
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.9%
           147,783  Bally Technologies, Inc.(1)                        4,698,022
           144,900  Panera Bread Co. Cl A(1)                           7,259,490
           378,300  WMS Industries Inc.(1)                            10,660,494
                                                                 ---------------
                                                                      22,618,006
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 1.6%
           259,700  McDermott International, Inc.(1)                  12,379,899
            70,700  Walter Industries Inc.                             7,414,309
                                                                 ---------------
                                                                      19,794,208
                                                                 ---------------
INTERNET & CATALOG RETAIL - 0.9%
            91,308  priceline.com Inc.(1)                             10,495,855
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 1.7%
           433,734  Ariba, Inc.(1)                                     7,117,575
            74,500  Digital River Inc.(1)                              2,971,805
           129,200  Equinix Inc.(1)                                   10,511,712
                                                                 ---------------
                                                                      20,601,092
                                                                 ---------------
IT SERVICES - 2.4%
           201,100  Global Payments Inc.                               8,906,719
            87,200  MasterCard Inc. Cl A                              21,289,880
                                                                 ---------------
                                                                      30,196,599
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 1.3%
            74,785  Covance Inc.(1)                                    6,865,263
            69,160  Invitrogen Corp.(1)                                3,067,246
           105,300  Thermo Fisher Scientific Inc.(1)                   6,372,756
                                                                 ---------------
                                                                      16,305,265
                                                                 ---------------
MACHINERY - 4.7%
            42,800  Bucyrus International, Inc.                        2,996,428

GIFTRUST - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            95,000  Cummins Inc.                                       6,302,300
           264,341  Flowserve Corp.                                   35,247,229
           167,700  Joy Global Inc.                                   12,111,294
                                                                 ---------------
                                                                      56,657,251
                                                                 ---------------
METALS & MINING - 1.0%
            72,500  United States Steel Corp.                         11,626,100
                                                                 ---------------
MULTILINE RETAIL - 1.3%
           269,700  Big Lots, Inc.(1)                                  8,215,062
           197,400  Dollar Tree, Inc.(1)                               7,402,500
                                                                 ---------------
                                                                      15,617,562
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 4.9%
            99,000  Alpha Natural Resources, Inc.(1)                   9,796,050
           183,270  Arena Resources Inc.(1)                            7,497,576
            73,100  Peabody Energy Corp.                               4,945,215
           653,855  Petrohawk Energy Corp.(1)                         21,786,448
           112,700  St. Mary Land & Exploration Co.                    4,796,512
           118,453  Whiting Petroleum Corp.(1)                        11,095,493
                                                                 ---------------
                                                                      59,917,294
                                                                 ---------------
PERSONAL PRODUCTS - 0.4%
           126,200  Avon Products, Inc.                                5,350,880
                                                                 ---------------
ROAD & RAIL - 3.9%
           215,400  Arkansas Best Corp.                                7,999,956
           246,600  CSX Corp.                                         16,665,228
           236,800  Norfolk Southern Corp.                            17,030,656
           325,600  YRC Worldwide Inc.(1)                              5,502,640
                                                                 ---------------
                                                                      47,198,480
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 4.5%
           129,500  Intersil Corp. Cl A                                3,124,835
           114,400  Linear Technology Corp.                            3,552,120
         1,062,700  Marvell Technology Group Ltd.(1)                  15,717,333
           404,616  MEMC Electronic Materials Inc.(1)                 18,697,305
           816,100  ON Semiconductor Corp.(1)                          7,663,179
           218,400  Semiconductor HOLDRs Trust                         6,095,544
                                                                 ---------------
                                                                      54,850,316
                                                                 ---------------
SOFTWARE - 6.4%
           625,771  Activision Blizzard, Inc.(1)                      22,515,240
           196,800  McAfee Inc.(1)                                     6,445,200
            53,900  Nintendo Co., Ltd. ORD                            25,990,447
            89,800  Sybase, Inc.(1)                                    3,018,178

GIFTRUST - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
           205,882  Ubisoft Entertainment SA ORD(1)                   20,341,973
                                                                 ---------------
                                                                      78,311,038
                                                                 ---------------
SPECIALTY RETAIL - 5.4%
           234,400  Children's Place Retail
                    Stores, Inc. (The)(1)                              8,918,920
           398,022  GameStop Corp. Cl A(1)                            16,123,871
           250,900  Guess?, Inc.                                       7,946,003
           412,500  Ross Stores, Inc.                                 15,658,500
           543,400  Urban Outfitters Inc.(1)                          17,937,634
                                                                 ---------------
                                                                      66,584,928
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 2.3%
           234,100  Polo Ralph Lauren Corp.                           13,851,697
           328,300  Warnaco Group Inc. (The)(1)                       13,772,185
                                                                 ---------------
                                                                      27,623,882
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 0.9%
           566,000  Hudson City Bancorp, Inc.                         10,335,160
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 2.5%
           355,300  MetroPCS
                    Communications, Inc.(1)                            5,908,639
           445,600  NII Holdings, Inc.(1)                             24,356,496
                                                                 ---------------
                                                                      30,265,135
                                                                 ---------------
TOTAL COMMON STOCKS                                                1,196,842,501
(Cost $1,007,611,628)                                            ---------------

TEMPORARY CASH INVESTMENTS -
SEGREGATED FOR FUTURES CONTRACTS - 1.3%
Repurchase Agreement, Deutsche Bank
Securities, Inc., (collateralized by various
U.S. Treasury obligations, 1.625%, 1/15/15,
valued at $16,133,989), in a joint trading
account at 2.05%, dated 7/31/08,
due 8/1/08 (Delivery value $15,800,900)                               15,800,000
                                                                 ---------------
(Cost $15,800,000)

TOTAL INVESTMENT SECURITIES - 99.8%                                1,212,642,501
                                                                 ---------------
(Cost $1,023,411,628)

OTHER ASSETS AND LIABILITIES - 0.2%                                    1,940,318
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $1,214,582,819
                                                                 ===============

GIFTRUST - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts                       Settlement                           Unrealized
to Sell                            Date              Value           Gain (Loss)
--------------------------------------------------------------------------------
   35,207,142  AUD for USD        8/29/08        $ 33,057,014        $ 313,372
   51,772,321  DKK for USD        8/29/08          10,803,326            4,432
   30,506,141  Euro for USD       8/29/08          47,504,179          (61,870)
2,560,029,319  JPY for USD        8/29/08          23,762,869          (59,232)
   53,215,582  NOK for USD        8/29/08          10,353,159         (113,190)
                                                --------------------------------
                                                 $125,480,547        $  83,512
                                                ================================
(Value on Settlement Date $125,564,059)

FUTURES CONTRACTS
                                      Expiration    Underlying Face  Unrealized
Contracts Purchased                      Date       Amount at Value  Gain (Loss)
--------------------------------------------------------------------------------
139  S&P MidCap 400 E-Mini Futures  September 2008    $11,174,210    $(592,482)
                                                    ============================

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
AUD = Australian Dollar
DKK = Danish Krone
HOLDRs = Holding Company Depositary Receipts
JPY = Japanese Yen
NOK = Norwegian Krona
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Non-income producing.

As of July 31, 2008, securities with an aggregate value of $141,302,825, which represented 11.6% of total net assets, were valued in accordance with alternative pricing procedures adopted by the Board of Directors.

GIFTRUST - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of July 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                  $1,026,255,489
                                                                 ===============
Gross tax appreciation of investments                            $  220,021,637
Gross tax depreciation of investments                               (33,634,625)
                                                                 ---------------
Net tax appreciation (depreciation) of investments               $  186,387,012
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
INVESTMENTS ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO
REFLECT SUBSEQUENT CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST
RECENT ANNUAL OR SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
SELECT FUND
JULY 31, 2008

[american century investments logo and text logo ®]

SELECT - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 97.8%
AEROSPACE & DEFENSE - 3.0%
           530,425  General Dynamics Corp.                        $   47,282,087
           379,602  Rockwell Collins                                  18,862,423
                                                                 ---------------
                                                                      66,144,510
                                                                 ---------------
BEVERAGES - 4.3%
           835,404  Coca-Cola Co. (The)                               43,023,307
         1,242,497  Diageo plc ORD                                    21,618,404
           455,815  PepsiCo, Inc.                                     30,339,046
                                                                 ---------------
                                                                      94,980,757
                                                                 ---------------
BIOTECHNOLOGY - 3.8%
           652,527  Genzyme Corp.(1)                                  50,016,194
           610,820  Gilead Sciences, Inc.(1)                          32,972,064
                                                                 ---------------
                                                                      82,988,258
                                                                 ---------------
CAPITAL MARKETS - 4.1%
         1,100,642  Bank of New York
                    Mellon Corp. (The)                                39,072,791
           350,954  Franklin Resources, Inc.                          35,309,482
           408,117  Morgan Stanley                                    16,112,459
                                                                 ---------------
                                                                      90,494,732
                                                                 ---------------
CHEMICALS - 4.1%
            56,576  Air Products and Chemicals, Inc.                   5,386,601
           377,811  Monsanto Co.                                      45,001,069
           316,702  Mosaic Co. (The)(1)                               40,287,661
                                                                 ---------------
                                                                      90,675,331
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.8%
           641,318  Robert Half International Inc.                    16,218,932
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 3.8%
         2,498,677  Cisco Systems Inc.(1)                             54,945,907
           499,934  QUALCOMM Inc.                                     27,666,348
                                                                 ---------------
                                                                      82,612,255
                                                                 ---------------
COMPUTERS & PERIPHERALS - 7.3%
           380,579  Apple Inc.(1)                                     60,493,033
         3,178,148  EMC Corp.(1)                                      47,704,001
         1,136,618  Hewlett-Packard Co.                               50,920,486
                                                                 ---------------
                                                                     159,117,520
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 1.2%
           420,871  Foster Wheeler Ltd.(1)                            23,892,847
                                                                 ---------------

SELECT - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
ELECTRIC UTILITIES - 1.2%
           561,159  Edison International                              27,126,426
                                                                 ---------------
ELECTRICAL EQUIPMENT - 7.9%
         1,513,905  ABB Ltd. ADR                                      39,694,588
           532,623  Cooper Industries, Ltd. Cl A                      22,460,712
           956,305  Emerson Electric Co.                              46,572,053
           399,272  Q-Cells AG ORD(1)                                 39,138,068
           182,428  Vestas Wind Systems AS ORD(1)                     23,972,263
                                                                 ---------------
                                                                     171,837,684
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 0.2%
           107,660  Dolby Laboratories Inc. Cl A(1)                    4,380,685
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 5.2%
           399,373  National Oilwell Varco, Inc.(1)                   31,402,699
           338,840  Schlumberger Ltd.                                 34,426,144
           347,546  Transocean Inc.(1)                                47,276,682
                                                                 ---------------
                                                                     113,105,525
                                                                 ---------------
FOOD & STAPLES RETAILING - 4.4%
         1,161,868  CVS/Caremark Corp.                                42,408,182
           928,525  Wal-Mart Stores, Inc.                             54,430,136
                                                                 ---------------
                                                                      96,838,318
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 3.3%
           661,410  Baxter International Inc.                         45,379,340
           515,170  Medtronic, Inc.                                   27,216,431
                                                                 ---------------
                                                                      72,595,771
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 1.4%
            99,292  Henry Schein, Inc.(1)                              5,318,080
           509,291  Medco Health Solutions Inc.(1)                    25,250,647
                                                                 ---------------
                                                                      30,568,727
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 4.1%
           738,803  McDonald's Corp.                                  44,173,031
         1,254,696  Yum! Brands, Inc.                                 44,943,211
                                                                 ---------------
                                                                      89,116,242
                                                                 ---------------
HOUSEHOLD PRODUCTS - 1.4%
           415,897  Colgate-Palmolive Co.                             30,888,670
                                                                 ---------------

SELECT - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
INSURANCE - 1.2%
           452,466  Aflac Inc.                                        25,161,634
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 2.3%
           676,239  Alibaba.com Ltd. ORD(1)                              852,026
           106,133  Google Inc. Cl A(1)                               50,280,508
                                                                 ---------------
                                                                      51,132,534
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 1.0%
           572,890  Hasbro, Inc.                                      22,182,301
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 2.7%
           968,966  Thermo Fisher Scientific Inc.(1)                  58,641,822
                                                                 ---------------
MACHINERY - 1.3%
           471,808  Parker-Hannifin Corp.                             29,101,117
                                                                 ---------------
MEDIA - 1.8%
         1,293,270  Walt Disney Co. (The)                             39,250,745
                                                                 ---------------
METALS & MINING - 1.3%
           291,158  Freeport-McMoRan Copper &
                    Gold, Inc.                                        28,169,537
                                                                 ---------------
MULTILINE RETAIL - 0.8%
           420,558  Kohl's Corp.(1)                                   17,625,586
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 4.7%
           524,956  EnCana Corp.                                      37,896,574
           105,711  EOG Resources Inc.                                10,627,127
           702,263  Occidental Petroleum Corp.                        55,359,392
                                                                 ---------------
                                                                     103,883,093
                                                                 ---------------
PHARMACEUTICALS - 0.8%
           326,277  Allergan, Inc.                                    16,943,565
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 6.5%
           478,399  ASML Holding N.V. ORD                             10,983,459
         1,922,898  Intel Corp.                                       42,669,107
         1,439,773  Linear Technology Corp.                           44,704,951
           964,277  MEMC Electronic Materials Inc.(1)                 44,559,240
                                                                 ---------------
                                                                     142,916,757
                                                                 ---------------
SOFTWARE - 7.7%
         1,009,920  Adobe Systems Inc.(1)                             41,760,192
         2,466,549  Microsoft Corp.                                   63,439,640
            81,100  Nintendo Co., Ltd. ORD                            39,106,221
         1,155,407  Oracle Corp.(1)                                   24,875,913
                                                                 ---------------
                                                                     169,181,966
                                                                 ---------------

SELECT - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
SPECIALTY RETAIL - 1.2%
           771,201  TJX Companies, Inc. (The)                         25,997,186
                                                                 ---------------
TOBACCO - 1.5%
           649,784  Philip Morris International Inc.                  33,561,344
                                                                 ---------------
TRANSPORTATION INFRASTRUCTURE - 0.6%
         1,516,313  China Merchants Holdings
                    International Co. Ltd. ORD                         5,775,804
         8,974,500  Hopewell Highway
                    Infrastructure Ltd. ORD                            6,889,884
                                                                 ---------------
                                                                      12,665,688
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.9%
           590,442  Rogers Communications Inc.
                    Cl B ORD                                          19,955,434
                                                                 ---------------
TOTAL COMMON STOCKS                                                2,139,953,499
(Cost $1,966,677,534)                                            ---------------

TEMPORARY CASH INVESTMENTS - 1.8%
Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various
U.S. Treasury obligations, 3.625%, 4/15/25,
valued at $41,494,689), in a joint trading
account at 2.00%, dated 7/31/08, due 8/1/08
(Delivery value $40,302,239)                                          40,300,000
(Cost $40,300,000)                                               ---------------

TOTAL INVESTMENT SECURITIES - 99.6%                                2,180,253,499
                                                                 ---------------
(Cost $2,006,977,534)

OTHER ASSETS AND LIABILITIES - 0.4%                                    7,747,089
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $2,188,000,588
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
CONTRACTS                         SETTLEMENT                         UNREALIZED
TO SELL                              DATE             VALUE          GAIN (LOSS)
--------------------------------------------------------------------------------
   15,481,389  CAD for USD         8/29/08        $ 15,121,684       $ (49,461)
   84,418,557  DKK for USD         8/29/08          17,615,614           9,842
   22,467,897  Euro for USD        8/29/08          34,987,023         (44,084)
    8,195,820  GBP for USD         8/29/08          16,219,523         (20,483)
2,242,415,000  JPY for USD         8/29/08          20,814,688         (49,472)
                                                 -------------------------------
                                                  $104,758,532       $(153,658)
                                                 ===============================
(Value on Settlement Date $104,604,874)

SELECT - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
CAD = Canadian Dollar
DKK = Danish Krone
GBP = British Pound
JPY = Japanese Yen
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Non-income producing.

As of July 31, 2008, securities with an aggregate value of $148,336,129, which represented 6.8% of total net assets, were valued in accordance with alternative pricing procedures adopted by the Board of Directors.

SELECT - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of July 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                  $2,012,177,498
                                                                 ===============
Gross tax appreciation of investments                            $  244,929,067
Gross tax depreciation of investments                               (76,853,066)
                                                                 ---------------
Net tax appreciation (depreciation) of investments               $  168,076,001
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
INVESTMENTS ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO
REFLECT SUBSEQUENT CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST
RECENT ANNUAL OR SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
CAPITAL GROWTH FUND
JULY 31, 2008

[american century investments logo and text logo ®]

CAPITAL GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 98.8%
AEROSPACE & DEFENSE - 4.2%
             4,536  Honeywell International Inc.                   $     230,611
             3,168  Raytheon Co.                                         180,354
                                                                 ---------------
                                                                         410,965
                                                                 ---------------
AUTO COMPONENTS - 1.4%
             3,426  BorgWarner, Inc.                                     138,136
                                                                 ---------------
BEVERAGES - 3.6%
             3,956  Coca-Cola Co. (The)                                  203,734
             2,105  PepsiCo, Inc.                                        140,109
                                                                 ---------------
                                                                         343,843
                                                                 ---------------
BIOTECHNOLOGY - 1.3%
               445  Alexion Pharmaceuticals Inc.(1)                       41,719
               897  Genentech, Inc.(1)                                    85,439
                                                                 ---------------
                                                                         127,158
                                                                 ---------------
CAPITAL MARKETS - 3.2%
             4,322  Invesco Ltd.                                         100,659
             1,510  Northern Trust Corp.                                 118,037
             2,689  Waddell & Reed Financial, Inc.
                    Cl A                                                  89,813
                                                                 ---------------
                                                                         308,509
                                                                 ---------------
CHEMICALS - 2.0%
             1,587  Monsanto Co.                                         189,028
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 6.7%
             7,938  Cisco Systems Inc.(1)                                174,557
             4,175  Corning Inc.                                          83,542
             6,672  QUALCOMM Inc.                                        369,228
               209  Research In Motion Ltd.(1)                            25,669
                                                                 ---------------
                                                                         652,996
                                                                 ---------------
COMPUTERS & PERIPHERALS - 4.7%
             1,548  Apple Inc.(1)                                        246,054
             8,468  Dell Inc.(1)                                         208,059
                                                                 ---------------
                                                                         454,113
                                                                 ---------------
DIVERSIFIED - 1.0%
             1,858  iShares Russell 1000 Growth
                    Index Fund                                           100,295
                                                                 ---------------

CAPITAL GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
ELECTRIC UTILITIES - 1.0%
             1,459  FPL Group, Inc.                                       94,149
                                                                 ---------------
ELECTRICAL EQUIPMENT - 4.6%
             3,435  Cooper Industries, Ltd. Cl A                         144,854
             4,824  Emerson Electric Co.                                 234,929
               236  First Solar Inc.(1)                                   67,286
                                                                 ---------------
                                                                         447,069
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 0.9%
             9,551  Flextronics International Ltd.(1)                     85,290
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 5.5%
             3,026  Helmerich & Payne, Inc.                              178,926
             1,239  National Oilwell Varco, Inc.(1)                       97,423
               768  Schlumberger Ltd.                                     78,029
             1,287  Transocean Inc.(1)                                   175,071
                                                                 ---------------
                                                                         529,449
                                                                 ---------------
FOOD & STAPLES RETAILING - 3.0%
             4,961  Wal-Mart Stores, Inc.                                290,814
                                                                 ---------------
FOOD PRODUCTS - 2.6%
             1,931  Kellogg Co.                                          102,459
             3,396  Nestle SA ORD                                        148,761
                                                                 ---------------
                                                                         251,220
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 8.2%
             1,307  Baxter International Inc.                             89,673
             2,386  Becton, Dickinson & Co.                              202,594
             1,133  C.R. Bard, Inc.                                      105,188
             1,905  DENTSPLY International Inc.                           76,676
               575  Gen-Probe Inc.(1)                                     30,659
               486  Idexx Laboratories, Inc.(1)                           26,001
               358  Intuitive Surgical Inc.(1)                           111,442
             2,955  Medtronic, Inc.                                      156,113
                                                                 ---------------
                                                                         798,346
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 1.5%
             1,617  Express Scripts, Inc.(1)                             114,064
               946  VCA Antech Inc.(1)                                    27,566
                                                                 ---------------
                                                                         141,630
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.2%
             3,447  Darden Restaurants, Inc.                             112,269
                                                                 ---------------

CAPITAL GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES - 0.7%
             1,442  KB Home                                               25,365
               664  Mohawk Industries Inc.(1)(2)                          39,156
                                                                 ---------------
                                                                          64,521
                                                                 ---------------
HOUSEHOLD PRODUCTS - 1.4%
             2,002  Procter & Gamble Co. (The)                           131,091
                                                                 ---------------
INSURANCE - 1.0%
             1,999  Chubb Corp.                                           96,032
                                                                 ---------------
INTERNET & CATALOG RETAIL - 0.5%
               385  priceline.com Inc.(1)(2)                              44,256
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 1.3%
               263  Google Inc. Cl A(1)                                  124,596
                                                                 ---------------
IT SERVICES - 2.1%
             1,940  Global Payments Inc.                                  85,923
               362  International Business
                    Machines Corp.                                        46,329
             2,588  Western Union Co. (The)                               71,532
                                                                 ---------------
                                                                         203,784
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 1.5%
             1,221  QIAGEN N.V.(1)                                        22,943
             2,024  Thermo Fisher Scientific Inc.(1)                     122,492
                                                                 ---------------
                                                                         145,435
                                                                 ---------------
MACHINERY - 2.2%
             1,869  Eaton Corp.                                          132,773
               794  Valmont Industries, Inc.                              84,887
                                                                 ---------------
                                                                         217,660
                                                                 ---------------
MEDIA - 1.9%
             2,907  DIRECTV Group, Inc. (The)(1)                          78,547
             2,565  Scripps Networks
                    Interactive, Inc.(1)                                 103,985
                                                                 ---------------
                                                                         182,532
                                                                 ---------------
METALS & MINING - 1.8%
             1,463  Freeport-McMoRan Copper &
                    Gold, Inc.                                           141,545
               610  Newmont Mining Corp.                                  29,256
                                                                 ---------------
                                                                         170,801
                                                                 ---------------

CAPITAL GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
MULTI-UTILITIES - 0.3%
               715  Public Service Enterprise
                    Group Inc.                                            29,887
                                                                 ---------------
MULTILINE RETAIL - 1.4%
             5,875  Family Dollar Stores, Inc.                           136,888
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 4.7%
               669  Alpha Natural Resources, Inc.(1)                      66,198
               408  Apache Corp.                                          45,765
             1,181  Devon Energy Corp.                                   112,065
               540  EOG Resources Inc.                                    54,286
               406  Foundation Coal Holdings, Inc.                        24,116
               174  Massey Energy Co.                                     12,920
             1,341  Occidental Petroleum Corp.                           105,711
               782  XTO Energy Inc.                                       36,934
                                                                 ---------------
                                                                         457,995
                                                                 ---------------
PHARMACEUTICALS - 3.1%
             2,526  Allergan, Inc.                                       131,175
             2,070  Novo Nordisk AS B Shares ORD                         131,631
               813  Wyeth                                                 32,943
                                                                 ---------------
                                                                         295,749
                                                                 ---------------
REAL ESTATE INVESTMENT
TRUSTS (REITs) - 0.4%
               791  Digital Realty Trust Inc.                             33,942
                                                                 ---------------
ROAD & RAIL - 1.0%
             1,204  Union Pacific Corp.                                   99,258
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 5.9%
             5,829  Altera Corp.                                         127,947
             8,326  Intel Corp.                                          184,753
               587  Lam Research Corp.(1)                                 19,306
             5,152  Linear Technology Corp.                              159,970
             3,224  Xilinx, Inc.                                          80,052
                                                                 ---------------
                                                                         572,028
                                                                 ---------------
SOFTWARE - 6.7%
             3,178  Activision Blizzard, Inc.(1)                         114,344
             3,658  Adobe Systems Inc.(1)                                151,258
             4,837  Microsoft Corp.                                      124,408
             9,478  Oracle Corp.(1)                                      204,061
             1,025  salesforce.com, inc.(1)                               65,385
                                                                 ---------------
                                                                         659,456
                                                                 ---------------

CAPITAL GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
SPECIALTY RETAIL - 2.3%
             2,725  Advance Auto Parts, Inc.                             111,970
             2,668  AnnTaylor Stores Corp.(1)                             60,163
             2,677  Lowe's Companies, Inc.                                54,397
                                                                 ---------------
                                                                         226,530
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 2.0%
             4,613  American Tower Corp. Cl A(1)                         193,285
                                                                 ---------------
TOTAL COMMON STOCKS                                                    9,561,005
(Cost $9,244,693)                                                ---------------

TEMPORARY CASH INVESTMENTS - 2.1%
Repurchase Agreement, Credit Suisse First
Boston, Inc., (collateralized by various
U.S. Treasury obligations, 5.25%, 2/15/29,
valued at $203,774), in a joint trading account
at 2.02%, dated 7/31/08, due 8/1/08
(Delivery value $200,011)                                                200,000
                                                                 ---------------
(Cost $200,000)

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(3) - 0.5%
Repurchase Agreement, Barclays Capital Inc.,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 2.17%, dated 7/31/08,
due 8/1/08 (Delivery value $10,001)                                       10,000

Repurchase Agreement, BNP Paribas Securities
Corp., (collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 2.18%, dated 7/31/08,
due 8/1/08 (Delivery value $10,001)                                       10,000

Repurchase Agreement, Credit Suisse Securities
USA LLC, (collateralized by various U.S.
Government Agency obligations in a pooled
account at the lending agent), 2.19%, dated
7/31/08, due 8/1/08 (Delivery value $10,001)                              10,000

Repurchase Agreement, Deutsche Bank
Securities Inc., (collateralized by various
U.S. Government Agency obligations in a pooled
account at the lending agent), 2.18%, dated
7/31/08, due 8/1/08 (Delivery value $12,225)                              12,224

Repurchase Agreement, UBS Securities LLC,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 2.19%, dated 7/31/08,
due 8/1/08 (Delivery value $9,959)                                         9,958
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL                                             52,182
(Cost $52,182)                                                   ---------------

CAPITAL GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
                                                                       VALUE
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 101.4%                                   9,813,187
                                                                 ---------------
(Cost $9,496,875)

OTHER ASSETS AND LIABILITIES - (1.4)%                                  (136,282)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $   9,676,905
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts                     Settlement                             Unrealized
to Sell                          Date              Value             Gain (Loss)
--------------------------------------------------------------------------------
142,122  CHF for USD           8/29/08           $135,659               $224
557,036  DKK for USD           8/29/08            116,237                101
                                                --------------------------------
                                                 $251,896               $325
                                                ================================
(Value on Settlement Date $252,221)

NOTES TO SCHEDULE OF INVESTMENTS
CHF = Swiss Franc
DKK = Danish Krone
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of July 31, 2008. The aggregate value of securities on loan at July 31, 2008, was $50,536.
(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

As of July 31, 2008, securities with an aggregate value of $280,392, which represented 2.9% of total net assets, were valued in accordance with alternative pricing procedures adopted by the Board of Directors.

CAPITAL GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of July 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                     $ 9,637,506
                                                                 ===============
Gross tax appreciation of investments                               $   637,385
Gross tax depreciation of investments                                  (461,704)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                  $   175,681
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
INVESTMENTS ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO
REFLECT SUBSEQUENT CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST
RECENT ANNUAL OR SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
FOCUSED GROWTH FUND
JULY 31, 2008

[american century investments logo and text logo ®]

FOCUSED GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 97.6%
AEROSPACE & DEFENSE - 5.7%
             8,073  Honeywell International Inc.                   $     410,431
             4,863  Raytheon Co.                                         276,851
                                                                 ---------------
                                                                         687,282
                                                                 ---------------
AUTO COMPONENTS - 2.5%
             7,316  BorgWarner, Inc.                                     294,981
                                                                 ---------------
BEVERAGES - 4.9%
             9,357  Coca-Cola Co. (The)                                  481,886
             1,647  PepsiCo, Inc.                                        109,624
                                                                 ---------------
                                                                         591,510
                                                                 ---------------
CAPITAL MARKETS - 3.5%
            10,898  Invesco Ltd.                                         253,814
             1,253  Northern Trust Corp.                                  97,947
             2,082  Waddell & Reed Financial, Inc.
                    Cl A                                                  69,539
                                                                 ---------------
                                                                         421,300
                                                                 ---------------
CHEMICALS - 2.1%
             2,088  Monsanto Co.                                         248,702
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 5.9%
             5,500  Corning Inc.                                         110,055
            10,527  QUALCOMM Inc.                                        582,564
               130  Research In Motion Ltd.(1)                            15,967
                                                                 ---------------
                                                                         708,586
                                                                 ---------------
COMPUTERS & PERIPHERALS - 4.5%
             2,227  Apple Inc.(1)                                        353,982
             7,520  Dell Inc.(1)                                         184,766
                                                                 ---------------
                                                                         538,748
                                                                 ---------------
ELECTRIC UTILITIES - 0.5%
               880  FPL Group, Inc.                                       56,786
                                                                 ---------------
ELECTRICAL EQUIPMENT - 6.2%
             7,884  Cooper Industries, Ltd. Cl A                         332,468
             8,369  Emerson Electric Co.                                 407,571
                                                                 ---------------
                                                                         740,039
                                                                 ---------------

FOCUSED GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 0.7%
             9,050  Flextronics International Ltd.(1)                     80,817
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 3.9%
             4,905  Helmerich & Payne, Inc.                              290,032
             1,326  Transocean Inc.(1)                                   180,376
                                                                 ---------------
                                                                         470,408
                                                                 ---------------
FOOD & STAPLES RETAILING - 3.2%
             6,580  Wal-Mart Stores, Inc.                                385,720
                                                                 ---------------
FOOD PRODUCTS - 0.3%
               899  Nestle SA ORD                                         39,380
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 7.8%
             3,447  Baxter International Inc.                            236,499
             4,198  Becton, Dickinson & Co.                              356,452
             1,495  C.R. Bard, Inc.                                      138,796
             4,840  DENTSPLY International Inc.                          194,810
                69  Intuitive Surgical Inc.(1)                            21,479
                                                                 ---------------
                                                                         948,036
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.5%
             5,538  Darden Restaurants, Inc.                             180,373
                                                                 ---------------
HOUSEHOLD PRODUCTS - 2.5%
             4,596  Procter & Gamble Co. (The)                           300,946
                                                                 ---------------
INSURANCE - 2.1%
             5,129  Chubb Corp.                                          246,397
                                                                 ---------------
INTERNET & CATALOG RETAIL - 0.5%
               489  priceline.com Inc.(1)(2)                              56,211
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 1.2%
               296  Google Inc. Cl A(1)                                  140,230
                                                                 ---------------
IT SERVICES - 1.2%
             2,978  Global Payments Inc.                                 131,895
               437  Western Union Co. (The)                               12,079
                                                                 ---------------
                                                                         143,974
                                                                 ---------------

FOCUSED GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES - 3.1%
             6,140  Thermo Fisher Scientific Inc.(1)                     371,593
                                                                 ---------------
MACHINERY - 2.3%
             3,888  Eaton Corp.                                          276,204
                                                                 ---------------
MEDIA - 0.5%
               993  DIRECTV Group, Inc. (The)(1)                          26,831
               913  Scripps Networks
                    Interactive, Inc.(1)                                  37,013
                                                                 ---------------
                                                                          63,844
                                                                 ---------------
METALS & MINING - 2.4%
             2,911  Freeport-McMoRan Copper &
                    Gold, Inc.                                           281,639
                                                                 ---------------
MULTILINE RETAIL - 0.6%
             3,341  Family Dollar Stores, Inc.                            77,845
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 6.0%
             2,407  Apache Corp.                                         269,993
             2,799  Devon Energy Corp.                                   265,597
             3,982  XTO Energy Inc.                                      188,070
                                                                 ---------------
                                                                         723,660
                                                                 ---------------
PHARMACEUTICALS - 4.0%
             3,982  Allergan, Inc.                                       206,785
             4,202  Novo Nordisk AS B Shares ORD                         267,204
                                                                 ---------------
                                                                         473,989
                                                                 ---------------
ROAD & RAIL - 1.1%
             1,651  Union Pacific Corp.                                  136,108
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 6.9%
             8,991  Altera Corp.                                         197,352
            12,837  Intel Corp.                                          284,853
            10,661  Linear Technology Corp.                              331,025
               410  Xilinx, Inc.                                          10,180
                                                                 ---------------
                                                                         823,410
                                                                 ---------------
SOFTWARE - 7.0%
             5,850  Activision Blizzard, Inc.(1)                         210,483
             4,670  Adobe Systems Inc.(1)                                193,105
            11,494  Oracle Corp.(1)                                      247,466

FOCUSED GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
             2,917  salesforce.com, inc.(1)                              186,075
                                                                 ---------------
                                                                         837,129
                                                                 ---------------
SPECIALTY RETAIL - 0.9%
             2,734  Advance Auto Parts, Inc.                             112,340
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 2.1%
             5,976  American Tower Corp. Cl A(1)                         250,394
                                                                 ---------------
TOTAL COMMON STOCKS                                                   11,708,581
(Cost $11,669,891)                                               ---------------

TEMPORARY CASH INVESTMENTS - 1.7%
Repurchase Agreement, Deutsche Bank
Securities, Inc., (collateralized by various
U.S. Treasury obligations, 1.625%, 1/15/15,
valued at $204,228), in a joint trading
account at 2.05%, dated 7/31/08, due 8/1/08
(Delivery value $200,011)                                                200,000
(Cost $200,000)                                                  ---------------

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(3) - 0.5%
Repurchase Agreement, Barclays Capital Inc.,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 2.17%, dated 7/31/08,
due 8/1/08 (Delivery value $12,001)                                       12,000

Repurchase Agreement, BNP Paribas Securities
Corp., (collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 2.18%, dated 7/31/08,
due 8/1/08 (Delivery value $12,001)                                       12,000

Repurchase Agreement, Credit Suisse Securities
USA LLC, (collateralized by various U.S.
Government Agency obligations in a pooled
account at the lending agent), 2.19%,
dated 7/31/08, due 8/1/08
(Delivery value $12,001)                                                  12,000

Repurchase Agreement, Deutsche Bank
Securities Inc., (collateralized by various
U.S. Government Agency obligations in
a pooled account at the lending agent),
2.18%, dated 7/31/08, due 8/1/08
(Delivery value $6,401)                                                    6,401

Repurchase Agreement, UBS Securities LLC,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 2.19%, dated 7/31/08,
due 8/1/08 (Delivery value $12,001)                                       12,000
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL                                             54,401
(Cost $54,401)                                                   ---------------

FOCUSED GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
                                                                       VALUE
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 99.8%                                   11,962,982
(Cost $11,924,292)                                               ---------------

OTHER ASSETS AND LIABILITIES - 0.2%                                       19,473
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $  11,982,455
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts                     Settlement                             Unrealized
to Sell                          Date               Value            Gain (Loss)
--------------------------------------------------------------------------------
   37,623  CHF for USD          8/29/08           $ 35,912              $ 60
1,121,304  DKK for USD          8/29/08            233,982               159
                                                 -------------------------------
                                                  $269,894              $219
                                                 ===============================
(Value on Settlement Date $270,113)

NOTES TO SCHEDULE OF INVESTMENTS
CHF = Swiss Franc
DKK = Danish Krone
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of July 31, 2008. The aggregate value of securities on loan at July 31, 2008, was $56,211.
(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

As of July 31, 2008, securities with an aggregate value of $306,584, which represented 2.6% of total net assets, were valued in accordance with alternative pricing procedures adopted by the Board of Directors.

FOCUSED GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of July 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                     $11,959,008
                                                                 ===============
Gross tax appreciation of investments                               $   617,864
Gross tax depreciation of investments                                  (613,890)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                  $     3,974
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
INVESTMENTS ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO
REFLECT SUBSEQUENT CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST
RECENT ANNUAL OR SEMIANNUAL SHAREHOLDER REPORT

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
FUNDAMENTAL EQUITY FUND
JULY 31, 2008

[american century investments logo and text logo ®]

FUNDAMENTAL EQUITY - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 93.7%
AEROSPACE & DEFENSE - 5.5%
            43,000  General Dynamics Corp.                          $  3,833,020
           158,000  Honeywell International Inc.                       8,032,719
            62,242  Lockheed Martin Corp.                              6,493,708
            64,000  United Technologies Corp.                          4,094,720
                                                                 ---------------
                                                                      22,454,167
                                                                 ---------------
AUTO COMPONENTS - 0.8%
           111,000  Johnson Controls, Inc.                             3,347,760
                                                                 ---------------
BEVERAGES - 0.8%
            30,000  Anheuser-Busch Companies, Inc.                     2,032,800
            61,000  Coca-Cola Enterprises Inc.                         1,032,730
                                                                 ---------------
                                                                       3,065,530
                                                                 ---------------
BIOTECHNOLOGY - 0.4%
            33,461  Gilead Sciences, Inc.(1)                           1,806,225
                                                                 ---------------
CAPITAL MARKETS - 5.3%
           113,000  Ameriprise Financial Inc.                          4,802,500
             8,655  BlackRock, Inc.                                    1,875,625
           141,033  Charles Schwab Corp. (The)                         3,228,245
           193,000  Invesco Ltd.                                       4,494,970
            32,708  Knight Capital Group, Inc. Cl A(1)                   536,084
            20,000  Legg Mason, Inc.                                     807,000
            81,417  State Street Corp.                                 5,832,714
                                                                 ---------------
                                                                      21,577,138
                                                                 ---------------
CHEMICALS - 2.0%
            73,299  du Pont (E.I.) de Nemours & Co.                    3,211,229
            38,035  International Flavors &
                    Fragrances Inc.                                    1,529,768
            20,000  Monsanto Co.                                       2,382,200
            22,083  Terra Industries Inc.                              1,192,482
                                                                 ---------------
                                                                       8,315,679
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.8%
            96,000  Republic Services, Inc.                            3,120,000
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 2.8%
           280,000  Cisco Systems Inc.(1)                              6,157,200
            47,000  Corning Inc.                                         940,470
            81,000  QUALCOMM Inc.                                      4,482,540
                                                                 ---------------
                                                                      11,580,210
                                                                 ---------------

FUNDAMENTAL EQUITY - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS - 2.5%
            26,200  Apple Inc.(1)                                      4,164,490
           137,000  Hewlett-Packard Co.                                6,137,600
                                                                 ---------------
                                                                      10,302,090
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 0.5%
            19,492  Fluor Corp.                                        1,585,674
            15,289  KBR, Inc.                                            435,737
                                                                 ---------------
                                                                       2,021,411
                                                                 ---------------
CONSUMER FINANCE - 1.7%
           133,264  Capital One Financial Corp.                        5,578,431
            97,837  Discover Financial Services                        1,433,312
                                                                 ---------------
                                                                       7,011,743
                                                                 ---------------
CONTAINERS & PACKAGING - 0.8%
           120,000  Crown Holdings Inc.(1)                             3,363,600
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 2.4%
           106,819  Bank of America Corp.                              3,514,345
             9,067  IntercontinentalExchange Inc.(1)                     904,887
            14,362  JPMorgan Chase & Co.                                 583,528
           102,120  NYSE Euronext, Inc.                                4,824,149
                                                                 ---------------
                                                                       9,826,909
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 2.4%
           280,000  AT&T Inc.                                          8,626,800
           323,366  Qwest Communications
                    International Inc.(2)                              1,238,492
                                                                 ---------------
                                                                       9,865,292
                                                                 ---------------
ELECTRIC UTILITIES - 1.3%
           192,000  Duke Energy Corp.                                  3,375,360
            81,000  Pepco Holdings, Inc.                               2,020,140
                                                                 ---------------
                                                                       5,395,500
                                                                 ---------------
ELECTRICAL EQUIPMENT - 1.9%
            20,361  Belden Inc.                                          751,728
           144,150  Emerson Electric Co.                               7,020,105
                                                                 ---------------
                                                                       7,771,833
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 0.3%
            44,929  Avnet, Inc.(1)                                     1,224,765
                                                                 ---------------

FUNDAMENTAL EQUITY - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES - 0.1%
             4,773  Halliburton Co.                                      213,926
                                                                 ---------------
FOOD & STAPLES RETAILING - 3.4%
           145,585  CVS/Caremark Corp.                                 5,313,853
           148,000  Wal-Mart Stores, Inc.                              8,675,760
                                                                 ---------------
                                                                      13,989,613
                                                                 ---------------
FOOD PRODUCTS - 2.2%
           134,000  H.J. Heinz Co.                                     6,750,920
            74,736  Kraft Foods Inc. Cl A                              2,378,100
                                                                 ---------------
                                                                       9,129,020
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 2.6%
           123,500  Baxter International Inc.                          8,473,335
            60,000  STERIS Corp.                                       2,050,200
                                                                 ---------------
                                                                      10,523,535
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 1.1%
            59,300  Aetna Inc.                                         2,431,893
            12,494  McKesson Corp.                                       699,539
            48,000  UnitedHealth Group Inc.                            1,347,840
                                                                 ---------------
                                                                       4,479,272
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 2.8%
            28,048  Bally Technologies, Inc.(1)                          891,646
           114,000  Darden Restaurants, Inc.                           3,712,980
            60,000  McDonald's Corp.                                   3,587,400
            29,858  WMS Industries Inc.(1)                               841,398
            68,000  Yum! Brands, Inc.                                  2,435,760
                                                                 ---------------
                                                                      11,469,184
                                                                 ---------------
HOUSEHOLD PRODUCTS - 1.7%
           104,437  Procter & Gamble Co. (The)                         6,838,535
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 0.4%
            88,680  Reliant Energy, Inc.(1)                            1,605,995
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 1.4%
           208,261  General Electric Co.                               5,891,704
                                                                 ---------------
INSURANCE - 2.0%
            81,000  ACE Ltd.                                           4,106,701
            34,043  American International Group, Inc.                   886,820

FUNDAMENTAL EQUITY - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
             4,853  Prudential Financial, Inc.                           334,711
           124,000  Unum Group                                         2,995,840
                                                                 ---------------
                                                                       8,324,072
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 1.2%
             7,327  Google Inc. Cl A(1)                                3,471,166
            65,964  Yahoo! Inc.(1)                                     1,312,024
                                                                 ---------------
                                                                       4,783,190
                                                                 ---------------
IT SERVICES - 4.2%
            70,000  Accenture Ltd. Cl A                                2,923,200
            50,000  Affiliated Computer
                    Services Inc. Cl A(1)                              2,410,000
            50,527  International Business
                    Machines Corp.                                     6,466,445
             5,312  MasterCard Inc. Cl A                               1,296,925
           147,000  Western Union Co. (The)                            4,063,080
                                                                 ---------------
                                                                      17,159,650
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.4%
            37,720  Hasbro, Inc.                                       1,460,518
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 1.4%
            92,000  Thermo Fisher Scientific Inc.(1)                   5,567,840
                                                                 ---------------
MACHINERY - 1.1%
            23,027  Caterpillar Inc.                                   1,600,837
            45,000  Parker-Hannifin Corp.                              2,775,600
                                                                 ---------------
                                                                       4,376,437
                                                                 ---------------
MARINE - 0.5%
            46,473  Kirby Corp.(1)                                     2,217,692
                                                                 ---------------
MEDIA - 1.9%
            85,000  Omnicom Group Inc.                                 3,628,650
           129,000  Walt Disney Co. (The)                              3,915,150
                                                                 ---------------
                                                                       7,543,800
                                                                 ---------------
METALS & MINING - 1.4%
            26,289  Freeport-McMoRan
                    Copper & Gold, Inc.                                2,543,461
            56,000  Nucor Corp.                                        3,204,320
                                                                 ---------------
                                                                       5,747,781
                                                                 ---------------
MULTILINE RETAIL - 0.4%
            59,327  Big Lots, Inc.(1)                                  1,807,100
                                                                 ---------------

FUNDAMENTAL EQUITY - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS - 15.1%
           161,000  Chevron Corp.                                     13,614,160
            80,619  ConocoPhillips                                     6,580,123
            50,000  Devon Energy Corp.                                 4,744,500
           243,919  Exxon Mobil Corp.                                 19,618,404
            92,177  Marathon Oil Corp.                                 4,559,996
            92,886  McMoRan Exploration Co.(1)(2)                      2,492,131
           126,290  Occidental Petroleum Corp.(3)                      9,955,441
                                                                 ---------------
                                                                      61,564,755
                                                                 ---------------
PHARMACEUTICALS - 5.4%
            47,216  Abbott Laboratories                                2,660,149
            63,000  Eli Lilly & Co.                                    2,967,930
           122,000  Johnson & Johnson                                  8,353,341
            69,357  Merck & Co., Inc.                                  2,281,845
           137,000  Pfizer Inc.                                        2,557,790
            75,000  Wyeth                                              3,039,000
                                                                 ---------------
                                                                      21,860,055
                                                                 ---------------
REAL ESTATE INVESTMENT
TRUSTS (REITs) - 0.5%
            27,033  Public Storage                                     2,213,732
                                                                 ---------------
ROAD & RAIL - 0.7%
            39,089  Ryder System, Inc.                                 2,578,310
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 2.7%
            85,745  Altera Corp.                                       1,882,103
           119,573  Atmel Corp.(1)                                       422,093
           225,000  Intel Corp.                                        4,992,749
            98,447  National Semiconductor Corp.                       2,062,465
            59,287  Xilinx, Inc.                                       1,472,096
                                                                 ---------------
                                                                      10,831,506
                                                                 ---------------
SOFTWARE - 3.3%
           189,046  Microsoft Corp.                                    4,862,263
           392,000  Oracle Corp.(1)                                    8,439,760
                                                                 ---------------
                                                                      13,302,023
                                                                 ---------------
SPECIALTY RETAIL - 1.7%
            68,000  Best Buy Co., Inc.                                 2,700,959
             9,090  GameStop Corp. Cl A(1)                               368,236
           159,271  Gap, Inc. (The)                                    2,567,449
            15,235  Genesco Inc.(1)                                      447,909
            28,381  Urban Outfitters Inc.(1)                             936,857
                                                                 ---------------
                                                                       7,021,410
                                                                 ---------------

FUNDAMENTAL EQUITY - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS - 0.5%
            15,676  Coach Inc.(1)                                        399,895
            29,500  NIKE, Inc. Cl B                                    1,731,060
                                                                 ---------------
                                                                       2,130,955
                                                                 ---------------
TOBACCO - 1.3%
           259,891  Altria Group Inc.                                  5,288,782
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.1%
             5,421  American Tower Corp. Cl A(1)                         227,140
                                                                 ---------------
TOTAL COMMON STOCKS                                                  382,197,384
(Cost $392,815,576)                                              ---------------

TEMPORARY CASH INVESTMENTS - 3.1%
Repurchase Agreement, Credit Suisse First
Boston, Inc., (collateralized by various
U.S. Treasury obligations, 5.25%, 2/15/29,
valued at $5,909,438), in a joint trading
account at 2.02%, dated 7/31/08,
due 8/1/08 (Delivery value $5,800,325)                                 5,800,000

Repurchase Agreement, Deutsche Bank
Securities, Inc., (collateralized by various
U.S. Treasury obligations, 1.625%, 1/15/15,
valued at $7,147,970), in a joint trading
account at 2.05%, dated 7/31/08,
due 8/1/08 (Delivery value $7,000,399)                                 7,000,000
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                      12,800,000
(Cost $12,800,000)                                               ---------------

TEMPORARY CASH INVESTMENTS -
SEGREGATED FOR FUTURES CONTRACTS - 3.4%
Repurchase Agreement, Deutsche Bank
Securities, Inc., (collateralized by various
U.S. Treasury obligations, 1.625%, 1/15/15,
valued at $13,989,597), in a joint trading
account at 2.05%, dated 7/31/08, due 8/1/08
(Delivery value $13,700,780)                                          13,700,000
(Cost $13,700,000)                                                --------------

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(4) - 1.1%
Repurchase Agreement, Barclays Capital Inc.,
(collateralized by various U.S. Government
Agency obligations in a pooled account
at the lending agent), 2.17%, dated 7/31/08,
due 8/1/08 (Delivery value $875,053)                                     875,000

Repurchase Agreement, BNP Paribas
Securities Corp., (collateralized by various
U.S. Government Agency obligations in a
pooled account at the lending agent),
2.18%, dated 7/31/08, due 8/1/08
(Delivery value $875,053)                                                875,000

Repurchase Agreement, Credit Suisse
Securities USA LLC, (collateralized by various
U.S. Government Agency obligations in a
pooled account at the lending agent),
2.19%, dated 7/31/08, due 8/1/08
(Delivery value $875,053)                                                875,000

FUNDAMENTAL EQUITY - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
                                                                       VALUE
--------------------------------------------------------------------------------
Repurchase Agreement, Deutsche Bank
Securities Inc., (collateralized by various
U.S. Government Agency obligations in a
pooled account at the lending agent),
2.18%, dated 7/31/08, due 8/1/08
(Delivery value $997,858)                                                997,798

Repurchase Agreement, UBS Securities LLC,
(collateralized by various U.S. Government
Agency obligations in a pooled account
at the lending agent), 2.19%, dated 7/31/08,
due 8/1/08 (Delivery value $875,053)                                     875,000
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL                                          4,497,798
(Cost $4,497,798)                                                ---------------

TOTAL INVESTMENT SECURITIES - 101.3%                                 413,195,182
                                                                 ---------------
(Cost $423,813,374)

OTHER ASSETS AND LIABILITIES - (1.3)%                                (5,301,625)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $407,893,557
                                                                 ===============

FUTURES CONTRACTS
                                Expiration       Underlying Face    Unrealized
Contracts Purchased                Date          Amount at Value    Gain (Loss)
--------------------------------------------------------------------------------
211  S&P 500 E-Mini Futures   September 2008       $13,367,905       $246,008
                                                 ===============================

NOTES TO SCHEDULE OF INVESTMENTS
NYSE = New York Stock Exchange
(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of July 31, 2008. The aggregate value of securities on loan at July 31, 2008, was $4,519,788.
(3) Security, or a portion thereof, has been segregated on the fund's records, at the custodian bank, or with the broker as initial margin on futures contracts.
(4) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

FUNDAMENTAL EQUITY - SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of July 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $ 426,046,681
                                                                 ===============
Gross tax appreciation of investments                             $  17,327,330
Gross tax depreciation of investments                               (30,178,829)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                $ (12,851,499)
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
INVESTMENTS ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO
REFLECT SUBSEQUENT CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST
RECENT ANNUAL OR SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
HERITAGE FUND
JULY 31, 2008

[american century investments logo and text logo ®]

HERITAGE - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 97.1%
AEROSPACE & DEFENSE - 0.9%
           250,100  Alliant Techsystems Inc.(1)                   $   24,757,399
                                                                 ---------------
BEVERAGES - 1.4%
           524,180  Central European
                    Distribution Corp.(1)                             38,244,176
                                                                 ---------------
BIOTECHNOLOGY - 5.9%
            78,600  Alexion Pharmaceuticals Inc.(1)                    7,368,750
           464,200  BioMarin Pharmaceutical Inc.(1)                   15,109,710
           340,100  Celgene Corp.(1)                                  25,674,149
         2,618,800  CSL Ltd. ORD                                      85,087,629
         1,145,300  Grifols SA ORD                                    34,250,117
                                                                 ---------------
                                                                     167,490,355
                                                                 ---------------
CAPITAL MARKETS - 3.4%
            79,200  Affiliated Managers Group Inc.(1)                  6,842,880
         1,009,040  Janus Capital Group Inc.                          30,614,274
           796,800  Raymond James Financial, Inc.                     23,027,520
         1,030,700  Waddell & Reed Financial, Inc.
                    Cl A                                              34,425,380
                                                                 ---------------
                                                                      94,910,054
                                                                 ---------------
CHEMICALS - 6.1%
           142,800  Celanese Corp., Series A                           5,502,084
            54,239  CF Industries Holdings, Inc.                       8,865,907
           191,900  Intrepid Potash, Inc.(1)                          10,612,070
           350,000  K+S AG ORD                                        43,375,178
           701,630  Monsanto Co.                                      83,571,148
           167,600  Mosaic Co. (The)(1)                               21,320,396
                                                                 ---------------
                                                                     173,246,783
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 1.1%
           338,100  Copart, Inc.(1)                                   14,829,066
           229,600  FTI Consulting, Inc.(1)                           16,338,336
                                                                 ---------------
                                                                      31,167,402
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 1.7%
           385,200  Research In Motion Ltd.(1)                        47,310,264
                                                                 ---------------
COMPUTERS & PERIPHERALS - 1.6%
           285,427  Apple Inc.(1)                                     45,368,622
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 4.0%
           269,480  Foster Wheeler Ltd.(1)                            15,298,380
           884,400  KBR, Inc.                                         25,205,400
           927,500  Quanta Services, Inc.(1)                          28,641,200

HERITAGE - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
           779,400  Shaw Group Inc. (The)(1)                          45,049,320
                                                                 ---------------
                                                                     114,194,300
                                                                 ---------------
CONTAINERS & PACKAGING - 4.3%
         1,573,180  Crown Holdings Inc.(1)                            44,096,235
         1,808,913  Owens-Illinois Inc.(1)                            76,408,486
                                                                 ---------------
                                                                     120,504,721
                                                                 ---------------
DISTRIBUTORS - 0.8%
         1,129,500  LKQ Corp.(1)                                      23,154,750
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 2.0%
           280,600  Apollo Group, Inc. Cl A(1)                        17,478,574
           436,251  DeVry Inc.                                        24,783,419
            67,100  Strayer Education, Inc.                           14,943,170
                                                                 ---------------
                                                                      57,205,163
                                                                 ---------------
ELECTRICAL EQUIPMENT - 3.5%
           500,100  American Superconductor Corp.(1)                  19,748,949
           182,581  Energy Conversion Devices Inc.(1)                 12,767,889
            83,988  First Solar Inc.(1)                               23,945,819
           999,600  JA Solar Holdings Co., Ltd. ADR(1)                15,163,932
           212,900  Vestas Wind Systems AS ORD(1)                     27,976,488
                                                                 ---------------
                                                                      99,603,077
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 1.1%
           492,123  Dolby Laboratories Inc. Cl A(1)                   20,024,485
           292,000  FLIR Systems, Inc.(1)                             11,896,080
                                                                 ---------------
                                                                      31,920,565
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 5.6%
           188,058  Cameron International Corp.(1)                     8,981,650
           188,900  Dresser-Rand Group Inc.(1)                         7,197,090
         1,025,130  Hercules Offshore Inc.(1)                         25,597,496
           685,000  Patterson-UTI Energy Inc.                         19,467,700
           709,600  Seadrill Ltd. ORD                                 21,306,120
           181,600  Smith International, Inc.                         13,507,408
           449,700  Songa Offshore ASA ORD(1)                          6,465,192
         1,488,300  Weatherford International Ltd.(1)                 56,153,559
                                                                 ---------------
                                                                     158,676,215
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.8%
           580,600  BJ's Wholesale Club Inc.(1)                       21,789,918
                                                                 ---------------

HERITAGE - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.6%
            22,100  Intuitive Surgical Inc.(1)                         6,879,509
           625,100  Varian Medical Systems, Inc.(1)                   37,506,000
                                                                 ---------------
                                                                      44,385,509
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 3.9%
           820,100  Express Scripts, Inc.(1)                          57,849,854
           582,500  Medco Health Solutions Inc.(1)                    28,880,350
           823,500  Omnicare, Inc.                                    24,243,840
                                                                 ---------------
                                                                     110,974,044
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.8%
           336,110  Bally Technologies, Inc.(1)                       10,684,937
           337,800  Panera Bread Co. Cl A(1)                          16,923,780
           860,300  WMS Industries Inc.(1)                            24,243,254
                                                                 ---------------
                                                                      51,851,971
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 1.6%
           590,690  McDermott International, Inc.(1)                  28,158,192
           161,900  Walter Industries Inc.                            16,978,453
                                                                 ---------------
                                                                      45,136,645
                                                                 ---------------
INTERNET & CATALOG RETAIL - 0.9%
           209,641  priceline.com Inc.(1)                             24,098,233
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 1.7%
         1,006,614  Ariba, Inc.(1)                                    16,518,536
           173,300  Digital River Inc.(1)                              6,912,937
           300,400  Equinix Inc.(1)                                   24,440,544
                                                                 ---------------
                                                                      47,872,017
                                                                 ---------------
IT SERVICES - 2.5%
           467,700  Global Payments Inc.                              20,714,433
           202,700  MasterCard Inc. Cl A                              49,489,205
                                                                 ---------------
                                                                      70,203,638
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 1.3%
           170,165  Covance Inc.(1)                                   15,621,147
           160,900  Invitrogen Corp.(1)                                7,135,915
           244,200  Thermo Fisher Scientific Inc.(1)                  14,778,984
                                                                 ---------------
                                                                      37,536,046
                                                                 ---------------
MACHINERY - 4.6%
            99,400  Bucyrus International, Inc.                        6,958,994

HERITAGE - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
           219,800  Cummins Inc.                                      14,581,532
           613,749  Flowserve Corp.                                   81,837,292
           389,900  Joy Global Inc.                                   28,158,578
                                                                 ---------------
                                                                     131,536,396
                                                                 ---------------
METALS & MINING - 1.0%
           168,600  United States Steel Corp.                         27,036,696
                                                                 ---------------
MULTILINE RETAIL - 1.3%
           624,200  Big Lots, Inc.(1)                                 19,013,132
           448,900  Dollar Tree, Inc.(1)                              16,833,750
                                                                 ---------------
                                                                      35,846,882
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 4.8%
           225,200  Alpha Natural Resources, Inc.(1)                  22,283,540
           416,011  Arena Resources Inc.(1)                           17,019,010
           166,200  Peabody Energy Corp.                              11,243,430
         1,497,876  Petrohawk Energy Corp.(1)                         49,909,229
           255,000  St. Mary Land & Exploration Co.                   10,852,800
           270,766  Whiting Petroleum Corp.(1)                        25,362,651
                                                                 ---------------
                                                                     136,670,660
                                                                 ---------------
PERSONAL PRODUCTS - 0.4%
           293,300  Avon Products, Inc.                               12,435,920
                                                                 ---------------
ROAD & RAIL - 3.8%
           502,000  Arkansas Best Corp.                               18,644,280
           564,500  CSX Corp.                                         38,148,910
           541,900  Norfolk Southern Corp.                            38,973,448
           755,800  YRC Worldwide Inc.(1)                             12,773,020
                                                                 ---------------
                                                                     108,539,658
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 4.4%
           295,500  Intersil Corp. Cl A                                7,130,415
           261,100  Linear Technology Corp.                            8,107,155
         2,425,600  Marvell Technology Group Ltd.(1)                  35,874,624
           918,433  MEMC Electronic Materials Inc.(1)                 42,440,789
         1,855,900  ON Semiconductor Corp.(1)                         17,426,901
           507,700  Semiconductor HOLDRs Trust                        14,169,907
                                                                 ---------------
                                                                     125,149,791
                                                                 ---------------
SOFTWARE - 6.4%
         1,436,974  Activision Blizzard, Inc.(1)                      51,702,325
           446,000  McAfee Inc.(1)                                    14,606,500
           125,200  Nintendo Co., Ltd. ORD                            60,371,131
           208,100  Sybase, Inc.(1)                                    6,994,241

HERITAGE - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
           475,852  Ubisoft Entertainment SA ORD(1)                   47,016,098
                                                                 ---------------
                                                                     180,690,295
                                                                 ---------------
SPECIALTY RETAIL - 5.4%
           543,200  Children's Place Retail
                    Stores, Inc. (The)(1)                             20,668,760
           908,456  GameStop Corp. Cl A(1)                            36,801,553
           573,300  Guess?, Inc.                                      18,156,411
           937,500  Ross Stores, Inc.                                 35,587,500
         1,263,000  Urban Outfitters Inc.(1)                          41,691,630
                                                                 ---------------
                                                                     152,905,854
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 2.2%
           534,300  Polo Ralph Lauren Corp.                           31,614,531
           749,400  Warnaco Group Inc. (The)(1)                       31,437,330
                                                                 ---------------
                                                                      63,051,861
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 0.8%
         1,291,900  Hudson City Bancorp, Inc.                         23,590,094
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 2.5%
           808,100  MetroPCS
                    Communications, Inc.(1)                           13,438,703
         1,036,000  NII Holdings, Inc.(1)                             56,627,760
                                                                 ---------------
                                                                      70,066,463
                                                                 ---------------
TOTAL COMMON STOCKS                                                2,749,122,437
(Cost $2,321,413,487)                                            ---------------

TEMPORARY CASH INVESTMENTS-
SEGREGATED FOR FUTURES CONTRACTS - 2.9%
Repurchase Agreement, Credit Suisse First
Boston, Inc., (collateralized by various
U.S. Treasury obligations, 5.25%, 2/15/29,
valued at $82,426,472), in a joint trading
account at 2.02%, dated 7/31/08,
due 8/1/08 (Delivery value $80,904,539)                               80,900,000
                                                                 ---------------
(Cost $80,900,000)

TOTAL INVESTMENT SECURITIES - 100.0%                               2,830,022,437
                                                                 ---------------
(Cost $2,402,313,487)

OTHER ASSETS AND LIABILITIES - 0.0%                                      511,855
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $2,830,534,292
                                                                 ===============

HERITAGE - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts                         Settlement                         Unrealized
to Sell                              Date             Value          Gain (Loss)
--------------------------------------------------------------------------------
   80,842,356  AUD for USD          8/29/08        $ 75,905,249       $ 719,561
  120,331,080  DKK for USD          8/29/08          25,109,478          10,889
   70,408,546  Euro for USD         8/29/08         109,640,223        (142,741)
5,891,317,050  JPY for USD          8/29/08          54,684,762        (134,378)
  121,035,083  NOK for USD          8/29/08          23,547,529        (257,443)
                                                  ------------------------------
                                                   $288,887,241       $ 195,888
                                                  ==============================
(Value on Settlement Date $289,083,129)

FUTURES CONTRACTS
                                      Expiration   Underlying Face   Unrealized
Contracts Purchased                      Date      Amount at Value   Gain (Loss)
--------------------------------------------------------------------------------
320 S&P MidCap 400 E-Mini Futures  September 2008    $25,724,800    $(1,363,987)
                                                   =============================

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
AUD = Australian Dollar
DKK = Danish Krone
HOLDRs = Holding Company Depositary Receipts
JPY = Japanese Yen
NOK = Norwegian Krona
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Non-income producing.

As of July 31, 2008, securities with an aggregate value of $325,847,953, which represented 11.5% of total net assets, were valued in accordance with alternative pricing procedures adopted by the Board of Directors.

HERITAGE - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of July 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                  $2,408,169,600
                                                                 ===============
Gross tax appreciation of investments                            $  500,495,740
Gross tax depreciation of investments                               (78,642,903)
                                                                 ---------------
Net tax appreciation (depreciation) of investments               $  421,852,837
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
INVESTMENTS ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO
REFLECT SUBSEQUENT CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST
RECENT ANNUAL OR SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
NEW OPPORTUNITIES II FUND
JULY 31, 2008

[american century investments logo and text logo ®]

NEW OPPORTUNITIES II - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 98.3%
AEROSPACE & DEFENSE - 2.1%
           139,233  Curtiss-Wright Corp.                            $  7,329,226
            39,060  Esterline Technologies Corp.(1)                    1,905,347
           152,490  Orbital Sciences Corp.(1)                          3,813,775
                                                                 ---------------
                                                                      13,048,348
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 0.6%
           154,970  Pacer International Inc.                           3,678,988
                                                                 ---------------
AUTO COMPONENTS - 0.8%
           294,476  Exide Technologies(1)                              4,652,721
                                                                 ---------------
BEVERAGES - 1.5%
           129,966  Central European
                    Distribution Corp.(1)                              9,482,319
                                                                 ---------------
BIOTECHNOLOGY - 4.5%
            45,567  Alexion Pharmaceuticals Inc.(1)                    4,271,906
           151,079  Cubist Pharmaceuticals Inc.(1)                     3,423,450
           150,722  Emergent Biosolutions Inc.(1)                      2,030,225
           130,939  Martek Biosciences Corp.(1)                        4,924,616
            52,486  Myriad Genetics Inc.(1)                            3,490,319
            65,551  Onyx Pharmaceuticals, Inc.(1)                      2,654,816
            73,024  OSI Pharmaceuticals Inc.(1)                        3,843,253
            26,508  United Therapeutics Corp.(1)                       3,005,742
                                                                 ---------------
                                                                      27,644,327
                                                                 ---------------
BUILDING PRODUCTS - 0.8%
           133,610  NCI Building Systems Inc.(1)                       5,005,031
                                                                 ---------------
CAPITAL MARKETS - 1.0%
           182,940  Waddell & Reed Financial, Inc.
                    Cl A                                               6,110,196
                                                                 ---------------
CHEMICALS - 3.1%
            95,912  Airgas Inc.                                        5,493,839
           142,458  Koppers Holdings Inc.                              6,155,610
           107,163  SGL Carbon AG ORD(1)                               7,170,386
                                                                 ---------------
                                                                      18,819,835
                                                                 ---------------
COMMERCIAL BANKS - 2.1%
            56,489  First Financial Bankshares Inc.                    2,592,280
           285,169  Fulton Financial Corp.                             3,005,681
            78,837  Hancock Holding Co.                                3,538,993
           215,028  Oriental Financial Group                           3,735,037
                                                                 ---------------
                                                                      12,871,991
                                                                 ---------------

NEW OPPORTUNITIES II - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES - 1.8%
           107,930  FTI Consulting, Inc.(1)                            7,680,299
           226,784  Knoll Inc.                                         3,501,545
                                                                 ---------------
                                                                      11,181,844
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.5%
           217,561  Tekelec(1)                                         3,391,776
                                                                 ---------------
CONSUMER FINANCE - 0.9%
           302,642  EZCORP, Inc. Cl A(1)                               5,441,503
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 0.8%
            91,055  DeVry Inc.                                         5,172,835
                                                                 ---------------
ELECTRIC UTILITIES - 0.5%
            55,109  ITC Holdings Corp.                                 2,872,281
                                                                 ---------------
ELECTRICAL EQUIPMENT - 6.2%
           148,444  American
                    Superconductor Corp.(1)                            5,862,054
            56,569  AZZ Inc.(1)                                        2,589,163
           352,384  C&D Technologies Inc.(1)                           2,829,644
            52,753  Energy Conversion Devices Inc.(1)                  3,689,017
           200,169  EnerSys(1)                                         6,461,454
           273,735  GrafTech International Ltd.(1)                     6,419,085
           146,239  GT Solar International, Inc.(1)                    1,792,890
            85,843  Jinpan International Ltd.                          2,884,325
           116,917  Powell Industries, Inc.(1)                         6,138,143
                                                                 ---------------
                                                                      38,665,775
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 1.5%
            40,918  Itron Inc.(1)                                      3,777,959
           141,923  Maxwell Technologies, Inc.(1)                      1,911,703
           218,347  Photon Dynamics Inc.(1)                            3,253,370
                                                                 ---------------
                                                                       8,943,032
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 4.9%
            61,393  Dril-Quip Inc.(1)                                  3,323,817
            66,133  Exterran Holdings, Inc.(1)                         3,732,547
            32,622  Lufkin Industries Inc.                             2,909,882
           165,613  Natural Gas Services
                    Group Inc.(1)                                      4,249,630
            58,838  Oil States International, Inc.(1)                  3,229,029
         1,069,617  Parker Drilling Co.(1)                             8,631,809
            57,549  T-3 Energy Services Inc.(1)                        3,946,135
                                                                 ---------------
                                                                      30,022,849
                                                                 ---------------

NEW OPPORTUNITIES II - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
FOOD PRODUCTS - 1.5%
           580,139  Darling International Inc.(1)                      9,386,649
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 4.9%
            39,563  Analogic Corp.                                     2,895,220
            60,464  Exactech, Inc.(1)                                  1,737,735
            81,539  Immucor, Inc.(1)                                   2,456,770
           105,372  Kinetic Concepts Inc.(1)                           3,682,751
            57,168  Masimo Corp.(1)                                    2,159,235
           100,951  Merit Medical Systems Inc.(1)                      2,040,220
           108,098  Natus Medical Inc.(1)                              2,508,955
            41,769  NuVasive, Inc.(1)                                  2,346,165
            58,630  STERIS Corp.                                       2,003,387
           180,044  Syneron Medical Ltd.(1)                            2,527,818
           187,609  Zoll Medical Corp.(1)                              5,909,684
                                                                 ---------------
                                                                      30,267,940
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 5.4%
            87,986  Almost Family Inc.(1)                              2,890,340
            70,887  Amedisys, Inc.(1)                                  4,545,274
           275,754  AMN Healthcare Services, Inc.(1)                   5,211,750
           170,607  Amsurg Corp.(1)                                    4,572,268
           117,749  CardioNet, Inc.(1)                                 3,245,162
            73,555  HealthExtras, Inc.(1)                              2,207,386
           132,671  IPC The Hospitalist Co., Inc.(1)                   2,859,060
           117,939  LifePoint Hospitals Inc.(1)                        3,376,594
            93,194  Owens & Minor Inc.                                 4,279,468
                                                                 ---------------
                                                                      33,187,302
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.9%
           262,970  Burger King Holdings, Inc.                         7,055,486
           185,709  CKE Restaurants, Inc.                              2,278,649
           256,283  Town Sports International
                    Holdings, Inc.(1)                                  2,560,267
                                                                 ---------------
                                                                      11,894,402
                                                                 ---------------
HOUSEHOLD DURABLES - 1.5%
           234,951  Tupperware Brands Corp.                            9,163,089
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.3%
            15,163  Walter Industries Inc.                             1,590,144
                                                                 ---------------
INSURANCE - 0.8%
           557,700  Amil Participacoes SA ORD                          4,819,145
                                                                 ---------------
INTERNET & CATALOG RETAIL - 1.0%
            55,741  priceline.com Inc.(1)                              6,407,428
                                                                 ---------------

NEW OPPORTUNITIES II - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES - 4.6%
           683,456  AsiaInfo Holdings, Inc.(1)                         9,411,190
            34,727  Mercadolibre Inc.(1)                               1,244,963
           275,357  Switch & Data
                    Facilities Co. Inc.(1)                             4,634,258
           159,116  Vocus Inc.(1)                                      5,662,938
           341,371  Websense Inc.(1)                                   7,124,413
                                                                 ---------------
                                                                      28,077,762
                                                                 ---------------
IT SERVICES - 4.5%
           142,273  CACI International Inc.(1)                         6,396,594
           593,538  CyberSource Corp.(1)                              10,535,300
           190,826  ManTech International Corp.
                    Cl A(1)                                           10,655,723
                                                                 ---------------
                                                                      27,587,617
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 3.1%
           116,874  Kendle International Inc.(1)                       4,809,365
            91,775  PAREXEL International Corp.(1)                     2,682,583
           332,909  PerkinElmer, Inc.                                  9,687,653
           123,736  WuXi PharmaTech
                    (Cayman) Inc. ADR(1)                               2,242,096
                                                                 ---------------
                                                                      19,421,697
                                                                 ---------------
MACHINERY - 3.9%
            72,244  Bucyrus International, Inc.                        5,057,802
            49,014  CIRCOR International Inc.                          2,919,274
            49,880  Colfax Corp.(1)                                    1,361,225
            41,246  Key Technology, Inc.(1)                            1,321,934
            54,777  Valmont Industries, Inc.                           5,856,209
           134,594  Westinghouse Air Brake
                    Technologies Corp.                                 7,469,968
                                                                 ---------------
                                                                      23,986,412
                                                                 ---------------
MARINE - 3.3%
           190,151  Britannia Bulk Holdings Inc.(1)                    2,504,289
            27,786  DryShips Inc.                                      2,143,134
           110,741  Eagle Bulk Shipping Inc.                           3,215,919
            95,157  Kirby Corp.(1)                                     4,540,892
           190,557  Safe Bulkers Inc.(1)                               3,611,055
           127,092  TBS International Ltd. Cl A(1)                     4,643,941
                                                                 ---------------
                                                                      20,659,230
                                                                 ---------------
MEDIA - 1.1%
           115,457  VisionChina Media Inc. ADR(1)                      2,891,043
           249,119  World Wrestling
                    Entertainment, Inc. Cl A                           4,083,061
                                                                 ---------------
                                                                       6,974,104
                                                                 ---------------
METALS & MINING - 1.5%
            77,158  Compass Minerals
                    International Inc.                                 5,833,145

NEW OPPORTUNITIES II - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            90,268  Universal Stainless & Alloy
                    Products, Inc.(1)                                  3,444,627
                                                                 ---------------
                                                                       9,277,772
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 5.7%
           234,897  Approach Resources Inc.(1)                         4,723,778
            30,180  Berry Petroleum Company Cl A                       1,298,947
            83,454  BPZ Resources, Inc.(1)                             1,506,345
            52,884  Comstock Resources Inc.(1)                         3,226,453
            81,096  Concho Resources Inc.(1)                           2,655,894
           148,272  Encore Acquisition Co.(1)                          9,173,588
            97,522  Forest Oil Corp.(1)                                5,561,679
            40,160  Foundation Coal Holdings, Inc.                     2,385,504
           242,193  International Coal Group Inc.(1)                   2,535,761
           213,240  TXCO Resources, Inc.(1)                            2,004,456
                                                                 ---------------
                                                                      35,072,405
                                                                 ---------------
PERSONAL PRODUCTS - 1.3%
           272,899  American Oriental
                    Bioengineering Inc.(1)                             2,578,896
            59,484  Herbalife Ltd.                                     2,569,114
           205,482  Inter Parfums, Inc.                                3,078,120
                                                                 ---------------
                                                                       8,226,130
                                                                 ---------------
PHARMACEUTICALS - 1.6%
            68,996  Medicis Pharmaceutical Corp.
                    Cl A                                               1,266,767
           193,922  Perrigo Co.                                        6,831,872
           356,887  Questcor Pharmaceuticals, Inc.(1)                  1,784,435
                                                                 ---------------
                                                                       9,883,074
                                                                 ---------------
REAL ESTATE INVESTMENT
TRUSTS (REITs) - 2.3%
           211,612  Capstead Mortgage Corp.                            2,310,803
           252,801  Chimera Investment Corp.                           1,944,040
           119,002  Hatteras Financial Corp.                           2,731,096
           631,514  U-Store-It Trust                                   7,357,138
                                                                 ---------------
                                                                      14,343,077
                                                                 ---------------
ROAD & RAIL - 0.9%
            50,552  J.B. Hunt Transport Services, Inc.                 1,869,413
           209,968  YRC Worldwide Inc.(1)                              3,548,459
                                                                 ---------------
                                                                       5,417,872
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 4.9%
         1,085,038  EMCORE Corp.(1)                                    5,338,387
           364,969  Microsemi Corp.(1)                                 9,474,596
           928,357  RF Micro Devices, Inc.(1)                          3,035,727
           156,933  Supertex Inc.(1)                                   4,709,559
           230,780  Veeco Instruments Inc.(1)                          3,757,098

NEW OPPORTUNITIES II - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
           227,124  Volterra Semiconductor Corp.(1)                    3,724,834
                                                                 ---------------
                                                                      30,040,201
                                                                 ---------------
SOFTWARE - 2.9%
           147,189  Lawson Software Inc.(1)                            1,193,703
           343,383  NetScout Systems, Inc.(1)                          4,676,876
           300,098  Sybase, Inc.(1)                                   10,086,294
           165,910  Wind River Systems Inc.(1)                         1,946,124
                                                                 ---------------
                                                                      17,902,997
                                                                 ---------------
SPECIALTY RETAIL - 1.8%
           187,973  Aeropostale Inc.(1)                                6,062,129
            94,068  Dress Barn Inc.(1)                                 1,517,317
           117,135  hhgregg, Inc.(1)                                   1,172,521
           475,725  Wet Seal, Inc. (The) Cl A(1)                       2,088,433
                                                                 ---------------
                                                                      10,840,400
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.5%
            27,837  Deckers Outdoor Corp.(1)                           3,145,859
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 1.6%
           138,730  DXP Enterprises Inc.(1)                            6,636,844
           148,724  Houston Wire & Cable Co.                           2,926,888
                                                                 ---------------
                                                                       9,563,732
                                                                 ---------------
WATER UTILITIES - 0.4%
           221,397  Cascal N.V.(1)                                     2,413,227
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 1.5%
           587,423  Syniverse Holdings, Inc.(1)                        9,516,253
                                                                 ---------------
TOTAL COMMON STOCKS                                                  606,071,571
(Cost $532,940,755)                                              ---------------

TEMPORARY CASH INVESTMENTS - 1.5%
Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various
U.S. Treasury obligations, 3.625%, 4/15/25,
valued at $9,678,662), in a joint trading
account at 2.00%, dated 7/31/08, due 8/1/08
(Delivery value $9,400,522)                                            9,400,000
                                                                 ---------------
(Cost $9,400,000)

NEW OPPORTUNITIES II - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
                                                                       VALUE
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 99.8%                                  615,471,571
                                                                 ---------------
(Cost $542,340,755)

OTHER ASSETS AND LIABILITIES - 0.2%                                    1,254,119
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $616,725,690
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
ORD = Foreign Ordinary Share
(1) Non-income producing.

As of July 31, 2008, securities with an aggregate value of $11,989,531, which represented 1.9% of total net assets, were valued in accordance with alternative pricing procedures adopted by the Board of Directors.

NEW OPPORTUNITIES II - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of July 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $546,205,157
                                                                 ===============
Gross tax appreciation of investments                              $ 89,791,674
Gross tax depreciation of investments                               (20,525,260)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $ 69,266,414
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
INVESTMENTS ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO
REFLECT SUBSEQUENT CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST
RECENT ANNUAL OR SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
NEW OPPORTUNITIES FUND
JULY 31, 2008

[american century investments logo and text logo ®]

NEW OPPORTUNITIES - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 97.9%
AEROSPACE & DEFENSE - 2.1%
            49,036  Curtiss-Wright Corp.                           $   2,581,255
            13,326  Esterline Technologies Corp.(1)                      650,042
            53,453  Orbital Sciences Corp.(1)                          1,336,860
                                                                 ---------------
                                                                       4,568,157
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 0.6%
            53,724  Pacer International Inc.                           1,275,408
                                                                 ---------------
AUTO COMPONENTS - 0.8%
           105,522  Exide Technologies(1)                              1,667,248
                                                                 ---------------
BEVERAGES - 1.6%
            46,800  Central European
                    Distribution Corp.(1)                              3,414,528
                                                                 ---------------
BIOTECHNOLOGY - 4.4%
            16,114  Alexion Pharmaceuticals Inc.(1)                    1,510,688
            52,743  Cubist Pharmaceuticals Inc.(1)                     1,195,156
            51,534  Emergent Biosolutions Inc.(1)                        694,163
            46,028  Martek Biosciences Corp.(1)                        1,731,112
            18,167  Myriad Genetics Inc.(1)                            1,208,106
            22,835  Onyx Pharmaceuticals, Inc.(1)                        924,818
            25,547  OSI Pharmaceuticals Inc.(1)                        1,344,539
             9,259  United Therapeutics Corp.(1)                       1,049,878
                                                                 ---------------
                                                                       9,658,460
                                                                 ---------------
BUILDING PRODUCTS - 0.8%
            46,582  NCI Building Systems Inc.(1)                       1,744,962
                                                                 ---------------
CAPITAL MARKETS - 1.0%
            66,871  Waddell & Reed Financial, Inc.
                    Cl A                                               2,233,491
                                                                 ---------------
CHEMICALS - 3.1%
            34,145  Airgas Inc.                                        1,955,826
            50,003  Koppers Holdings Inc.                              2,160,630
            37,813  SGL Carbon AG ORD(1)                               2,530,105
                                                                 ---------------
                                                                       6,646,561
                                                                 ---------------
COMMERCIAL BANKS - 2.0%
            19,463  First Financial Bankshares Inc.                      893,157
            98,442  Fulton Financial Corp.                             1,037,579
            27,306  Hancock Holding Co.                                1,225,766
            74,545  Oriental Financial Group                           1,294,847
                                                                 ---------------
                                                                       4,451,349
                                                                 ---------------

NEW OPPORTUNITIES - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES - 1.8%
            38,238  FTI Consulting, Inc.(1)                            2,721,016
            79,212  Knoll Inc.                                         1,223,033
                                                                 ---------------
                                                                       3,944,049
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.6%
            78,095  Tekelec(1)                                         1,217,501
                                                                 ---------------
CONSUMER FINANCE - 0.9%
           106,153  EZCORP, Inc. Cl A(1)                               1,908,631
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 0.8%
            32,408  DeVry Inc.                                         1,841,098
                                                                 ---------------
ELECTRIC UTILITIES - 0.5%
            19,273  ITC Holdings Corp.                                 1,004,509
                                                                 ---------------
ELECTRICAL EQUIPMENT - 6.3%
            52,334  American Superconductor Corp.(1)                   2,066,669
            19,457  AZZ Inc.(1)                                          890,547
           122,990  C&D Technologies Inc.(1)                             987,610
            17,978  Energy Conversion Devices Inc.(1)                  1,257,202
            70,613  EnerSys(1)                                         2,279,387
            95,577  GrafTech International Ltd.(1)                     2,241,280
            51,766  GT Solar International, Inc.(1)                      634,651
            29,606  Jinpan International Ltd.                            994,762
            41,189  Powell Industries, Inc.(1)                         2,162,422
                                                                 ---------------
                                                                      13,514,530
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 1.4%
            14,193  Itron Inc.(1)                                      1,310,440
            48,860  Maxwell Technologies, Inc.(1)                        658,144
            77,059  Photon Dynamics Inc.(1)                            1,148,179
                                                                 ---------------
                                                                       3,116,763
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 4.8%
            21,644  Dril-Quip Inc.(1)                                  1,171,806
            22,933  Exterran Holdings, Inc.(1)                         1,294,339
            11,269  Lufkin Industries Inc.                             1,005,195
            58,266  Natural Gas Services Group Inc.(1)                 1,495,105
            20,528  Oil States International, Inc.(1)                  1,126,577
           377,093  Parker Drilling Co.(1)                             3,043,140
            20,172  T-3 Energy Services Inc.(1)                        1,383,194
                                                                 ---------------
                                                                      10,519,356
                                                                 ---------------
FOOD PRODUCTS - 1.6%
           208,820  Darling International Inc.(1)                      3,378,708
                                                                 ---------------

NEW OPPORTUNITIES - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES - 4.8%
            13,693  Analogic Corp.                                     1,002,054
            20,527  Exactech, Inc.(1)                                    589,946
            28,180  Immucor, Inc.(1)                                     849,063
            36,591  Kinetic Concepts Inc.(1)                           1,278,855
            19,775  Masimo Corp.(1)                                      746,902
            34,657  Merit Medical Systems Inc.(1)                        700,418
            37,180  Natus Medical Inc.(1)                                862,948
            14,437  NuVasive, Inc.(1)                                    810,926
            20,035  STERIS Corp.                                         684,596
            62,687  Syneron Medical Ltd.(1)                              880,125
            65,431  Zoll Medical Corp.(1)                              2,061,077
                                                                 ---------------
                                                                      10,466,910
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 5.3%
            30,455  Almost Family Inc.(1)                              1,000,447
            24,694  Amedisys, Inc.(1)                                  1,583,379
            96,060  AMN Healthcare Services, Inc.(1)                   1,815,533
            59,324  Amsurg Corp.(1)                                    1,589,883
            40,744  CardioNet, Inc.(1)                                 1,122,905
            25,191  HealthExtras, Inc.(1)                                755,982
            46,084  IPC The Hospitalist Co., Inc.(1)                     993,110
            40,957  LifePoint Hospitals Inc.(1)                        1,172,599
            32,380  Owens & Minor Inc.                                 1,486,890
                                                                 ---------------
                                                                      11,520,728
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.9%
            93,049  Burger King Holdings, Inc.                         2,496,505
            63,774  CKE Restaurants, Inc.                                782,507
            88,686  Town Sports International
                    Holdings, Inc.(1)                                    885,973
                                                                 ---------------
                                                                       4,164,985
                                                                 ---------------
HOUSEHOLD DURABLES - 1.5%
            82,777  Tupperware Brands Corp.                            3,228,303
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.3%
             5,389  Walter Industries Inc.                               565,144
                                                                 ---------------
INSURANCE - 0.8%
           206,000  Amil Participacoes SA ORD                          1,780,068
                                                                 ---------------
INTERNET & CATALOG RETAIL - 1.0%
            19,461  priceline.com Inc.(1)                              2,237,042
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 4.6%
           240,748  AsiaInfo Holdings, Inc.(1)                         3,315,101
            11,704  Mercadolibre Inc.(1)                                 419,588
            97,934  Switch & Data
                    Facilities Co. Inc.(1)                             1,648,229

NEW OPPORTUNITIES - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            56,394  Vocus Inc.(1)                                      2,007,062
           119,480  Websense Inc.(1)                                   2,493,548
                                                                 ---------------
                                                                       9,883,528
                                                                 ---------------
IT SERVICES - 4.5%
            50,603  CACI International Inc.(1)                         2,275,111
           211,105  CyberSource Corp.(1)                               3,747,114
            66,969  ManTech International Corp.
                    Cl A(1)                                            3,739,549
                                                                 ---------------
                                                                       9,761,774
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 3.1%
            40,662  Kendle International Inc.(1)                       1,673,241
            31,621  PAREXEL International Corp.(1)                       924,282
           116,615  PerkinElmer, Inc.                                  3,393,497
            42,411  WuXi PharmaTech
                    (Cayman) Inc. ADR(1)                                 768,487
                                                                 ---------------
                                                                       6,759,507
                                                                 ---------------
MACHINERY - 3.9%
            25,223  Bucyrus International, Inc.                        1,765,862
            16,912  CIRCOR International Inc.                          1,007,279
            16,944  Colfax Corp.(1)                                      462,402
            14,001  Key Technology, Inc.(1)                              448,732
            19,106  Valmont Industries, Inc.                           2,042,622
            47,464  Westinghouse Air Brake
                    Technologies Corp.                                 2,634,252
                                                                 ---------------
                                                                       8,361,149
                                                                 ---------------
MARINE - 3.4%
            67,263  Britannia Bulk Holdings Inc.(1)                      885,854
             9,566  DryShips Inc.                                        737,826
            39,400  Eagle Bulk Shipping Inc.                           1,144,176
            33,317  Kirby Corp.(1)                                     1,589,887
            68,807  Safe Bulkers Inc.(1)                               1,303,893
            45,462  TBS International Ltd. Cl A(1)                     1,661,181
                                                                 ---------------
                                                                       7,322,817
                                                                 ---------------
MEDIA - 1.1%
            40,515  VisionChina Media Inc. ADR(1)                      1,014,496
            88,008  World Wrestling
                    Entertainment, Inc. Cl A                           1,442,451
                                                                 ---------------
                                                                       2,456,947
                                                                 ---------------
METALS & MINING - 1.5%
            26,708  Compass Minerals
                    International Inc.                                 2,019,125
            31,200  Universal Stainless & Alloy
                    Products, Inc.(1)                                  1,190,592
                                                                 ---------------
                                                                       3,209,717
                                                                 ---------------

NEW OPPORTUNITIES - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS - 5.6%
            82,108  Approach Resources Inc.(1)                         1,651,192
            10,133  Berry Petroleum Company Cl A                         436,124
            28,545  BPZ Resources, Inc.(1)                               515,237
            18,193  Comstock Resources Inc.(1)                         1,109,955
            28,762  Concho Resources Inc.(1)                             941,956
            51,918  Encore Acquisition Co.(1)                          3,212,167
            33,999  Forest Oil Corp.(1)                                1,938,963
            13,786  Foundation Coal Holdings, Inc.                       818,888
            83,302  International Coal Group Inc.(1)                     872,172
            73,196  TXCO Resources, Inc.(1)                              688,042
                                                                 ---------------
                                                                      12,184,696
                                                                 ---------------
PERSONAL PRODUCTS - 1.3%
            95,559  American Oriental
                    Bioengineering Inc.(1)                               903,033
            20,935  Herbalife Ltd.                                       904,183
            72,776  Inter Parfums, Inc.                                1,090,184
                                                                 ---------------
                                                                       2,897,400
                                                                 ---------------
PHARMACEUTICALS - 1.6%
            22,722  Medicis Pharmaceutical Corp.
                    Cl A                                                 417,176
            70,359  Perrigo Co.                                        2,478,747
           121,718  Questcor Pharmaceuticals, Inc.(1)                    608,590
                                                                 ---------------
                                                                       3,504,513
                                                                 ---------------
REAL ESTATE INVESTMENT
TRUSTS (REITs) - 2.3%
            74,688  Capstead Mortgage Corp.                              815,593
            86,247  Chimera Investment Corp.                             663,239
            42,666  Hatteras Financial Corp.                             979,185
           220,769  U-Store-It Trust                                   2,571,959
                                                                 ---------------
                                                                       5,029,976
                                                                 ---------------
ROAD & RAIL - 0.9%
            17,476  J.B. Hunt Transport Services, Inc.                   646,262
            71,427  YRC Worldwide Inc.(1)                              1,207,117
                                                                 ---------------
                                                                       1,853,379
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 4.8%
           378,183  EMCORE Corp.(1)                                    1,860,660
           129,101  Microsemi Corp.(1)                                 3,351,461
           320,613  RF Micro Devices, Inc.(1)                          1,048,405
            54,670  Supertex Inc.(1)                                   1,640,647
            80,174  Veeco Instruments Inc.(1)                          1,305,233
            78,827  Volterra Semiconductor Corp.(1)                    1,292,763
                                                                 ---------------
                                                                      10,499,169
                                                                 ---------------

NEW OPPORTUNITIES - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
SOFTWARE - 2.9%
            49,589  Lawson Software Inc.(1)                              402,167
           120,437  NetScout Systems, Inc.(1)                          1,640,352
           107,742  Sybase, Inc.(1)                                    3,621,208
            57,204  Wind River Systems Inc.(1)                           671,003
                                                                 ---------------
                                                                       6,334,730
                                                                 ---------------
SPECIALTY RETAIL - 1.8%
            67,805  Aeropostale Inc.(1)                                2,186,712
            32,485  Dress Barn Inc.(1)                                   523,983
            39,122  hhgregg, Inc.(1)                                     391,611
           163,242  Wet Seal, Inc. (The) Cl A(1)                         716,632
                                                                 ---------------
                                                                       3,818,938
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.5%
             9,714  Deckers Outdoor Corp.(1)                           1,097,779
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 1.5%
            48,421  DXP Enterprises Inc.(1)                            2,316,461
            51,640  Houston Wire & Cable Co.                           1,016,275
                                                                 ---------------
                                                                       3,332,736
                                                                 ---------------
WATER UTILITIES - 0.4%
            78,704  Cascal N.V.(1)                                       857,874
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 1.5%
           206,520  Syniverse Holdings, Inc.(1)                        3,345,624
                                                                 ---------------
TOTAL COMMON STOCKS                                                  212,580,742
(Cost $190,188,846)                                              ---------------

TEMPORARY CASH INVESTMENTS - 1.4%
Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various
U.S. Treasury obligations, 3.625%, 4/15/25,
valued at $3,088,935), in a joint trading
account at 2.00%, dated 7/31/08,
due 8/1/08 (Delivery value $3,000,167)                                 3,000,000
                                                                 ---------------
(Cost $3,000,000)

TOTAL INVESTMENT SECURITIES - 99.3%                                  215,580,742
                                                                 ---------------
(Cost $193,188,846)

OTHER ASSETS AND LIABILITIES - 0.7%                                    1,590,606
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $ 217,171,348
                                                                 ===============

NEW OPPORTUNITIES - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
ORD = Foreign Ordinary Share
(1) Non-income producing.

As of July 31, 2008, securities with an aggregate value of $4,310,173, which represented 2.0% of total net assets, were valued in accordance with alternative pricing procedures adopted by the Board of Directors.

NEW OPPORTUNITIES - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of July 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $ 193,651,567
                                                                 ===============
Gross tax appreciation of investments                             $  29,992,195
Gross tax depreciation of investments                                (8,063,020)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                $  21,929,175
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
INVESTMENTS ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO
REFLECT SUBSEQUENT CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST
RECENT ANNUAL OR SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
BALANCED FUND
JULY 31, 2008

[american century investments logo and text logo ®]

BALANCED - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 54.9%
AEROSPACE & DEFENSE - 1.6%
            64,709  Boeing Co.                                     $   3,954,367
            10,214  General Dynamics Corp.                               910,476
             3,494  Goodrich Corp.                                       171,695
             3,107  L-3 Communications Holdings, Inc.                    306,630
            26,221  Lockheed Martin Corp.                              2,735,637
            10,191  Raytheon Co.                                         580,174
                                                                 ---------------
                                                                       8,658,979
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 0.5%
             4,373  C.H. Robinson Worldwide Inc.                         210,779
             7,966  FedEx Corp.                                          628,039
            28,789  United Parcel Service, Inc. Cl B                   1,816,010
                                                                 ---------------
                                                                       2,654,828
                                                                 ---------------
AIRLINES - 0.1%
            20,776  Southwest Airlines Co.                               323,898
                                                                 ---------------
AUTO COMPONENTS - 0.2%
            14,564  Johnson Controls, Inc.                               439,250
            26,336  Lear Corp.(1)                                        379,502
            22,061  TRW Automotive Holdings Corp.(1)                     409,232
                                                                 ---------------
                                                                       1,227,984
                                                                 ---------------
AUTOMOBILES(2)
            27,041  Ford Motor Co.(1)(3)                                 129,797
                                                                 ---------------
BEVERAGES - 1.5%
            65,787  Anheuser-Busch Companies, Inc.                     4,457,727
            29,312  Coca-Cola Co. (The)                                1,509,568
            35,509  PepsiCo, Inc.                                      2,363,479
                                                                 ---------------
                                                                       8,330,774
                                                                 ---------------
BIOTECHNOLOGY - 1.6%
           101,753  Amgen Inc.(1)                                      6,372,791
            27,152  Cephalon, Inc.(1)(3)                               1,986,440
             3,346  Gilead Sciences, Inc.(1)                             180,617
                                                                 ---------------
                                                                       8,539,848
                                                                 ---------------
CAPITAL MARKETS - 2.4%
            23,722  Charles Schwab Corp. (The)                           542,997
            29,776  Federated Investors Inc. Cl B                        978,439
            10,542  Goldman Sachs Group, Inc. (The)                    1,940,150
             2,945  Janus Capital Group Inc.                              89,351
            63,668  Knight Capital Group, Inc. Cl A(1)                 1,043,519
            15,943  Merrill Lynch & Co., Inc.(3)                         424,881

BALANCED - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            31,756  Morgan Stanley                                     1,253,727
            22,247  Northern Trust Corp.                               1,739,048
            38,703  Raymond James Financial, Inc.                      1,118,517
            53,389  State Street Corp.                                 3,824,787
                                                                 ---------------
                                                                      12,955,416
                                                                 ---------------
CHEMICALS - 0.8%
               621  Ashland Inc.                                          25,939
             4,676  Celanese Corp., Series A                             180,166
             5,938  CF Industries Holdings, Inc.                         970,626
             7,520  Mosaic Co. (The)(1)                                  956,619
               334  Potash Corp. of Saskatchewan                          68,226
             2,352  Sigma-Aldrich Corp.                                  142,860
            39,948  Terra Industries Inc.                              2,157,193
                                                                 ---------------
                                                                       4,501,629
                                                                 ---------------
COMMERCIAL BANKS - 1.1%
            48,081  Royal Bank of Canada                               2,215,092
           118,641  Wells Fargo & Co.                                  3,591,263
                                                                 ---------------
                                                                       5,806,355
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.1%
             7,423  Allied Waste Industries Inc.(1)                       89,818
             9,768  R.R. Donnelley & Sons Co.                            260,806
             3,636  Watson Wyatt Worldwide, Inc.
                    Cl A                                                 210,670
                                                                 ---------------
                                                                         561,294
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.3%
            43,814  Cisco Systems Inc.(1)                                963,470
            22,601  Corning Inc.                                         452,246
             3,368  QUALCOMM Inc.                                        186,385
                                                                 ---------------
                                                                       1,602,101
                                                                 ---------------
COMPUTERS & PERIPHERALS - 2.3%
            24,484  Apple Inc.(1)                                      3,891,732
            53,192  EMC Corp.(1)                                         798,412
           142,700  Hewlett-Packard Co.                                6,392,960
            48,556  Western Digital Corp.(1)                           1,397,927
                                                                 ---------------
                                                                      12,481,031
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 0.6%
            19,331  Chicago Bridge & Iron Company
                    New York Shares                                      633,477
             5,535  EMCOR Group Inc.(1)                                  166,714
            30,390  Fluor Corp.                                        2,472,227
                                                                 ---------------
                                                                       3,272,418
                                                                 ---------------

BALANCED - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
CONSUMER FINANCE - 0.3%
            20,050  Capital One Financial Corp.                          839,293
            59,510  Discover Financial Services                          871,822
                                                                 ---------------
                                                                       1,711,115
                                                                 ---------------
CONTAINERS & PACKAGING - 0.3%
             9,603  Owens-Illinois Inc.(1)                               405,631
            24,795  Rock-Tenn Co. Cl A                                   881,462
            13,006  Sonoco Products Co.                                  424,256
                                                                 ---------------
                                                                       1,711,349
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 1.5%
           105,827  Bank of America Corp.                              3,481,708
            54,306  Citigroup Inc.                                     1,014,979
            95,770  JPMorgan Chase & Co.                               3,891,136
                                                                 ---------------
                                                                       8,387,823
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 1.3%
           155,890  AT&T Inc.                                          4,802,971
             3,606  CenturyTel Inc.                                      134,107
             3,780  Embarq Corp.                                         173,011
            55,970  Verizon Communications Inc.                        1,905,219
            11,433  Windstream Corp.                                     136,281
                                                                 ---------------
                                                                       7,151,589
                                                                 ---------------
ELECTRIC UTILITIES - 1.2%
            32,166  Duke Energy Corp.                                    565,478
             7,879  Edison International                                 380,871
            32,522  Entergy Corp.                                      3,477,251
             4,188  Exelon Corp.                                         329,261
            19,043  FPL Group, Inc.                                    1,228,845
             7,810  PPL Corp.                                            366,758
                                                                 ---------------
                                                                       6,348,464
                                                                 ---------------
ELECTRICAL EQUIPMENT - 0.2%
            21,227  Emerson Electric Co.                               1,033,755
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 0.9%
           206,893  Celestica Inc.(1)                                  1,644,799
            91,103  Tyco Electronics Ltd.                              3,019,154
                                                                 ---------------
                                                                       4,663,953
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 1.8%
            29,105  ENSCO International Inc.                           2,012,320
            25,106  FMC Technologies Inc.(1)                           1,551,049
            36,000  Halliburton Co.                                    1,613,520
            22,935  National Oilwell Varco, Inc.(1)                    1,803,379

BALANCED - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
             6,540  Noble Corp.                                          339,230
             3,022  Oil States International, Inc.(1)                    165,847
            18,268  Schlumberger Ltd.                                  1,856,029
             4,742  Smith International, Inc.                            352,710
               388  Unit Corp.(1)                                         26,209
                                                                 ---------------
                                                                       9,720,293
                                                                 ---------------
FOOD & STAPLES RETAILING - 1.5%
            11,055  Costco Wholesale Corp.                               692,927
            30,266  Kroger Co. (The)                                     855,922
            33,659  Safeway Inc.                                         899,368
            49,500  SYSCO Corp.                                        1,403,820
            72,919  Wal-Mart Stores, Inc.                              4,274,513
                                                                 ---------------
                                                                       8,126,550
                                                                 ---------------
FOOD PRODUCTS - 0.8%
            26,979  Flowers Foods Inc.                                   811,259
            32,170  General Mills, Inc.                                2,071,426
            31,279  H.J. Heinz Co.                                     1,575,836
                                                                 ---------------
                                                                       4,458,521
                                                                 ---------------
GAS UTILITIES - 0.2%
            23,395  Nicor Inc.                                           931,589
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.0%
            39,733  Baxter International Inc.                          2,726,080
             8,070  Becton, Dickinson & Co.                              685,224
               698  Edwards Lifesciences Corp.(1)                         43,751
            36,867  Medtronic, Inc.                                    1,947,684
                                                                 ---------------
                                                                       5,402,739
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 0.4%
             7,612  Express Scripts, Inc.(1)                             536,950
            40,208  Owens & Minor Inc.                                 1,846,352
                                                                 ---------------
                                                                       2,383,302
                                                                 ---------------
HEALTH CARE TECHNOLOGY(2)
             8,135  IMS Health Inc.                                      170,022
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.6%
             7,865  Choice Hotels International Inc.                     195,445
            94,051  McDonald's Corp.                                   5,623,309
            35,959  Starwood Hotels & Resorts
                    Worldwide, Inc.                                    1,233,034
            47,019  Yum! Brands, Inc.                                  1,684,221
                                                                 ---------------
                                                                       8,736,009
                                                                 ---------------

BALANCED - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES - 0.6%
             5,316  NVR, Inc.(1)                                       2,936,133
             1,338  Snap-on Inc.                                          75,316
             2,620  Tupperware Brands Corp.                              102,180
                                                                 ---------------
                                                                       3,113,629
                                                                 ---------------
HOUSEHOLD PRODUCTS - 1.0%
            15,916  Colgate-Palmolive Co.                              1,182,081
            65,085  Procter & Gamble Co. (The)                         4,261,766
                                                                 ---------------
                                                                       5,443,847
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 0.5%
           149,966  Reliant Energy, Inc.(1)                            2,715,884
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.8%
           159,905  General Electric Co.                               4,523,712
                                                                 ---------------
INSURANCE - 2.0%
            33,615  ACE Ltd.                                           1,704,281
             3,314  Allied World Assurance Co.
                    Holdings Ltd.                                        137,896
            37,438  American Financial Group, Inc.                     1,084,579
            35,983  Arch Capital Group Ltd.(1)                         2,509,094
            31,085  Aspen Insurance Holdings Ltd.                        789,248
             2,429  Assurant, Inc.                                       146,031
            28,645  Axis Capital Holdings Ltd.                           907,474
            36,480  MetLife, Inc.                                      1,852,090
            22,863  Platinum Underwriters
                    Holdings, Ltd.                                       825,354
            18,393  Travelers Companies, Inc. (The)                      811,499
                                                                 ---------------
                                                                      10,767,546
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 0.5%
             5,396  Google Inc. Cl A(1)                                2,556,355
                                                                 ---------------
IT SERVICES - 3.8%
            90,872  Accenture Ltd. Cl A                                3,794,815
            67,503  International Business
                    Machines Corp.                                     8,639,033
             5,581  MasterCard Inc. Cl A                               1,362,601
            22,510  Metavante Technologies Inc.(1)                       501,073
            29,820  Visa Inc. Cl A(1)                                  2,178,649
           156,974  Western Union Co. (The)                            4,338,761
                                                                 ---------------
                                                                      20,814,932
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.2%
            15,962  Hasbro, Inc.                                         618,048
            12,531  Polaris Industries Inc.(3)                           536,327
                                                                 ---------------
                                                                       1,154,375
                                                                 ---------------

BALANCED - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES - 0.2%
             9,520  Invitrogen Corp.(1)                                  422,212
               438  Millipore Corp.(1)                                    30,813
            10,523  Thermo Fisher Scientific Inc.(1)                     636,852
                                                                 ---------------
                                                                       1,089,877
                                                                 ---------------
MACHINERY - 0.9%
            48,420  Caterpillar Inc.                                   3,366,158
             4,357  Dover Corp.                                          216,238
             4,741  Flowserve Corp.                                      632,165
            15,716  Parker-Hannifin Corp.                                969,363
                                                                 ---------------
                                                                       5,183,924
                                                                 ---------------
MEDIA - 1.2%
           109,215  Comcast Corp. Cl A                                 2,252,013
            18,791  DIRECTV Group, Inc. (The)(1)                         507,733
            63,207  DISH Network Corp. Cl A(1)                         1,859,550
             6,277  Omnicom Group Inc.                                   267,965
            49,951  Walt Disney Co. (The)                              1,516,013
                                                                 ---------------
                                                                       6,403,274
                                                                 ---------------
METALS & MINING - 0.5%
            30,694  Freeport-McMoRan Copper &
                    Gold, Inc.                                         2,969,645
                                                                 ---------------
MULTI-UTILITIES - 0.1%
             2,556  DTE Energy Co.                                       104,796
            11,824  Public Service Enterprise
                    Group Inc.                                           494,243
                                                                 ---------------
                                                                         599,039
                                                                 ---------------
MULTILINE RETAIL - 0.5%
            83,810  Big Lots, Inc.(1)                                  2,552,853
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 6.9%
             8,580  Apache Corp.                                         962,419
            58,279  Chevron Corp.                                      4,928,072
            82,976  ConocoPhillips                                     6,772,501
            11,071  Devon Energy Corp.                                 1,050,527
           186,071  Exxon Mobil Corp.                                 14,965,691
             7,298  Hess Corp.                                           740,017
             9,739  Holly Corp.                                          278,341
             1,897  Massey Energy Co.                                    140,852
            23,182  McMoRan Exploration Co.(1)                           621,973
             3,995  Noble Energy Inc.                                    295,111
            25,156  Occidental Petroleum Corp.                         1,983,047
            31,020  Spectra Energy Corp.                                 842,813
            32,907  Stone Energy Corp.(1)                              1,678,915
            36,330  Sunoco, Inc.                                       1,475,361

BALANCED - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            26,453  W&T Offshore Inc.                                  1,170,810
            13,920  Williams Companies, Inc. (The)                       446,136
                                                                 ---------------
                                                                      38,352,586
                                                                 ---------------
PHARMACEUTICALS - 2.7%
            34,388  Eli Lilly & Co.                                    1,620,019
           126,611  Johnson & Johnson                                  8,669,054
            18,242  Merck & Co., Inc.                                    600,162
           134,793  Pfizer Inc.                                        2,516,584
            51,644  Schering-Plough Corp.                              1,088,656
                                                                 ---------------
                                                                      14,494,475
                                                                 ---------------
REAL ESTATE INVESTMENT
TRUSTS (REITs) - 0.1%
             5,769  Equity Residential                                   249,048
            11,500  Host Hotels & Resorts Inc.                           150,765
             3,146  Public Storage                                       257,626
                                                                 ---------------
                                                                         657,439
                                                                 ---------------
ROAD & RAIL - 0.7%
             7,965  Burlington Northern
                    Santa Fe Corp.                                       829,395
            11,758  CSX Corp.                                            794,606
            10,452  Norfolk Southern Corp.                               751,708
             1,107  Ryder System, Inc.                                    73,018
            13,904  Union Pacific Corp.                                1,146,245
                                                                 ---------------
                                                                       3,594,972
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 2.1%
           189,175  Amkor Technology Inc.(1)                           1,657,173
            66,823  Intel Corp.                                        1,482,802
           294,911  LSI Corp.(1)                                       2,046,682
           144,780  National Semiconductor Corp.                       3,033,141
           135,565  Texas Instruments Inc.                             3,305,075
                                                                 ---------------
                                                                      11,524,873
                                                                 ---------------
SOFTWARE - 1.4%
            25,311  Adobe Systems Inc.(1)                              1,046,610
             9,133  CA, Inc.                                             217,913
           102,645  Microsoft Corp.                                    2,640,029
           177,457  Symantec Corp.(1)                                  3,739,020
                                                                 ---------------
                                                                       7,643,572
                                                                 ---------------
SPECIALTY RETAIL - 1.5%
            31,325  AutoZone, Inc.(1)                                  4,081,335
            14,027  Best Buy Co., Inc.                                   557,152

BALANCED - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                 VALUE
--------------------------------------------------------------------------------
           138,611  Gap, Inc. (The)                                    2,234,409
            92,959  RadioShack Corp.                                   1,550,556
                                                                 ---------------
                                                                       8,423,452
                                                                 ---------------
TOBACCO - 0.5%
            88,127  Altria Group Inc.                                  1,793,385
            20,956  Philip Morris International Inc.                   1,082,377
                                                                 ---------------
                                                                       2,875,762
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.1%
            10,774  American Tower Corp. Cl A(1)                         451,431
                                                                 ---------------
TOTAL COMMON STOCKS                                                  299,890,879
(Cost $280,907,572)                                              ---------------

U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(4) - 14.8%
    $       92,751  FHLMC, 7.00%, 10/1/12                                 97,312
         2,032,995  FHLMC, 4.50%, 1/1/19(5)                            1,979,866
           124,332  FHLMC, 6.50%, 1/1/28(5)                              129,027
         1,017,426  FHLMC, 5.50%, 12/1/33(5)                           1,000,882
           278,912  FHLMC, 6.50%, 7/1/47(5)                              284,142
         7,900,000  FNMA, 5.50%,
                    settlement date 8/13/08(6)                         7,730,894
        16,458,092  FNMA, 6.00%,
                    settlement date 8/13/08(6)                        16,532,665
         5,390,000  FNMA, 6.50%,
                    settlement date 8/13/08(6)                         5,534,015
            43,388  FNMA, 6.00%, 2/1/09                                   43,924
            13,134  FNMA, 6.50%, 5/1/11                                   13,633
           134,576  FNMA, 7.50%, 11/1/11(5)                              140,457
               914  FNMA, 6.50%, 10/1/12                                     949
            10,950  FNMA, 6.50%, 5/1/13                                   11,376
             4,993  FNMA, 6.50%, 5/1/13                                    5,187
             3,843  FNMA, 6.50%, 6/1/13                                    3,992
             3,881  FNMA, 6.50%, 6/1/13                                    4,028
            27,507  FNMA, 6.50%, 6/1/13                                   28,577
            29,124  FNMA, 6.50%, 6/1/13                                   30,257
            13,658  FNMA, 6.50%, 6/1/13                                   14,189
            93,206  FNMA, 6.00%, 1/1/14                                   95,623
           335,763  FNMA, 6.00%, 4/1/14(5)                               344,472
           812,756  FNMA, 4.50%, 5/1/19(5)                               789,992
         1,595,789  FNMA, 4.50%, 5/1/19(5)                             1,551,094
         3,009,854  FNMA, 5.00%, 9/1/20(5)                             2,973,583
            27,949  FNMA, 6.50%, 1/1/28                                   28,996
           128,972  FNMA, 7.00%, 1/1/28(5)                               136,627
           148,740  FNMA, 6.50%, 1/1/29(5)                               154,310
           190,703  FNMA, 7.50%, 7/1/29(5)                               205,504
            72,358  FNMA, 7.50%, 9/1/30                                   77,853
           121,542  FNMA, 6.50%, 9/1/31(5)                               125,866
            39,844  FNMA, 7.00%, 9/1/31                                   42,012
           236,850  FNMA, 6.50%, 1/1/32(5)                               245,128
           465,246  FNMA, 7.00%, 6/1/32(5)                               490,613
           226,368  FNMA, 6.50%, 8/1/32(5)                               234,279
         1,478,883  FNMA, 5.50%, 6/1/33(5)                             1,456,222
         1,931,194  FNMA, 5.50%, 7/1/33(5)                             1,901,603
         1,567,852  FNMA, 5.50%, 8/1/33(5)                             1,543,828

BALANCED - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
           954,115  FNMA, 5.50%, 9/1/33(5)                               939,495
         4,881,402  FNMA, 5.00%, 11/1/33(5)                            4,668,656
         6,968,099  FNMA, 5.50%, 1/1/34(5)                             6,865,215
         4,708,822  FNMA, 4.50%, 9/1/35(5)                             4,327,115
         5,408,679  FNMA, 5.00%, 2/1/36(5)                             5,159,431
         2,405,211  FNMA, 5.50%, 4/1/36(5)                             2,361,968
         1,828,251  FNMA, 5.50%, 2/1/37                                1,792,810
         3,411,605  FNMA, 6.50%, 8/1/37(5)                             3,482,323
           135,732  FNMA, 6.50%, 6/1/47(5)                               138,277
           328,721  FNMA, 6.50%, 8/1/47(5)                               334,885
           466,055  FNMA, 6.50%, 8/1/47(5)                               474,794
           784,014  FNMA, 6.50%, 9/1/47(5)                               798,715
            56,497  FNMA, 6.50%, 9/1/47                                   57,557
           384,875  FNMA, 6.50%, 9/1/47(5)                               392,092
           445,421  FNMA, 6.50%, 9/1/47(5)                               453,772
           542,472  FNMA, 6.50%, 9/1/47(5)                               552,644
           200,588  GNMA, 7.00%, 4/20/26(5)                              214,200
           107,397  GNMA, 7.50%, 8/15/26                                 115,539
            34,585  GNMA, 7.00%, 2/15/28                                  36,976
            75,838  GNMA, 7.50%, 2/15/28                                  81,523
            57,396  GNMA, 7.00%, 12/15/28                                 61,365
            15,790  GNMA, 8.00%, 12/15/29                                 17,267
           234,864  GNMA, 7.00%, 5/15/31                                 250,879
         1,475,583  GNMA, 5.50%, 11/15/32(5)                           1,470,126
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES                                            81,030,601
(Cost $81,470,747)                                               ---------------

CORPORATE BONDS - 10.4%
AEROSPACE & DEFENSE - 0.4%
           262,000  Honeywell International Inc.,
                    5.30%, 3/15/17(5)                                    261,537
           230,000  Honeywell International Inc.,
                    5.30%, 3/1/18(5)                                     225,680
           378,000  Lockheed Martin Corp.,
                    6.15%, 9/1/36                                        365,969
           530,000  United Technologies Corp.,
                    4.375%, 5/1/10                                       541,197
           454,000  United Technologies Corp.,
                    6.05%, 6/1/36                                        447,145
           200,000  United Technologies Corp.,
                    6.125%, 7/15/38                                      198,053
                                                                 ---------------
                                                                       2,039,581
                                                                 ---------------
AUTOMOBILES - 0.1%
           260,000  DaimlerChrysler N.A. Holding
                    Corp., 5.875%, 3/15/11(5)                            261,753
           330,000  DaimlerChrysler N.A. Holding
                    Corp., 6.50%, 11/15/13(5)                            333,226
                                                                 ---------------
                                                                         594,979
                                                                 ---------------
BEVERAGES - 0.4%
           580,000  Coca-Cola Co. (The),
                    5.35%, 11/15/17(5)                                   585,653
           460,000  Diageo Capital plc,
                    5.75%, 10/23/17(5)                                   451,131
           421,000  Miller Brewing Co., 4.25%,
                    8/15/08 (Acquired 1/6/04,
                    Cost $427,829)(7)                                    421,150
           670,000  SABMiller plc, 6.20%, 7/1/11
                    (Acquired 6/27/06,
                    Cost $669,524)(7)                                    689,454
                                                                 ---------------
                                                                       2,147,388
                                                                 ---------------

BALANCED - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
CAPITAL MARKETS - 0.5%
           550,000  Credit Suisse, 5.00%, 5/15/13(5)                     535,943
           640,000  Deutsche Bank AG (London),
                    4.875%, 5/20/13                                      629,599
           609,000  Merrill Lynch & Co., Inc.,
                    4.79%, 8/4/10(5)                                     591,819
           560,000  Merrill Lynch & Co., Inc.,
                    6.875%, 4/25/18                                      526,570
           210,000  Morgan Stanley, 6.00%, 4/28/15                       198,009
           320,000  Morgan Stanley, 6.625%, 4/1/18                       297,540
                                                                 ---------------
                                                                       2,779,480
                                                                 ---------------
CHEMICALS - 0.1%
           340,000  Air Products & Chemicals, Inc.,
                    4.15%, 2/1/13(5)                                     332,980
           240,000  Rohm & Haas Co.,
                    5.60%, 3/15/13                                       241,775
                                                                 ---------------
                                                                         574,755
                                                                 ---------------
COMMERCIAL BANKS - 0.6%
           320,000  Fifth Third Bancorp,
                    6.25%, 5/1/13                                        276,865
           280,000  KeyCorp, 6.50%, 5/14/13                              233,958
           450,000  PNC Bank N.A., 4.875%, 9/21/17                       386,082
           290,000  PNC Bank N.A., 6.00%, 12/7/17                        270,544
           328,000  PNC Funding Corp.,
                    5.125%, 12/14/10                                     326,082
           110,000  SunTrust Bank, 7.25%, 3/15/18                        106,907
           373,000  Wachovia Bank N.A.,
                    4.80%, 11/1/14                                       318,739
           583,000  Wachovia Bank N.A.,
                    4.875%, 2/1/15                                       497,812
           516,000  Wells Fargo & Co.,
                    4.625%, 8/9/10                                       521,152
           350,000  Wells Fargo & Co.,
                    4.375%, 1/31/13                                      333,714
           140,000  Wells Fargo Bank N.A.,
                    6.45%, 2/1/11                                        146,264
                                                                 ---------------
                                                                       3,418,119
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES(2)
           230,000  Pitney Bowes, Inc.,
                    5.75%, 9/15/17                                       228,137
                                                                 ---------------
COMPUTERS & PERIPHERALS - 0.1%
           560,000  Hewlett-Packard Co.,
                    4.50%, 3/1/13(5)                                     556,217
                                                                 ---------------
CONSUMER FINANCE - 0.1%
           250,000  American Express Centurion
                    Bank, 4.375%, 7/30/09(5)                             248,718
           300,000  American Express Centurion
                    Bank, 5.55%, 10/17/12(5)                             292,563
                                                                 ---------------
                                                                         541,281
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 0.9%
           580,000  Bank of America Corp.,
                    4.375%, 12/1/10(5)                                   579,838
           550,000  Bank of America Corp.,
                    4.90%, 5/1/13(5)                                     533,899
           420,000  Bank of America N.A.,
                    5.30%, 3/15/17(5)                                    385,645
           360,000  Bank of America N.A.,
                    6.00%, 10/15/36(5)                                   318,118
           330,000  Citigroup Inc., 5.50%, 4/11/13(5)                    323,070
           402,000  Citigroup Inc., 5.00%, 9/15/14(5)                    366,019
           320,000  Citigroup Inc.,
                    6.125%, 5/15/18(5)                                   307,714
           340,000  General Electric Capital Corp.,
                    6.125%, 2/21/11                                      355,531
           220,000  General Electric Capital Corp.,
                    4.80%, 5/1/13                                        217,186

BALANCED - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
           450,000  General Electric Capital Corp.,
                    5.625%, 9/15/17                                      440,104
           220,000  John Deere Capital Corp.,
                    4.50%, 4/3/13(5)                                     217,663
           532,000  John Deere Capital Corp.,
                    5.50%, 4/13/17(5)                                    530,245
           450,000  Pricoa Global Funding I, 5.40%,
                    10/18/12 (Acquired 10/11/07,
                    Cost $449,105)(7)                                    446,843
                                                                 ---------------
                                                                       5,021,875
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 0.9%
           517,000  AT&T Corp., 7.30%, 11/15/11(5)                       550,654
           350,000  AT&T Inc., 6.80%, 5/15/36(5)                         349,560
           110,000  AT&T Inc., 6.40%, 5/15/38(5)                         105,493
            70,000  BellSouth Corp., 6.875%, 10/15/31                     69,797
           350,000  British Telecommunications plc,
                    5.95%, 1/15/18(5)                                    338,300
           219,000  Embarq Corp., 7.08%, 6/1/16(5)                       205,425
           120,000  Qwest Corp., 7.875%, 9/1/11                          118,800
           200,000  Qwest Corp., 7.50%, 10/1/14                          184,500
           680,000  Rogers Communications Inc.,
                    6.25%, 6/15/13(5)                                    692,626
           410,000  Rogers Communications Inc.,
                    6.80%, 8/15/18(6)                                    412,443
           490,000  Telecom Italia Capital SA,
                    4.00%, 1/15/10                                       483,020
           280,000  Telefonica Emisiones SAU,
                    7.05%, 6/20/36                                       285,000
           304,000  Verizon Communications Inc.,
                    5.55%, 2/15/16                                       296,754
           230,000  Verizon Communications Inc.,
                    5.50%, 2/15/18                                       220,984
           220,000  Verizon Communications Inc.,
                    6.10%, 4/15/18                                       220,502
           216,000  Verizon Communications Inc.,
                    6.25%, 4/1/37                                        200,591
           350,000  Verizon Communications Inc.,
                    6.40%, 2/15/38                                       328,927
                                                                 ---------------
                                                                       5,063,376
                                                                 ---------------
ELECTRIC UTILITIES - 0.3%
           420,000  Carolina Power & Light Co.,
                    5.15%, 4/1/15(5)                                     419,573
           401,000  Cleveland Electric Illuminating Co.
                    (The), 5.70%, 4/1/17(5)                              380,816
           266,000  Florida Power Corp.,
                    4.50%, 6/1/10(5)                                     269,081
           230,000  Florida Power Corp.,
                    6.35%, 9/15/37(5)                                    230,619
           345,000  Southern California Edison Co.,
                    5.625%, 2/1/36                                       323,326
           190,000  Toledo Edison Co. (The),
                    6.15%, 5/15/37                                       163,462
                                                                 ---------------
                                                                       1,786,877
                                                                 ---------------
ELECTRICAL EQUIPMENT - 0.1%
           320,000  Rockwell Automation, Inc.,
                    6.25%, 12/1/37                                       315,940
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.5%
           330,000  CVS Caremark Corp.,
                    5.75%, 6/1/17(5)                                     324,048
           460,000  SYSCO Corp., 4.20%, 2/12/13                          452,105
           449,000  Wal-Mart Stores, Inc.,
                    4.125%, 7/1/10                                       455,804
           220,000  Wal-Mart Stores, Inc.,
                    4.25%, 4/15/13                                       219,333
           468,000  Wal-Mart Stores, Inc.,
                    5.875%, 4/5/27                                       454,197
           330,000  Wal-Mart Stores, Inc.,
                    6.50%, 8/15/37                                       334,538
           220,000  Wal-Mart Stores, Inc.,
                    6.20%, 4/15/38                                       216,891
                                                                 ---------------
                                                                       2,456,916
                                                                 ---------------

BALANCED - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
FOOD PRODUCTS - 0.4%
           690,000  Cadbury Schweppes U.S.
                    Finance LLC, 3.875%, 9/30/08
                    (Acquired 6/14/05-10/17/06,
                    Cost $676,184)(5)(7)                                 689,691
           350,000  Cargill Inc., 5.20%, 1/22/13
                    (Acquired 1/16/08,
                    Cost $349,710)(5)(7)                                 347,043
           170,000  General Mills, Inc.,
                    5.65%, 9/10/12                                       173,314
           220,000  Kellogg Co., 6.60%, 4/1/11                           231,735
           320,000  Kellogg Co., 5.125%, 12/3/12                         324,186
           330,000  Kraft Foods Inc., 6.00%, 2/11/13                     335,660
                                                                 ---------------
                                                                       2,101,629
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.3%
           710,000  Baxter Finco BV,
                    4.75%, 10/15/10(5)                                   719,060
           500,000  Baxter International Inc.,
                    5.90%, 9/1/16(5)                                     514,020
           220,000  Baxter International Inc.,
                    5.375%, 6/1/18(5)                                    217,337
           230,000  Baxter International Inc.,
                    6.25%, 12/1/37(5)                                    228,597
                                                                 ---------------
                                                                       1,679,014
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.2%
           560,000  McDonald's Corp., 5.35%, 3/1/18                      551,132
           230,000  McDonald's Corp.,
                    6.30%, 10/15/37                                      228,908
           310,000  Royal Caribbean Cruises Ltd.,
                    7.00%, 6/15/13                                       276,675
           230,000  Yum! Brands, Inc.,
                    6.875%, 11/15/37                                     209,374
                                                                 ---------------
                                                                       1,266,089
                                                                 ---------------
HOUSEHOLD PRODUCTS - 0.1%
           230,000  Kimberly-Clark Corp.,
                    6.125%, 8/1/17                                       237,371
           320,000  Procter & Gamble Co. (The),
                    5.55%, 3/5/37                                        307,802
                                                                 ---------------
                                                                         545,173
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.3%
         1,208,000  General Electric Co.,
                    5.00%, 2/1/13(5)                                   1,217,327
           230,000  General Electric Co.,
                    5.25%, 12/6/17                                       223,881
                                                                 ---------------
                                                                       1,441,208
                                                                 ---------------
INSURANCE - 0.7%
           560,000  Allstate Financial Global Funding,
                    4.25%, 9/10/08 (Acquired
                    9/3/03, Cost $558,902)(5)(7)                         560,492
           423,000  Hartford Financial Services
                    Group Inc. (The), 5.375%,
                    3/15/17(5)                                           398,221
           230,000  Hartford Financial Services
                    Group Inc. (The), 6.30%,
                    3/15/18(5)                                           229,089
           210,000  Hartford Financial Services
                    Group Inc. (The), 6.00%,
                    1/14/19(5)                                           199,974
           460,000  Lincoln National Corp.,
                    6.30%, 10/9/37                                       405,955
           750,000  MetLife Global Funding I,
                    5.125%, 4/10/13 (Acquired
                    4/7/08-4/8/08,
                    Cost $750,669)(5)(7)                                 741,192
           550,000  New York Life Global Funding,
                    4.65%, 5/9/13 (Acquired 5/2/08,
                    Cost $549,032)(5)(7)                                 546,384
           320,000  Prudential Financial, Inc.,
                    6.00%, 12/1/17                                       306,643

BALANCED - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
           270,000  Prudential Financial, Inc.,
                    5.40%, 6/13/35                                       211,384
           230,000  Travelers Companies, Inc. (The),
                    6.25%, 6/15/37                                       213,392
                                                                 ---------------
                                                                       3,812,726
                                                                 ---------------
MACHINERY - 0.1%
           230,000  Atlas Copco AB, 5.60%,
                    5/22/17 (Acquired 5/15/07,
                    Cost $229,897)(7)                                    224,264
           230,000  Caterpillar Financial Services
                    Corp., 4.85%, 12/7/12(5)                             232,870
                                                                 ---------------
                                                                         457,134
                                                                 ---------------
MEDIA - 0.5%
           489,000  Comcast Corp., 5.90%, 3/15/16(5)                     479,674
           220,000  Comcast Corp., 5.70%, 5/15/18(5)                     209,723
           220,000  Comcast Corp., 6.40%, 5/15/38(5)                     201,527
           271,000  News America Holdings,
                    7.75%, 1/20/24                                       287,318
           320,000  Pearson Dollar Finance Two plc,
                    6.25%, 5/6/18 (Acquired
                    4/29/08, Cost $319,411)(7)                           312,738
           650,000  Time Warner Cable Inc.,
                    5.40%, 7/2/12                                        647,391
           550,000  Time Warner Cable Inc.,
                    6.75%, 7/1/18                                        557,200
           195,000  Time Warner Inc.,
                    5.50%, 11/15/11                                      192,607
            70,000  Time Warner Inc.,
                    7.625%, 4/15/31                                       69,808
                                                                 ---------------
                                                                       2,957,986
                                                                 ---------------
METALS & MINING - 0.2%
           350,000  ArcelorMittal, 6.125%,
                    6/1/18 (Acquired 5/19/08,
                    Cost $348,499)(5)(7)                                 337,666
           660,000  Rio Tinto Finance USA Ltd.,
                    5.875%, 7/15/13(5)                                   669,310
           197,000  Xstrata Finance Canada Ltd.,
                    5.80%, 11/15/16 (Acquired
                    11/8/06, Cost $196,513)(7)                           186,364
                                                                 ---------------
                                                                       1,193,340
                                                                 ---------------
MULTI-UTILITIES - 0.5%
           230,000  CenterPoint Energy Resources
                    Corp., 6.125%, 11/1/17(5)                            225,033
           330,000  CenterPoint Energy Resources
                    Corp., 6.25%, 2/1/37(5)                              293,380
           258,000  Dominion Resources Inc.,
                    4.75%, 12/15/10(5)                                   258,083
           230,000  Dominion Resources Inc.,
                    6.40%, 6/15/18(5)                                    234,745
           460,000  NSTAR Electric Co.,
                    5.625%, 11/15/17                                     463,525
           420,000  Pacific Gas & Electric Co.,
                    4.20%, 3/1/11                                        417,523
           270,000  Pacific Gas & Electric Co.,
                    6.05%, 3/1/34                                        256,575
           163,000  Pacific Gas & Electric Co.,
                    5.80%, 3/1/37                                        149,460
           220,000  Pacific Gas & Electric Co.,
                    6.35%, 2/15/38                                       218,572
                                                                 ---------------
                                                                       2,516,896
                                                                 ---------------
MULTILINE RETAIL - 0.2%
           175,000  Federated Retail Holdings, Inc.,
                    5.35%, 3/15/12(5)                                    162,826
           240,000  Kohl's Corp., 6.875%, 12/15/37                       212,153
           600,000  Macy's Retail Holdings, Inc.,
                    5.875%, 1/15/13(5)                                   559,086
                                                                 ---------------
                                                                         934,065
                                                                 ---------------

BALANCED - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS - 0.7%
           260,000  Canadian Natural Resources Ltd.,
                    5.70%, 5/15/17(5)                                    254,416
           230,000  Canadian Natural Resources Ltd.,
                    6.75%, 2/1/39(5)                                     230,917
           450,000  Enbridge Energy Partners, L.P.,
                    6.50%, 4/15/18 (Acquired
                    3/31/08, Cost $447,597)(3)(5)(7)                     449,401
           785,000  Enterprise Products Operating L.P.,
                    4.95%, 6/1/10(5)                                     782,532
           260,000  Enterprise Products Operating L.P.,
                    6.30%, 9/15/17(5)                                    259,711
           340,000  Nexen Inc., 6.40%, 5/15/37                           317,253
           613,000  Premcor Refining Group Inc.
                    (The), 6.125%, 5/1/11(5)                             618,923
           120,000  TransCanada PipeLines Ltd.,
                    6.20%, 10/15/37                                      109,925
           342,000  XTO Energy Inc., 5.30%, 6/30/15                      332,156
           272,000  XTO Energy Inc., 6.10%, 4/1/36                       243,884
           110,000  XTO Energy Inc., 6.375%, 6/15/38                     102,788
                                                                 ---------------
                                                                       3,701,906
                                                                 ---------------
PHARMACEUTICALS - 0.6%
           450,000  Abbott Laboratories,
                    5.875%, 5/15/16(3)(5)                                464,841
           210,000  Abbott Laboratories,
                    5.60%, 11/29/17(5)                                   212,796
         1,020,000  AstraZeneca plc, 5.40%,
                    9/15/12(5)                                         1,051,197
           360,000  AstraZeneca plc, 5.90%,
                    9/15/17(5)                                           371,827
           550,000  GlaxoSmithKline Capital Inc.,
                    4.85%, 5/15/13(5)                                    551,237
           330,000  GlaxoSmithKline Capital Inc.,
                    6.375%, 5/15/38                                      331,275
           272,000  Wyeth, 5.95%, 4/1/37                                 259,590
                                                                 ---------------
                                                                       3,242,763
                                                                 ---------------
REAL ESTATE INVESTMENT
TRUSTS (REITs) - 0.1%
           490,000  ProLogis, 5.625%, 11/15/16                           453,363
                                                                 ---------------
ROAD & RAIL - 0.1%
           340,000  Union Pacific Corp.,
                    5.75%, 11/15/17                                      331,744
                                                                 ---------------
SOFTWARE - 0.3%
           254,000  Intuit Inc., 5.75%, 3/15/17                          239,095
           545,000  Oracle Corp., 5.00%, 1/15/11(5)                      557,697
         1,110,000  Oracle Corp., 5.75%, 4/15/18(5)                    1,112,742
                                                                 ---------------
                                                                       1,909,534
                                                                 ---------------
SPECIALTY RETAIL(2)
           230,000  Lowe's Companies, Inc.,
                    5.60%, 9/15/12                                       238,492
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.1%
           313,000  Vodafone Group plc,
                    5.625%, 2/27/17                                      301,832
                                                                 ---------------
TOTAL CORPORATE BONDS                                                 56,609,815
(Cost $57,868,254)                                               ---------------

BALANCED - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE
OBLIGATIONS(4) - 8.7%
         1,522,664  Banc of America Alternative Loan
                    Trust, Series 2007-2, Class 2A4,
                    5.75%, 6/25/37(5)                                  1,415,272
        11,431,226  Banc of America Commercial
                    Mortgage Inc. STRIPS - COUPON,
                    Series 2004-1, Class XP, VRN,
                    0.80%, 8/1/08                                        155,693
         2,169,000  Banc of America Commercial
                    Mortgage Inc., Series 2004-2,
                    Class A3 SEQ, 4.05%,
                    11/10/38(5)                                        2,125,989
           900,000  Banc of America Commercial
                    Mortgage Inc., Series 2006-6,
                    Class A3 SEQ, 5.37%,
                    12/10/16(5)                                          845,907
        15,179,050  Bear Stearns Commercial
                    Mortgage Securities Trust
                    STRIPS - COUPON, Series
                    2004 T16, Class X2, VRN,
                    0.89%, 8/1/08                                        356,161
         1,330,941  Bear Stearns Commercial
                    Mortgage Securities Trust, Series
                    2006 BBA7, Class A1, VRN,
                    2.57%, 8/15/08, resets monthly
                    off the 1-month LIBOR plus
                    0.11% with no caps (Acquired
                    6/5/06, Cost $1,330,941)(5)(7)                     1,261,294
         2,900,000  Bear Stearns Commercial
                    Mortgage Securities Trust, Series
                    2006 PW14, Class A4 SEQ,
                    5.20%, 12/1/38(5)                                  2,660,634
            75,055  Commercial Mortgage
                    Pass-Through Certificates,
                    Series 2005 F10A, Class A1,
                    VRN, 2.56%, 8/15/08, resets
                    monthly off the 1-month
                    LIBOR plus 0.10% with
                    no caps (Acquired 3/18/05,
                    Cost $75,055)(7)                                      72,727
         4,565,108  Countrywide Home Loan
                    Mortgage Pass-Through Trust,
                    Series 2007-16, Class A1,
                    6.50%, 10/25/37(5)                                 4,464,931
           500,000  Credit Suisse First Boston
                    Mortgage Securities Corp.,
                    Series 2000 C1, Class B, VRN,
                    7.90%, 8/11/08(5)                                    522,735
           800,000  Credit Suisse First Boston
                    Mortgage Securities Corp.,
                    Series 2001 CK3, Class A4 SEQ,
                    6.53%, 6/15/34(5)                                    819,851
         1,000,000  Credit Suisse First Boston
                    Mortgage Securities Corp.,
                    Series 2002 CKN2, Class A3 SEQ,
                    6.13%, 4/15/37(5)                                  1,015,353
         5,000,000  Credit Suisse First Boston
                    Mortgage Securities Corp.,
                    Series 2002 CKP1, Class B,
                    6.57%, 12/15/35(5)                                 5,143,775
         1,335,279  Credit Suisse First Boston
                    Mortgage Securities Corp.,
                    Series 2003 AR28, Class 2A1,
                    4.41%, 12/25/33(5)                                 1,329,811
         1,200,000  Credit Suisse Mortgage Capital
                    Certificates, Series 2007 TF2A,
                    Class A1, VRN, 2.64%, 8/15/08,
                    resets monthly off the 1-month
                    LIBOR plus 0.18% with
                    no caps (Acquired 7/24/07,
                    Cost $1,200,000)(5)(7)                             1,140,352
           242,837  FHLMC, Series 77, Class H,
                    8.50%, 9/15/20(5)                                    261,264
           306,979  FHLMC, Series 2541, Class EA,
                    5.00%, 3/1/16(5)                                     309,438
         1,384,946  FHLMC, Series 2567, Class OD,
                    5.00%, 8/15/15(5)                                  1,398,437
         1,200,000  FHLMC, Series 2926, Class
                    EW SEQ, 5.00%, 1/15/25(5)                          1,141,184
           570,153  FHLMC, Series 2937, Class KA,
                    4.50%, 12/15/14(5)                                   571,894
         2,476,362  FNMA, Series 2005-63, Class
                    HA SEQ, 5.00%, 4/25/23(5)                          2,488,095
         1,660,000  Greenwich Capital Commercial
                    Funding Corp., Series 2005 GG3,
                    Class A2 SEQ, 4.31%, 8/10/42(5)                    1,649,912
           282,986  Greenwich Capital Commercial
                    Funding Corp., Series 2006 FL4A,
                    Class A1, VRN, 2.55%, 8/5/08,
                    resets monthly off the 1-month
                    LIBOR plus 0.09% with
                    no caps (Acquired 12/14/06,
                    Cost $282,986)(5)(7)                                 261,403
           293,563  GS Mortgage Securities Corp. II,
                    Series 2007 EOP, Class A1, VRN,
                    2.55%, 8/6/08, resets monthly
                    off the 1-month LIBOR plus
                    0.09% with no caps                                   270,753
         1,227,261  J.P. Morgan Mortgage Trust,
                    Series 2005 A8, Class 6A2,
                    5.13%, 11/25/35                                    1,184,244

BALANCED - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
         3,200,000  LB-UBS Commercial Mortgage
                    Trust, Series 2003 C3, Class
                    A3 SEQ, 3.85%, 5/15/27(5)                          3,069,878
           900,000  LB-UBS Commercial Mortgage
                    Trust, Series 2004 C1, Class
                    A2 SEQ, 3.62%, 1/15/29(5)                            892,710
           996,143  LB-UBS Commercial Mortgage
                    Trust, Series 2004 C4, Class A2,
                    4.57%, 6/15/29(5)                                    995,355
         1,292,239  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C2, Class
                    A2 SEQ, 4.82%, 4/15/30(5)                          1,289,234
         3,000,000  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C3, Class
                    A3 SEQ, 4.65%, 7/30/30(5)                          2,922,510
           400,000  LB-UBS Commercial Mortgage
                    Trust, Series 2006 C1, Class
                    A4 SEQ, 5.16%, 2/15/31                               370,388
           185,709  Lehman Brothers Floating Rate
                    Commercial Mortgage Trust,
                    Series 2006 LLFA, Class A1, VRN,
                    2.54%, 8/15/08, resets monthly
                    off the 1-month LIBOR plus
                    0.08% with no caps (Acquired
                    8/7/06, Cost $185,709)(7)                            175,743
            84,456  MASTR Alternative Loans Trust,
                    Series 2003-8, Class 4A1,
                    7.00%, 12/25/33                                       78,244
           815,939  Merrill Lynch Floating Trust,
                    Series 2006-1, Class A1, VRN,
                    2.53%, 8/15/08, resets monthly
                    off the 1-month LIBOR plus
                    0.07% with no caps (Acquired
                    10/31/06, Cost $815,939)(5)(7)                       757,853
           794,822  Thornburg Mortgage Securities
                    Trust, Series 2006-5, Class A1,
                    VRN, 2.58%, 8/25/08, resets
                    monthly off the 1-month LIBOR
                    plus 0.12% with no caps(5)                           765,229
           875,000  Washington Mutual Mortgage
                    Pass-Through Certificates,
                    Series 2005 AR4, Class A3,
                    4.59%, 4/25/35(5)                                    854,844
         2,326,275  Wells Fargo Mortgage Backed
                    Securities Trust, Series 2007-11,
                    Class A19 SEQ, 6.00%, 8/25/37                      2,277,956
                                                                 ---------------
TOTAL COLLATERALIZED
MORTGAGE OBLIGATIONS                                                  47,317,053
(Cost $48,305,533)                                               ---------------

U.S. TREASURY SECURITIES - 6.7%
         1,640,000  U.S. Treasury Bonds,
                    8.125%, 8/15/19(3)(5)                              2,196,705
         1,165,000  U.S. Treasury Bonds,
                    8.125%, 8/15/21(3)(5)                              1,592,137
         1,500,000  U.S. Treasury Bonds,
                    7.125%, 2/15/23(5)                                 1,919,298
           310,000  U.S. Treasury Bonds,
                    6.25%, 5/15/30(5)                                    379,387
           929,000  U.S. Treasury Bonds,
                    4.75%, 2/15/37(3)(5)                                 953,749
         4,242,024  U.S. Treasury Inflation Indexed
                    Bonds, 2.375%, 1/15/27(5)                          4,394,473
         2,704,170  U.S. Treasury Inflation Indexed
                    Notes, 3.00%, 7/15/12(5)                           2,922,407
         5,977,710  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 1/12/14(5)                           6,227,094
         2,791,206  U.S. Treasury Inflation Indexed
                    Notes, 1.625%, 1/14/18(5)                          2,789,026
         5,500,000  U.S. Treasury Notes,
                    4.625%, 10/31/11(3)(5)                             5,799,497
         7,000,000  U.S. Treasury Notes,
                    4.125%, 8/31/12(3)(5)                              7,288,204
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                        36,461,977
(Cost $35,714,307)                                               ---------------

MUNICIPAL SECURITIES - 2.5%
         3,700,000  Clark County School District GO,
                    Series 2004 D, (Building Bonds),
                    5.00%, 12/15/14, Prerefunded
                    at 100% of Par (MBIA)(5)(8)                        4,053,794
         3,600,000  Clark County School District GO,
                    Series 2005 C, (Building Bonds),
                    5.00%, 12/15/15, Prerefunded at
                    100% of Par (FSA)(5)(8)                            3,969,468

BALANCED - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
         1,580,000  Georgia GO, Series 2008 B,
                    5.00%, 7/1/18(5)                                   1,736,072
           800,000  Illinois GO, (Taxable Pension),
                    5.10%, 6/1/33(5)                                     739,976
         2,700,000  Massachusetts GO, Series 2005 C,
                    5.00%, 9/1/15, Prerefunded at
                    100% of Par(5)(8)                                  2,969,487
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                            13,468,797
(Cost $13,316,536)                                               ---------------

ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(4) - 1.7%
         1,819,730  FHLMC, 6.80%, 8/1/36(5)                            1,857,591
         2,399,784  FHLMC, 6.00%, 11/1/36(5)                           2,442,390
         1,412,469  FNMA, 6.48%, 5/1/36(5)                             1,441,582
           977,673  FNMA, 6.43%, 9/1/36(5)                               998,994
         1,153,016  FNMA, 6.45%, 9/1/36(5)                             1,182,565
         1,237,350  FNMA, 5.95%, 6/1/37(5)                             1,258,312
                                                                 ---------------
TOTAL ADJUSTABLE-RATE U.S. GOVERNMENT
AGENCY MORTGAGE-BACKED SECURITIES                                      9,181,434
(Cost $9,187,442)                                                ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 0.4%
         2,200,000  FNMA, 5.00%, 2/13/17(3)(5)                         2,270,468
(Cost $2,249,256)                                                ---------------

ASSET-BACKED SECURITIES(4) - 0.4%
           243,561  Accredited Mortgage Loan Trust,
                    Series 2006-2, Class A1, VRN,
                    2.50%, 8/25/08, resets monthly
                    off the 1-month LIBOR plus
                    0.04% with no caps(5)                                241,734
         1,000,000  CNH Equipment Trust, Series
                    2007 C, Class A3A SEQ,
                    5.21%, 12/15/11(3)(5)                              1,020,109
           264,256  Long Beach Mortgage Loan Trust,
                    Series 2006-6, Class 2A1, VRN,
                    2.50%, 8/25/08, resets monthly
                    off the 1-month LIBOR plus
                    0.04% with no caps                                   263,375
           314,987  SLM Student Loan Trust, Series
                    2006-5, Class A2, VRN, 2.79%,
                    10/27/08, resets quarterly off the
                    3-month LIBOR minus 0.01%
                    with no caps                                         313,794
           161,175  SLM Student Loan Trust, Series
                    2006-10, Class A2, VRN, 2.81%,
                    10/27/08, resets quarterly off the
                    3-month LIBOR plus 0.01% with
                    no caps                                              160,782
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES                                          1,999,794
(Cost $1,983,909)                                                ---------------

SOVEREIGN GOVERNMENTS & AGENCIES - 0.2%
           145,000  Hydro Quebec, 8.40%, 1/15/22                         189,824
           575,000  Province of Quebec,
                    5.00%, 7/17/09(5)                                    585,086
                                                                 ---------------
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES                                   774,910
(Cost $748,588)                                                  ---------------

BALANCED - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
                                                                        VALUE
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS - 4.5%
Repurchase Agreement, Deutsche Bank
Securities, Inc., (collateralized by various
U.S. Treasury obligations, 1.625%, 1/15/15,
valued at $25,324,235), in a joint trading
account at 2.05%, dated 7/31/08, due 8/1/08
(Delivery value $24,801,412)(5)                                       24,800,000
(Cost $24,800,000)                                               ---------------

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(9) - 3.8%
Repurchase Agreement, Barclays Capital Inc.,
(collateralized by various U.S. Government
Agency obligations in a pooled account
at the lending agent), 2.17%, dated 7/31/08,
due 8/1/08 (Delivery value $4,000,241)                                 4,000,000

Repurchase Agreement, BNP Paribas Securities
Corp., (collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 2.18%, dated 7/31/08,
due 8/1/08 (Delivery value $4,000,242)                                 4,000,000

Repurchase Agreement, Credit Suisse Securities
USA LLC, (collateralized by various U.S.
Government Agency obligations in a pooled
account at the lending agent), 2.19%,
dated 7/31/08, due 8/1/08
(Delivery value $4,000,243)                                            4,000,000

Repurchase Agreement, Deutsche Bank
Securities Inc., (collateralized by various
U.S. Government Agency obligations in a
pooled account at the lending agent),
2.18%, dated 7/31/08, due 8/1/08
(Delivery value $5,000,303)                                            5,000,000

Repurchase Agreement, UBS Securities LLC,
(collateralized by various U.S. Government
Agency obligations in a pooled account
at the lending agent), 2.19%, dated 7/31/08,
due 8/1/08 (Delivery value $3,953,492)                                 3,953,252
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL                                         20,953,252
(Cost $20,953,252)                                               ---------------

TOTAL INVESTMENT SECURITIES - 109.0%                                 594,758,980
                                                                 ---------------
(Cost $577,505,395)

OTHER ASSETS AND LIABILITIES - (9.0)%                               (49,021,172)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $ 545,737,808
                                                                 ===============

FUTURES CONTRACTS
                                    Expiration     Underlying Face   Unrealized
Contracts Purchased                    Date        Amount at Value   Gain (Loss)
--------------------------------------------------------------------------------
603  U.S. Treasury 2-Year Notes   September 2008    $127,836,000      $592,221
 49  U.S. Treasury 5-Year Notes   September 2008       5,455,461        12,523
                                                   -----------------------------
                                                    $133,291,461      $604,744
                                                   =============================

                                    Expiration     Underlying Face   Unrealized
Contracts Sold                         Date        Amount at Value   Gain (Loss)
--------------------------------------------------------------------------------
106 U.S. Long Bond                September 2008     $12,243,000     $(161,020)
105 U.S. Treasury 10-Year Notes   September 2008      12,056,953      (169,588)
                                                   -----------------------------
                                                     $24,299,953     $(330,608)
                                                   =============================

BALANCED - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SWAP AGREEMENTS
Notional                                                             Unrealized
Amount            Description of Agreement        Expiration Date    Gain (Loss)
--------------------------------------------------------------------------------
CREDIT DEFAULT
--------------------------------------------------------------------------------
$4,400,000        Pay quarterly a fixed rate      June 2012           $176,619
                  equal to 0.35% multiplied by
                  the notional amount and
                  receive from Barclays Bank
                  plc upon each default event
                  of one of the issues of Dow
                  Jones CDX N.A. Investment
                  Grade 8, par value of the
                  proportional notional amount.
 1,295,000        Pay quarterly a fixed rate      September 2012        86,897
                  equal to 0.63% multiplied by
                  the notional amount and
                  receive from Deutsche Bank
                  AG upon each default event of
                  Morgan Stanley, par value of
                  the proportional notional
                  amount of Morgan Stanley,
                  6.60%, 4/1/12.
   580,000        Pay quarterly a fixed rate      December 2012         36,858
                  equal to 0.73% multiplied by
                  the notional amount and
                  receive from Barclays Bank
                  plc upon each default event
                  of American International
                  Group, Inc., par value of
                  the proportional notional
                  amount of American
                  International Group, Inc.,
                  4.25%, 5/15/13.
   580,000        Pay quarterly a fixed rate      December 2012          7,570
                  equal to 2.45% multiplied by
                  the notional amount and
                  receive from Bank of America
                  N.A. upon each default event
                  of Toll Brothers, Inc., par
                  value of the proportional
                  notional amount of Toll
                  Brothers Finance Corp.,
                  6.875%, 11/15/12.
   580,000        Pay quarterly a fixed rate      December 2012         (1,263)
                  equal to 2.85% multiplied by
                  the notional amount and
                  receive from Barclays Bank
                  plc upon each default event
                  of Toll Brothers, Inc., par
                  value of the proportional
                  notional amount of Toll
                  Brothers Finance Corp.,
                  6.875%, 11/15/12.
   240,000        Pay quarterly a fixed rate      March 2013            (2,934)
                  equal to 0.70% multiplied by
                  the notional amount and
                  receive from Barclays Bank
                  plc upon each default event
                  of Rohm & Haas Co., par value
                  of the proportional notional
                  amount of Rohm & Haas Co.,
                  7.85%, 7/15/29.
   970,000        Pay quarterly a fixed rate      June 2013               (743)
                  equal to 0.60% multiplied by
                  the notional amount and
                  receive from Deutsche Bank AG
                  upon each default event of
                  Marsh & McLennan Companies,
                  Inc., par value of the
                  proportional notional amount
                  of Marsh & McLennan Companies,
                  Inc., 5.375%, 7/15/14.
 1,200,000        Pay quarterly a fixed rate      June 2013             (6,064)
                  equal to 1.28% multiplied by
                  the notional amount and
                  receive from Barclays Bank
                  plc upon each default event
                  of Staples, Inc., par value
                  of the proportional notional
                  amount of Staples, Inc.,
                  7.375%, 10/1/12.
 2,650,000        Pay quarterly a fixed rate      March 2017            50,148
                  equal to 0.12% multiplied by
                  the notional amount and
                  receive from Barclays Bank
                  plc upon each default event
                  of Pfizer Inc., par value of
                  the proportional notional
                  amount of Pfizer Inc.,
                  4.65%, 3/1/18.
 1,290,000        Pay quarterly a fixed rate      September 2017        41,931
                  equal to 0.64% multiplied by
                  the notional amount and
                  receive from Deutsche Bank
                  AG upon each default event
                  of JPMorgan Chase & Co., par
                  value of the proportional
                  notional amount of JPMorgan
                  Chase & Co., 6.75%, 2/1/11.
                                                                    ------------
                                                                      $389,019
                                                                    ============

BALANCED - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
CDX = Credit Derivative Indexes
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
FSA = Financial Security Assurance, Inc.
GNMA = Government National Mortgage Association
GO = General Obligation
LB-UBS = Lehman Brothers Inc. - UBS AG
LIBOR = London Interbank Offered Rate
MASTR = Mortgage Asset Securitization Transactions, Inc.
MBIA = MBIA Insurance Corporation
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
STRIPS = Separate Trading of Registered Interest and Principal of Securities
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective July 31, 2008.
(1) Non-income producing.
(2) Category is less than 0.05% of total net assets.
(3) Security, or a portion thereof, was on loan as of July 31, 2008. The aggregate value of securities on loan at July 31, 2008, was $24,148,808.
(4) Final maturity indicated, unless otherwise noted.
(5) Security, or a portion thereof, has been segregated for forward commitments, futures contracts, swap agreements and/or when-issued securities.
(6) Forward commitment or when-issued security.
(7) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at July 31, 2008, was $9,622,054, which represented 1.8% of total net assets.
(8) Escrowed to maturity in U.S. government securities or state and local government securities.
(9) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. The total market value of all collateral received at July 31, 2008, was $24,679,092.

BALANCED - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of July 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $579,660,728
                                                                 ===============
Gross tax appreciation of investments                              $ 39,106,889
Gross tax depreciation of investments                               (24,008,637)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $ 15,098,252
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
INVESTMENTS ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO
REFLECT SUBSEQUENT CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST
RECENT ANNUAL OR SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
VEEDOT® FUND
JULY 31, 2008

[american century investments logo and text logo ®]

VEEDOT - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
                                                                       VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 96.4%
AEROSPACE & DEFENSE - 2.6%
            51,500  AeroVironment, Inc.(1)                         $   1,680,445
            31,500  Axsys Technologies, Inc.(1)                        2,313,360
                                                                 ---------------
                                                                       3,993,805
                                                                 ---------------
AUTO COMPONENTS - 2.4%
           113,500  ArvinMeritor, Inc.                                 1,567,435
           140,500  Exide Technologies(1)                              2,219,900
                                                                 ---------------
                                                                       3,787,335
                                                                 ---------------
BEVERAGES - 1.7%
            37,000  Central European
                    Distribution Corp.(1)                              2,699,520
                                                                 ---------------
BIOTECHNOLOGY - 1.0%
            20,500  Celgene Corp.(1)                                   1,547,545
                                                                 ---------------
BUILDING PRODUCTS - 1.2%
            48,000  NCI Building Systems Inc.(1)                       1,798,080
                                                                 ---------------
CHEMICALS - 4.6%
            74,000  Innophos Holdings, Inc.                            2,173,380
            21,000  Mosaic Co. (The)(1)                                2,671,410
            11,500  Potash Corp. of Saskatchewan                       2,349,105
                                                                 ---------------
                                                                       7,193,895
                                                                 ---------------
COMMERCIAL BANKS - 2.1%
           106,500  Republic Bancorp, Inc. Cl A                        3,295,110
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 2.7%
           173,500  Metalico, Inc.(1)                                  2,671,900
            67,000  Resources Connection, Inc.                         1,550,380
                                                                 ---------------
                                                                       4,222,280
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 2.0%
            25,500  Research In Motion Ltd.(1)                         3,131,910
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 1.3%
           225,500  Stewart Enterprises Inc. Cl A                      2,009,205
                                                                 ---------------

VEEDOT - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
                                                                       VALUE
--------------------------------------------------------------------------------
ELECTRIC UTILITIES - 1.1%
            71,500  Hawaiian Electric Industries, Inc.                 1,768,910
                                                                 ---------------
ELECTRICAL EQUIPMENT - 3.9%
            38,000  AZZ Inc.(1)                                        1,739,260
            47,000  Canadian Solar Inc.(1)                             1,352,190
           149,500  China Sunergy Co. Ltd. ADR(1)                      1,294,670
            72,000  GrafTech International Ltd.(1)                     1,688,400
                                                                 ---------------
                                                                       6,074,520
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 0.9%
            30,500  Amphenol Corp. Cl A                                1,453,935
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 4.3%
            65,000  Acergy SA ADR                                      1,091,350
            50,500  Nabors Industries Ltd.(1)                          1,841,230
            68,000  Patterson-UTI Energy Inc.                          1,932,560
            48,000  Willbros Group, Inc.(1)                            1,803,840
                                                                 ---------------
                                                                       6,668,980
                                                                 ---------------
FOOD & STAPLES RETAILING - 1.0%
            53,500  Kroger Co. (The)                                   1,512,980
                                                                 ---------------
FOOD PRODUCTS - 2.2%
            92,500  Cal-Maine Foods, Inc.                              3,505,750
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 4.7%
            22,500  Baxter International Inc.                          1,543,725
            41,500  Covidien Ltd.                                      2,043,460
            76,500  Cyberonics, Inc.(1)                                2,112,930
            28,500  NuVasive, Inc.(1)                                  1,600,845
                                                                 ---------------
                                                                       7,300,960
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 1.1%
            54,500  CorVel Corp.(1)                                    1,784,875
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.0%
            46,500  CEC Entertainment Inc.(1)                          1,620,990
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 2.4%
            50,500  Sohu.com Inc.(1)                                   3,811,740
                                                                 ---------------
IT SERVICES - 4.8%

VEEDOT - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
                                                                       VALUE
--------------------------------------------------------------------------------
            95,500  CyberSource Corp.(1)                               1,695,125
            15,500  International Business
                    Machines Corp.                                     1,983,690
            36,500  ManTech International Corp.
                    Cl A(1)                                            2,038,160
             7,500  MasterCard Inc. Cl A                               1,831,125
                                                                 ---------------
                                                                       7,548,100
                                                                 ---------------
MACHINERY - 2.5%
           135,500  Lydall Inc.(1)                                     2,108,380
            16,000  Valmont Industries, Inc.                           1,710,560
                                                                 ---------------
                                                                       3,818,940
                                                                 ---------------
MARINE - 1.7%
            47,500  Diana Shipping Inc.                                1,445,425
            31,000  TBS International Ltd. Cl A(1)                     1,132,740
                                                                 ---------------
                                                                       2,578,165
                                                                 ---------------
METALS & MINING - 4.9%
            45,000  Commercial Metals Co.                              1,343,250
             3,500  Rio Tinto plc ADR                                  1,461,600
            19,500  Schnitzer Steel Industries, Inc.
                    Cl A                                               1,759,680
            10,000  United States Steel Corp.                          1,603,600
            80,500  Worthington Industries, Inc.                       1,428,070
                                                                 ---------------
                                                                       7,596,200
                                                                 ---------------
MULTILINE RETAIL - 2.3%
            56,000  Big Lots, Inc.(1)                                  1,705,760
            48,500  Dollar Tree, Inc.(1)                               1,818,750
                                                                 ---------------
                                                                       3,524,510
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 17.6%
            14,500  Apache Corp.                                       1,626,465
            33,000  Arch Coal Inc.                                     1,858,230
            88,500  Callon Petroleum Co.(1)                            2,034,615
            32,000  Cimarex Energy Co.                                 1,667,520
            49,500  Denbury Resources Inc.(1)                          1,392,930
           255,500  Energy XXI (Bermuda) Ltd.(1)                       1,331,155
           449,000  Enterra Energy Trust                               1,607,420
           106,000  GeoResources, Inc.(1)                              1,716,140
           189,500  International Coal Group Inc.(1)                   1,984,065
            52,000  Knightsbridge Tankers Ltd.                         1,669,720
            55,500  Mariner Energy Inc.(1)                             1,468,530
            24,000  Sabine Royalty Trust                               1,524,960
            47,000  Southwestern Energy Co.(1)                         1,706,570
            30,500  Stone Energy Corp.(1)                              1,556,110

VEEDOT - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
                                                                       VALUE
--------------------------------------------------------------------------------
            44,500  W&T Offshore Inc.                                  1,969,570
            26,000  Whiting Petroleum Corp.(1)                         2,435,420
                                                                 ---------------
                                                                      27,549,420
                                                                 ---------------
PERSONAL PRODUCTS - 0.9%
            33,000  Herbalife Ltd.                                     1,425,270
                                                                 ---------------
PHARMACEUTICALS - 1.0%
            26,500  Novartis AG ADR                                    1,572,775
                                                                 ---------------
ROAD & RAIL - 3.5%
            41,500  Arkansas Best Corp.                                1,541,310
            34,500  CSX Corp.                                          2,331,510
            22,000  Norfolk Southern Corp.                             1,582,240
                                                                 ---------------
                                                                       5,455,060
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 3.3%
            78,000  Altera Corp.                                       1,712,100
            51,500  Supertex Inc.(1)                                   1,545,515
           114,000  Volterra Semiconductor Corp.(1)                    1,869,600
                                                                 ---------------
                                                                       5,127,215
                                                                 ---------------
SOFTWARE - 1.8%
            27,000  FactSet Research Systems Inc.                      1,557,090
            48,500  Shanda Interactive
                    Entertainment Ltd. ADR(1)                          1,252,755
                                                                 ---------------
                                                                       2,809,845
                                                                 ---------------
SPECIALTY RETAIL - 5.7%
            56,500  Aaron Rents Inc.                                   1,552,055
            82,000  America's Car-Mart, Inc.(1)                        1,633,440
            50,000  Children's Place Retail
                    Stores, Inc. (The)(1)                              1,902,500
            52,500  Urban Outfitters Inc.(1)                           1,733,025
           463,000  Wet Seal, Inc. (The) Cl A(1)                       2,032,570
                                                                 ---------------
                                                                       8,853,590
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 1.2%
            38,000  Watsco, Inc.                                       1,895,060
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 1.0%
            74,000  Partner Communications Co.
                    Ltd. ADR                                           1,618,380
                                                                 ---------------
TOTAL COMMON STOCKS                                                  150,554,855
(Cost $135,818,564)                                              ---------------

VEEDOT - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
                                                                       VALUE
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS - 0.7%
Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various
U.S. Treasury obligations, 4.625%, 7/31/09,
valued at $1,122,380), in a joint trading
account at 2.00%, dated 7/31/08, due 8/1/08
(Delivery value $1,100,061)                                            1,100,000
                                                                 ---------------
(Cost $1,100,000)

TOTAL INVESTMENT SECURITIES - 97.1%                                  151,654,855
                                                                 ---------------
(Cost $136,918,564)

OTHER ASSETS AND LIABILITIES - 2.9%                                    4,547,670
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $ 156,202,525
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
(1) Non-income producing.

VEEDOT - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of July 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $ 137,164,394
                                                                 ===============
Gross tax appreciation of investments                             $  20,382,131
Gross tax depreciation of investments                                (5,891,670)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                $  14,490,461
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
INVESTMENTS ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO
REFLECT SUBSEQUENT CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST
RECENT ANNUAL OR SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
CAPITAL VALUE FUND
JULY 31, 2008

[american century investments logo and text logo ®]

CAPITAL VALUE - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 98.9%
AEROSPACE & DEFENSE - 1.1%
            48,200  Northrop Grumman Corp.                          $  3,248,198
                                                                 ---------------
BEVERAGES - 2.0%
            76,100  Coca-Cola Co. (The)                                3,919,150
            67,200  Pepsi Bottling Group Inc.                          1,871,520
                                                                 ---------------
                                                                       5,790,670
                                                                 ---------------
BIOTECHNOLOGY - 0.8%
            38,100  Amgen Inc.(1)                                      2,386,203
                                                                 ---------------
CAPITAL MARKETS - 2.9%
            48,600  Bank of New York
                    Mellon Corp. (The)                                 1,725,300
            18,600  Goldman Sachs Group, Inc. (The)                    3,423,144
            84,600  Morgan Stanley                                     3,340,008
                                                                 ---------------
                                                                       8,488,452
                                                                 ---------------
CHEMICALS - 2.2%
            84,000  du Pont (E.I.) de Nemours & Co.                    3,680,040
            47,700  PPG Industries, Inc.                               2,892,528
                                                                 ---------------
                                                                       6,572,568
                                                                 ---------------
COMMERCIAL BANKS - 4.3%
           174,200  National City Corp.(2)                               823,966
            19,400  PNC Financial
                    Services Group, Inc.                               1,383,026
            89,800  U.S. Bancorp                                       2,748,778
           112,900  Wachovia Corp.                                     1,949,783
           188,700  Wells Fargo & Co.                                  5,711,949
                                                                 ---------------
                                                                      12,617,502
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 1.8%
            28,700  Avery Dennison Corp.                               1,263,087
            66,000  R.R. Donnelley & Sons Co.                          1,762,200
            13,800  Robert Half International Inc.                       349,002
            56,700  Waste Management, Inc.                             2,015,118
                                                                 ---------------
                                                                       5,389,407
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.2%
            56,200  Motorola, Inc.                                       485,568
                                                                 ---------------
COMPUTERS & PERIPHERALS - 1.2%
            79,500  Hewlett-Packard Co.                                3,561,600
                                                                 ---------------

CAPITAL VALUE - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
CONSUMER FINANCE - 0.3%
            58,300  Discover Financial Services                          854,095
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 0.8%
            91,000  H&R Block, Inc.                                    2,214,030
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 8.7%
           271,200  Bank of America Corp.                              8,922,480
           444,700  Citigroup Inc.                                     8,311,443
           204,400  JPMorgan Chase & Co.                               8,304,772
                                                                 ---------------
                                                                      25,538,695
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 6.0%
           341,500  AT&T Inc.                                         10,521,615
            24,700  Embarq Corp.                                       1,130,519
           175,400  Verizon Communications Inc.                        5,970,616
                                                                 ---------------
                                                                      17,622,750
                                                                 ---------------
ELECTRIC UTILITIES - 2.6%
            52,100  Exelon Corp.                                       4,096,102
            73,200  PPL Corp.                                          3,437,472
                                                                 ---------------
                                                                       7,533,574
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.6%
            21,200  National Oilwell Varco, Inc.(1)                    1,666,956
                                                                 ---------------
FOOD & STAPLES RETAILING - 2.7%
            74,200  Kroger Co. (The)                                   2,098,376
            61,200  Walgreen Co.                                       2,101,608
            63,000  Wal-Mart Stores, Inc.                              3,693,060
                                                                 ---------------
                                                                       7,893,044
                                                                 ---------------
FOOD PRODUCTS - 0.7%
            72,200  Unilever N.V. New York Shares                      2,000,662
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.8%
            43,100  Medtronic, Inc.                                    2,276,973
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 0.4%
            23,700  Quest Diagnostics Inc.                             1,259,892
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.7%
            19,500  Darden Restaurants, Inc.                             635,115

CAPITAL VALUE - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            12,100  McDonald's Corp.                                     723,459
            47,300  Starbucks Corp.(1)                                   694,837
                                                                 ---------------
                                                                       2,053,411
                                                                 ---------------
HOUSEHOLD DURABLES - 0.8%
           146,600  Newell Rubbermaid Inc.                             2,423,298
                                                                 ---------------
HOUSEHOLD PRODUCTS - 0.6%
            32,900  Clorox Co.                                         1,793,050
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 0.7%
            57,100  NRG Energy Inc.(1)                                 2,072,159
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 5.5%
           514,500  General Electric Co.                              14,555,205
            32,200  Tyco International Ltd.                            1,434,832
                                                                 ---------------
                                                                      15,990,037
                                                                 ---------------
INSURANCE - 5.8%
            79,800  Allstate Corp.                                     3,688,356
           175,900  American International Group, Inc.                 4,582,195
            52,700  Hartford Financial Services
                    Group Inc. (The)                                   3,340,653
            28,000  Loews Corp.                                        1,247,680
            38,400  Torchmark Corp.                                    2,229,120
            43,500  Travelers Companies, Inc. (The)                    1,919,220
                                                                 ---------------
                                                                      17,007,224
                                                                 ---------------
IT SERVICES - 1.7%
            32,400  Fiserv, Inc.(1)                                    1,549,368
            27,100  International Business
                    Machines Corp.                                     3,468,258
                                                                 ---------------
                                                                       5,017,626
                                                                 ---------------
MACHINERY - 2.9%
            37,700  Caterpillar Inc.                                   2,620,904
            40,900  Dover Corp.                                        2,029,867
            61,300  Ingersoll-Rand Company Ltd. Cl A                   2,206,800
            25,800  Parker-Hannifin Corp.                              1,591,344
                                                                 ---------------
                                                                       8,448,915
                                                                 ---------------
MEDIA - 3.1%
            68,800  CBS Corp. Cl B                                     1,125,568
            94,600  Gannett Co., Inc.                                  1,714,152
           269,900  Time Warner Inc.                                   3,864,968

CAPITAL VALUE - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            86,600  Viacom Inc. Cl B(1)                                2,418,738
                                                                 ---------------
                                                                       9,123,426
                                                                 ---------------
METALS & MINING - 0.6%
            30,300  Nucor Corp.                                        1,733,766
                                                                 ---------------
MULTILINE RETAIL - 0.7%
            46,700  Kohl's Corp.(1)                                    1,957,197
                                                                 ---------------
OFFICE ELECTRONICS - 0.6%
           136,600  Xerox Corp.                                        1,863,224
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 15.4%
           138,200  Chevron Corp.                                     11,686,192
            99,400  ConocoPhillips                                     8,113,028
             6,900  Devon Energy Corp.                                   654,741
           197,600  Exxon Mobil Corp.                                 15,892,968
           116,900  Royal Dutch Shell plc ADR                          8,275,351
                                                                 ---------------
                                                                      44,622,280
                                                                 ---------------
PAPER & FOREST PRODUCTS - 1.2%
            34,600  International Paper Co.                              959,112
            48,500  Weyerhaeuser Co.                                   2,592,810
                                                                 ---------------
                                                                       3,551,922
                                                                 ---------------
PHARMACEUTICALS - 9.9%
            55,700  Abbott Laboratories                                3,138,138
            52,000  Eli Lilly & Co.                                    2,449,720
           122,800  Johnson & Johnson                                  8,408,116
            88,900  Merck & Co., Inc.                                  2,924,810
           479,700  Pfizer Inc.                                        8,955,999
            77,900  Wyeth                                              3,156,508
                                                                 ---------------
                                                                      29,033,291
                                                                 ---------------
REAL ESTATE INVESTMENT
TRUSTS (REITs) - 0.2%
            18,700  Developers Diversified
                    Realty Corp.                                         597,652
                                                                 ---------------
ROAD & RAIL - 0.3%
            45,400  YRC Worldwide Inc.(1)(2)                             767,260
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 1.0%
            67,400  Applied Materials, Inc.                            1,167,368
            73,600  Intel Corp.                                        1,633,184
                                                                 ---------------
                                                                       2,800,552
                                                                 ---------------

CAPITAL VALUE - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
SOFTWARE - 1.8%
           117,900  Microsoft Corp.                                    3,032,388
           105,700  Oracle Corp.(1)                                    2,275,721
                                                                 ---------------
                                                                       5,308,109
                                                                 ---------------
SPECIALTY RETAIL - 2.6%
            53,200  Best Buy Co., Inc.                                 2,113,104
            77,600  Gap, Inc. (The)                                    1,250,912
            91,200  Home Depot, Inc. (The)                             2,173,296
            88,600  Staples, Inc.                                      1,993,500
                                                                 ---------------
                                                                       7,530,812
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.7%
            27,900  VF Corp.                                           1,997,082
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 0.5%
            62,700  Fannie Mae(2)                                        721,050
            56,700  MGIC Investment Corp.(2)                             362,880
            67,800  Washington Mutual, Inc.(2)                           361,374
                                                                 ---------------
                                                                       1,445,304
                                                                 ---------------
TOBACCO - 1.1%
            74,800  Altria Group Inc.                                  1,522,180
            23,300  Lorillard, Inc.(1)                                 1,563,663
                                                                 ---------------
                                                                       3,085,843
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.4%
           154,400  Sprint Nextel Corp.                                1,256,816
                                                                 ---------------
TOTAL COMMON STOCKS                                                  288,881,095
(Cost $254,331,774)                                              ---------------

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(3) - 1.1%
Repurchase Agreement, Barclays Capital Inc.,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 2.17%, dated 7/31/08,
due 8/1/08 (Delivery value $600,036)                                     600,000

Repurchase Agreement, BNP Paribas Securities
Corp., (collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 2.18%, dated 7/31/08,
due 8/1/08 (Delivery value $700,042)                                     700,000

Repurchase Agreement, Credit Suisse Securities
USA LLC, (collateralized by various
U.S. Government Agency obligations
in a pooled account at the lending agent),
2.19%, dated 7/31/08, due 8/1/08
(Delivery value $600,037)                                                600,000

CAPITAL VALUE - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
                                                                        VALUE
--------------------------------------------------------------------------------
Repurchase Agreement, Deutsche Bank
Securities Inc., (collateralized by various
U.S. Government Agency obligations in
a pooled account at the lending agent),
2.18%, dated 7/31/08, due 8/1/08
(Delivery value $748,080)                                                748,035

Repurchase Agreement, UBS Securities LLC,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 2.19%, dated 7/31/08,
due 8/1/08 (Delivery value $595,901)                                     595,865
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL                                          3,243,900
(Cost $3,243,900)                                                ---------------

TOTAL INVESTMENT SECURITIES - 100.0%                                 292,124,995
                                                                 ---------------
(Cost $257,575,674)

OTHER ASSETS AND LIABILITIES(4)                                          118,889
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $292,243,884
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of July 31, 2008. The aggregate value of securities on loan at July 31, 2008, was $3,036,530.
(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.
(4) Category is less than 0.05% of total net assets.

CAPITAL VALUE - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of July 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $ 257,916,473
                                                                 ===============
Gross tax appreciation of investments                             $  58,585,322
Gross tax depreciation of investments                               (24,376,800)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                $  34,208,522
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
INVESTMENTS ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO
REFLECT SUBSEQUENT CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST
RECENT ANNUAL OR SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
NT GROWTH FUND
JULY 31, 2008

[american century investments logo and text logo ®]

NT GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.0%
AEROSPACE & DEFENSE - 4.3%
            44,000  Honeywell International Inc.                   $   2,236,961
            31,000  Raytheon Co.                                       1,764,830
                                                                 ---------------
                                                                       4,001,791
                                                                 ---------------
AUTO COMPONENTS - 1.4%
            33,600  BorgWarner, Inc.                                   1,354,752
                                                                 ---------------
BEVERAGES - 3.6%
            38,900  Coca-Cola Co. (The)                                2,003,350
            20,400  PepsiCo, Inc.                                      1,357,824
                                                                 ---------------
                                                                       3,361,174
                                                                 ---------------
BIOTECHNOLOGY - 1.3%
             4,500  Alexion
                    Pharmaceuticals Inc.(1)(2)                           421,875
             8,700  Genentech, Inc.(1)                                   828,675
                                                                 ---------------
                                                                       1,250,550
                                                                 ---------------
CAPITAL MARKETS - 3.2%
            42,400  Invesco Ltd.                                         987,496
            14,800  Northern Trust Corp.                               1,156,916
            26,300  Waddell & Reed Financial, Inc.
                    Cl A                                                 878,420
                                                                 ---------------
                                                                       3,022,832
                                                                 ---------------
CHEMICALS - 2.0%
            15,700  Monsanto Co.                                       1,870,027
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 6.8%
            78,200  Cisco Systems Inc.(1)                              1,719,618
            41,200  Corning Inc.                                         824,412
            64,900  QUALCOMM Inc.                                      3,591,566
             2,100  Research In Motion Ltd.(1)                           257,922
                                                                 ---------------
                                                                       6,393,518
                                                                 ---------------
COMPUTERS & PERIPHERALS - 4.7%
            15,000  Apple Inc.(1)                                      2,384,250
            83,300  Dell Inc.(1)                                       2,046,681
                                                                 ---------------
                                                                       4,430,931
                                                                 ---------------
DIVERSIFIED - 0.5%
             7,900  iShares Russell 1000 Growth
                    Index Fund                                           426,442
                                                                 ---------------

NT GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
ELECTRIC UTILITIES - 1.0%
            14,200  FPL Group, Inc.                                      916,326
                                                                 ---------------
ELECTRICAL EQUIPMENT - 4.6%
            33,700  Cooper Industries, Ltd. Cl A                       1,421,129
            46,800  Emerson Electric Co.                               2,279,160
             2,300  First Solar Inc.(1)                                  655,753
                                                                 ---------------
                                                                       4,356,042
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 0.9%
            93,000  Flextronics International Ltd.(1)                    830,490
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 5.5%
            29,800  Helmerich & Payne, Inc.                            1,762,074
            12,000  National Oilwell Varco, Inc.(1)                      943,560
             7,700  Schlumberger Ltd.                                    782,320
            12,600  Transocean Inc.(1)                                 1,713,978
                                                                 ---------------
                                                                       5,201,932
                                                                 ---------------
FOOD & STAPLES RETAILING - 3.0%
            48,100  Wal-Mart Stores, Inc.                              2,819,622
                                                                 ---------------
FOOD PRODUCTS - 2.6%
            18,500  Kellogg Co.                                          981,610
            33,500  Nestle SA ORD                                      1,467,458
                                                                 ---------------
                                                                       2,449,068
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 8.3%
            12,700  Baxter International Inc.                            871,347
            23,500  Becton, Dickinson & Co.                            1,995,385
            11,000  C.R. Bard, Inc.                                    1,021,240
            18,500  DENTSPLY International Inc.                          744,625
             5,400  Gen-Probe Inc.(1)                                    287,928
             5,000  Idexx Laboratories, Inc.(1)                          267,500
             3,400  Intuitive Surgical Inc.(1)                         1,058,386
            29,100  Medtronic, Inc.                                    1,537,353
                                                                 ---------------
                                                                       7,783,764
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 1.5%
            15,700  Express Scripts, Inc.(1)                           1,107,478
             9,700  VCA Antech Inc.(1)                                   282,658
                                                                 ---------------
                                                                       1,390,136
                                                                 ---------------

NT GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE - 1.1%
            33,200  Darden Restaurants, Inc.                           1,081,324
                                                                 ---------------
HOUSEHOLD DURABLES - 0.7%
            14,800  KB Home                                              260,332
             6,800  Mohawk Industries Inc.(1)(2)                         400,996
                                                                 ---------------
                                                                         661,328
                                                                 ---------------
HOUSEHOLD PRODUCTS - 1.4%
            19,600  Procter & Gamble Co. (The)                         1,283,408
                                                                 ---------------
INSURANCE - 1.0%
            19,500  Chubb Corp.                                          936,780
                                                                 ---------------
INTERNET & CATALOG RETAIL - 0.5%
             3,800  priceline.com Inc.(1)                                436,810
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 1.3%
             2,600  Google Inc. Cl A(1)                                1,231,750
                                                                 ---------------
IT SERVICES - 2.1%
            19,100  Global Payments Inc.                                 845,939
             3,600  International Business
                    Machines Corp.                                       460,728
            25,257  Western Union Co. (The)                              698,103
                                                                 ---------------
                                                                       2,004,770
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 1.5%
            12,200  QIAGEN N.V.(1)                                       229,238
            19,700  Thermo Fisher Scientific Inc.(1)                   1,192,244
                                                                 ---------------
                                                                       1,421,482
                                                                 ---------------
MACHINERY - 2.3%
            18,200  Eaton Corp.                                        1,292,928
             7,757  Valmont Industries, Inc.                             829,301
                                                                 ---------------
                                                                       2,122,229
                                                                 ---------------
MEDIA - 1.9%
            28,600  DIRECTV Group, Inc. (The)(1)                         772,772
            25,200  Scripps Networks
                    Interactive, Inc.(1)                               1,021,608
                                                                 ---------------
                                                                       1,794,380
                                                                 ---------------
METALS & MINING - 1.8%
            14,300  Freeport-McMoRan Copper &
                    Gold, Inc.                                         1,383,525

NT GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
             6,300  Newmont Mining Corp.                                 302,148
                                                                 ---------------
                                                                       1,685,673
                                                                 ---------------
MULTI-UTILITIES - 0.3%
             7,400  Public Service Enterprise
                    Group Inc.                                           309,320
                                                                 ---------------
MULTILINE RETAIL - 1.4%
            57,600  Family Dollar Stores, Inc.                         1,342,080
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 4.8%
             6,500  Alpha Natural Resources, Inc.(1)                     643,175
             4,200  Apache Corp.                                         471,114
            11,500  Devon Energy Corp.                                 1,091,235
             5,100  EOG Resources Inc.                                   512,703
             4,200  Foundation Coal Holdings, Inc.                       249,480
             1,800  Massey Energy Co.                                    133,650
            13,100  Occidental Petroleum Corp.                         1,032,673
             7,650  XTO Energy Inc.                                      361,310
                                                                 ---------------
                                                                       4,495,340
                                                                 ---------------
PHARMACEUTICALS - 3.1%
            24,600  Allergan, Inc.                                     1,277,478
            20,000  Novo Nordisk AS B Shares ORD                       1,271,794
             8,200  Wyeth                                                332,264
                                                                 ---------------
                                                                       2,881,536
                                                                 ---------------
REAL ESTATE INVESTMENT
TRUSTS (REITs) - 0.4%
             7,700  Digital Realty Trust Inc.                            330,407
                                                                 ---------------
ROAD & RAIL - 1.0%
            11,900  Union Pacific Corp.                                  981,036
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 6.0%
            57,200  Altera Corp.                                       1,255,540
            81,900  Intel Corp.                                        1,817,361
             5,700  Lam Research Corp.(1)                                187,473
            50,400  Linear Technology Corp.                            1,564,920
            31,800  Xilinx, Inc.                                         789,594
                                                                 ---------------
                                                                       5,614,888
                                                                 ---------------
SOFTWARE - 6.9%
            31,035  Activision Blizzard, Inc.(1)                       1,116,639
            36,000  Adobe Systems Inc.(1)                              1,488,600
            47,600  Microsoft Corp.                                    1,224,272
            93,200  Oracle Corp.(1)                                    2,006,596

NT GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
             9,800  salesforce.com, inc.(1)                              625,142
                                                                 ---------------
                                                                       6,461,249
                                                                 ---------------
SPECIALTY RETAIL - 2.3%
            26,800  Advance Auto Parts, Inc.                           1,101,212
            25,800  AnnTaylor Stores Corp.(1)                            581,790
            25,900  Lowe's Companies, Inc.                               526,288
                                                                 ---------------
                                                                       2,209,290
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 2.0%
            45,600  American Tower Corp. Cl A(1)                       1,910,640
                                                                 ---------------
TOTAL COMMON STOCKS                                                   93,055,117
(Cost $88,504,099)                                               ---------------

TEMPORARY CASH INVESTMENTS - 1.6%
Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various
U.S. Treasury obligations, 3.625%, 4/15/25,
valued at $1,544,467), in a joint trading
account at 2.00%, dated 7/31/08, due 8/1/08
(Delivery value $1,500,083)                                            1,500,000
(Cost $1,500,000)                                                ---------------

TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL(3) - 0.4%
Repurchase Agreement, Barclays Capital Inc.,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 2.17%, dated 7/31/08,
due 8/1/08 (Delivery value $90,005)                                       90,000

Repurchase Agreement, BNP Paribas Securities
Corp., (collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 2.18%, dated 7/31/08,
due 8/1/08 (Delivery value $75,005)                                       75,000

Repurchase Agreement, Credit Suisse Securities
USA LLC, (collateralized by various U.S.
Government Agency obligations in a pooled
account at the lending agent), 2.19%,
dated 7/31/08, due 8/1/08
(Delivery value $85,005)                                                  85,000

Repurchase Agreement, Deutsche Bank
Securities Inc., (collateralized by various U.S.
Government Agency obligations in a pooled
account at the lending agent), 2.18%,
dated 7/31/08, due 8/1/08
(Delivery value $86,605)                                                  86,600

Repurchase Agreement, UBS Securities LLC,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 2.19%, dated 7/31/08,
due 8/1/08 (Delivery value $85,005)                                       85,000
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS -
SECURITIES LENDING COLLATERAL                                            421,600
(Cost $421,600)                                                  ---------------

NT GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
                                                                       VALUE
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 101.0%                                  94,976,717
                                                                 ---------------
(Cost $90,425,699)

OTHER ASSETS AND LIABILITIES - (1.0)%                                  (932,359)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $  94,044,358
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts                       Settlement                           Unrealized
to Sell                            Date               Value          Gain (Loss)
--------------------------------------------------------------------------------
1,401,975  CHF for USD            8/29/08          $1,338,214          $2,214
5,337,000  DKK for USD            8/29/08           1,113,671             757
                                                  ------------------------------
                                                   $2,451,885          $2,971
                                                  ==============================
(Value on Settlement Date $2,421,940)

NOTES TO SCHEDULE OF INVESTMENTS
CHF = Swiss Franc
DKK = Danish Krone
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of July 31, 2008. The aggregate value of securities on loan at July 31, 2008, was $804,121.
(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. The total market value of all collateral received at July 31, 2008, was $847,181.

As of July 31, 2008, securities with an aggregate value of $2,739,252, which represented 2.9% of total net assets, were valued in accordance with alternative pricing procedures adopted by the Board of Directors.

NT GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of July 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $ 91,656,800
                                                                 ===============
Gross tax appreciation of investments                              $  7,523,648
Gross tax depreciation of investments                                (4,203,731)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $  3,319,917
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
INVESTMENTS ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO
REFLECT SUBSEQUENT CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST
RECENT ANNUAL OR SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
NT VISTA(SM) FUND
JULY 31, 2008

[american century investments logo and text logo ®]

NT VISTA - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 98.0%
BEVERAGES - 2.0%
            11,999  Central European
                    Distribution Corp.(1)                           $    875,447
                                                                 ---------------
BIOTECHNOLOGY - 2.6%
             7,400  Alexion Pharmaceuticals Inc.(1)                      693,750
             6,600  BioMarin Pharmaceutical Inc.(1)                      214,830
             6,700  CSL Ltd. ORD                                         217,690
                                                                 ---------------
                                                                       1,126,270
                                                                 ---------------
CHEMICALS - 8.2%
             3,100  FMC Corp.                                            230,547
             9,246  Intrepid Potash, Inc.(1)                             511,304
            10,770  Monsanto Co.                                       1,282,815
             3,200  Mosaic Co. (The)(1)                                  407,072
             4,053  Syngenta AG ORD                                    1,180,823
                                                                 ---------------
                                                                       3,612,561
                                                                 ---------------
COMMERCIAL BANKS - 0.7%
             4,200  Credicorp Ltd.                                       310,842
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.8%
             4,700  FTI Consulting, Inc.(1)                              334,452
                                                                 ---------------
COMPUTERS & PERIPHERALS - 0.5%
             1,400  Apple Inc.(1)                                        222,530
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 4.8%
            12,940  Foster Wheeler Ltd.(1)                               734,604
            32,206  Quanta Services, Inc.(1)                             994,521
             6,600  Shaw Group Inc. (The)(1)                             381,480
                                                                 ---------------
                                                                       2,110,605
                                                                 ---------------
CONTAINERS & PACKAGING - 2.3%
            10,172  Crown Holdings Inc.(1)                               285,121
            17,064  Owens-Illinois Inc.(1)                               720,784
                                                                 ---------------
                                                                       1,005,905
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 4.1%
            21,000  Corinthian Colleges Inc.(1)                          330,750
             6,100  DeVry Inc.                                           346,541
             7,300  ITT Educational Services Inc.(1)                     646,634

NT VISTA - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
             2,200  Strayer Education, Inc.                              489,940
                                                                 ---------------
                                                                       1,813,865
                                                                 ---------------
ELECTRICAL EQUIPMENT - 4.1%
             8,600  American Superconductor Corp.(1)                     339,614
             4,700  Energy Conversion Devices Inc.(1)                    328,671
             1,700  First Solar Inc.(1)                                  484,687
            13,300  JA Solar Holdings Co., Ltd. ADR(1)                   201,761
             3,500  Vestas Wind Systems AS ORD(1)                        459,923
                                                                 ---------------
                                                                       1,814,656
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 1.0%
             4,400  Amphenol Corp. Cl A                                  209,748
             8,400  Molex Inc.                                           206,052
                                                                 ---------------
                                                                         415,800
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 7.2%
             3,900  Atwood Oceanics Inc.(1)                              179,049
             9,000  Dresser-Rand Group Inc.(1)                           342,900
             6,600  Helmerich & Payne, Inc.                              390,258
            21,700  Patterson-UTI Energy Inc.                            616,714
             8,500  Smith International, Inc.                            632,230
            26,100  Weatherford International Ltd.(1)                    984,753
                                                                 ---------------
                                                                       3,145,904
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.0%
             7,200  Varian Medical Systems, Inc.(1)                      432,000
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 4.3%
            11,000  Express Scripts, Inc.(1)                             775,940
            18,100  Medco Health Solutions Inc.(1)                       897,398
             7,700  Omnicare, Inc.                                       226,688
                                                                 ---------------
                                                                       1,900,026
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.9%
             7,400  Panera Bread Co. Cl A(1)                             370,740
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.9%
             8,192  McDermott International, Inc.(1)                     390,513
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 2.0%
             9,100  Mercadolibre Inc.(1)                                 326,235
             4,300  Sohu.com Inc.(1)                                     324,564

NT VISTA - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
             6,300  VeriSign, Inc.(1)                                    205,002
                                                                 ---------------
                                                                         855,801
                                                                 ---------------
IT SERVICES - 2.4%
             4,300  MasterCard Inc. Cl A                               1,049,845
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 3.2%
             9,952  PAREXEL International Corp.(1)                       290,897
            18,300  Thermo Fisher Scientific Inc.(1)                   1,107,516
                                                                 ---------------
                                                                       1,398,413
                                                                 ---------------
MACHINERY - 5.9%
            12,100  Bucyrus International, Inc.                          847,121
            13,200  Flowserve Corp.                                    1,760,088
                                                                 ---------------
                                                                       2,607,209
                                                                 ---------------
METALS & MINING - 3.3%
             7,800  Cleveland-Cliffs Inc.                                845,598
             6,800  Timminco Ltd. ORD(1)                                 160,789
             2,700  United States Steel Corp.                            432,972
                                                                 ---------------
                                                                       1,439,359
                                                                 ---------------
MULTILINE RETAIL - 2.7%
            16,300  Big Lots, Inc.(1)                                    496,498
            17,785  Dollar Tree, Inc.(1)                                 666,938
                                                                 ---------------
                                                                       1,163,436
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 7.1%
             8,600  Alpha Natural Resources, Inc.(1)                     850,970
             4,600  Continental Resources, Inc.(1)                       262,752
             3,500  Foundation Coal Holdings, Inc.                       207,900
             1,241  Penn Virginia Corp.                                   75,391
            25,989  Petrohawk Energy Corp.(1)                            865,953
             3,000  Plains Exploration &
                    Production Co.(1)                                    167,910
             3,600  SandRidge Energy, Inc.(1)                            176,004
             6,000  Southwestern Energy Co.(1)                           217,860
             3,300  Whiting Petroleum Corp.(1)                           309,111
                                                                 ---------------
                                                                       3,133,851
                                                                 ---------------
PHARMACEUTICALS - 0.8%
            10,300  Perrigo Co.                                          362,869
                                                                 ---------------

NT VISTA - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
ROAD & RAIL - 4.4%
             7,200  CSX Corp.                                            486,576
             2,900  J.B. Hunt Transport Services, Inc.                   107,242
             8,100  Kansas City Southern
                    Industries, Inc.(1)                                  445,500
             3,200  Norfolk Southern Corp.                               230,144
             3,000  Old Dominion Freight Line, Inc.(1)                   110,100
             5,500  Union Pacific Corp.                                  453,420
             4,700  Werner Enterprises Inc.                              111,907
                                                                 ---------------
                                                                       1,944,889
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 5.3%
            26,300  Altera Corp.                                         577,285
            16,100  Broadcom Corp. Cl A(1)                               391,069
            22,000  Marvell Technology Group Ltd.(1)                     325,380
             4,700  MEMC Electronic Materials Inc.(1)                    217,187
            16,500  Microsemi Corp.(1)                                   428,340
            53,700  PMC-Sierra, Inc.(1)                                  388,788
                                                                 ---------------
                                                                       2,328,049
                                                                 ---------------
SOFTWARE - 3.3%
            23,200  Activision Blizzard, Inc.(1)                         834,736
             6,600  McAfee Inc.(1)                                       216,150
               100  Nintendo Co., Ltd. ORD                                48,220
             5,100  salesforce.com, inc.(1)                              325,329
                                                                 ---------------
                                                                       1,424,435
                                                                 ---------------
SPECIALTY RETAIL - 4.4%
             8,500  AnnTaylor Stores Corp.(1)                            191,675
            12,600  Children's Place Retail
                    Stores, Inc. (The)(1)                                479,430
             7,400  GameStop Corp. Cl A(1)                               299,774
               698  Guess?, Inc.                                          22,106
            14,530  Ross Stores, Inc.                                    551,558
            11,300  Urban Outfitters Inc.(1)                             373,013
                                                                 ---------------
                                                                       1,917,556
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 1.0%
             1,500  Deckers Outdoor Corp.(1)                             169,515
             2,962  Hanesbrands Inc.(1)                                   63,505
             6,100  Phillips-Van Heusen Corp.                            215,940
                                                                 ---------------
                                                                         448,960
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 1.0%
            24,100  Hudson City Bancorp, Inc.                            440,066
                                                                 ---------------

NT VISTA - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION
SERVICES - 5.8%
            21,500  NII Holdings, Inc.(1)                              1,175,190
            36,402  SBA Communications Corp.
                    Cl A(1)                                            1,379,272
                                                                 ---------------
                                                                       2,554,462
                                                                 ---------------
TOTAL COMMON STOCKS                                                   42,951,316
(Cost $36,270,051)                                               ---------------

TEMPORARY CASH INVESTMENTS - 1.6%
Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various
U.S. Treasury obligations, 3.625%, 4/15/25,
valued at $720,751), in a joint trading account
at 2.00%, dated 7/31/08, due 8/1/08
(Delivery value $700,039)                                                700,000
                                                                 ---------------
(Cost $700,000)

TOTAL INVESTMENT SECURITIES - 99.6%                                   43,651,316
                                                                 ---------------
(Cost $36,970,051)

OTHER ASSETS AND LIABILITIES - 0.4%                                      198,462
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $ 43,849,778
                                                                 ===============

NT VISTA - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts                        Settlement                          Unrealized
to Sell                             Date              Value          Gain (Loss)
--------------------------------------------------------------------------------
  206,829  AUD for USD            8/29/08          $  194,198          $1,841
  236,185  CAD for USD            8/29/08             230,697            (737)
1,089,750  CHF for USD            8/29/08           1,040,189           1,677
1,943,550  DKK for USD            8/29/08             405,560             227
9,561,193  JPY for USD            8/29/08              88,750            (390)
                                                  ------------------------------
                                                   $1,959,394          $2,618
                                                  ==============================
(Value on Settlement Date $1,962,012)

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
AUD = Australian Dollar
CAD = Canadian Dollar
CHF = Swiss Franc
DKK = Danish Krone
JPY = Japanese Yen
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Non-income producing.

As of July 31, 2008, securities with an aggregate value of $2,067,445, which represented 4.7% of total net assets, were valued in accordance with alternative pricing procedures adopted by the Board of Directors.

NT VISTA - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of July 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $ 37,279,590
                                                                 ===============
Gross tax appreciation of investments                              $  7,484,511
Gross tax depreciation of investments                                (1,112,785)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $  6,371,726
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
INVESTMENTS ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO
REFLECT SUBSEQUENT CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST
RECENT ANNUAL OR SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
AMERICAN CENTURY-MASON STREET MID CAP GROWTH FUND
JULY 31, 2008

[american century investments logo and text logo ®]

MID CAP GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 90.5%
AEROSPACE & DEFENSE - 1.8%
            13,500  L-3 Communications Holdings, Inc.               $  1,332,315
            84,400  Spirit AeroSystems Holdings Inc.
                    Cl A(1)                                            1,828,104
                                                                 ---------------
                                                                       3,160,419
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 2.4%
            58,400  C.H. Robinson Worldwide Inc.                       2,814,880
            43,220  Expeditors International of
                    Washington, Inc.                                   1,534,742
                                                                 ---------------
                                                                       4,349,622
                                                                 ---------------
BIOTECHNOLOGY - 1.5%
            35,800  Celgene Corp.(1)                                   2,702,542
                                                                 ---------------
CAPITAL MARKETS - 5.6%
            81,720  Investment Technology
                    Group Inc.(1)                                      2,430,353
            26,900  Northern Trust Corp.                               2,102,772
            72,300  Raymond James Financial, Inc.                      2,089,470
            48,700  SEI Investments Co.                                1,121,561
            38,000  T. Rowe Price Group Inc.                           2,274,300
                                                                 ---------------
                                                                      10,018,456
                                                                 ---------------
CHEMICALS - 1.4%
            27,630  Praxair, Inc.                                      2,589,760
                                                                 ---------------
COMMERCIAL BANKS - 0.6%
           121,400  Synovus Financial Corp.                            1,154,514
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 4.8%
           122,100  Corrections Corp. of America(1)                    3,422,463
            41,450  Monster Worldwide Inc.(1)                            735,323
            76,700  Ritchie Bros. Auctioneers Inc.                     2,002,637
            40,880  Stericycle Inc.(1)                                 2,442,580
                                                                 ---------------
                                                                       8,603,003
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 0.7%
            22,400  Foster Wheeler Ltd.(1)                             1,271,648
                                                                 ---------------
CONTAINERS & PACKAGING - 1.5%
            62,200  Owens-Illinois Inc.(1)                             2,627,328
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 1.9%
            60,000  DeVry Inc.                                         3,408,600
                                                                 ---------------

MID CAP GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 0.8%
             8,212  IntercontinentalExchange Inc.(1)                     819,558
             8,000  Nymex Holdings Inc.                                  655,840
                                                                 ---------------
                                                                       1,475,398
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 3.0%
           111,920  Amphenol Corp. Cl A                                5,335,226
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 7.4%
            76,200  Cameron International Corp.(1)                     3,639,312
            21,800  Diamond Offshore Drilling, Inc.                    2,600,740
            52,100  Nabors Industries Ltd.(1)                          1,899,566
            30,300  National Oilwell Varco, Inc.(1)                    2,382,489
            36,800  Smith International, Inc.                          2,737,184
                                                                 ---------------
                                                                      13,259,291
                                                                 ---------------
FOOD & STAPLES RETAILING - 1.0%
            39,000  Longs Drug Stores Corp.                            1,823,250
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 5.3%
           109,270  Immucor, Inc.(1)                                   3,292,305
             7,800  Intuitive Surgical Inc.(1)                         2,428,062
            29,000  Mentor Corp.                                         719,490
            27,700  Mettler-Toledo International, Inc.(1)              2,978,027
                                                                 ---------------
                                                                       9,417,884
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 7.7%
            94,900  DaVita Inc.(1)                                     5,300,164
            61,600  Express Scripts, Inc.(1)                           4,345,264
           115,395  Psychiatric Solutions, Inc.(1)                     4,041,133
                                                                 ---------------
                                                                      13,686,561
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.9%
            74,200  Jack in the Box Inc.(1)                            1,601,236
                                                                 ---------------
INSURANCE - 0.6%
            67,700  Assured Guaranty Ltd.                                775,842
            62,000  MBIA Inc.                                            367,660
                                                                 ---------------
                                                                       1,143,502
                                                                 ---------------
IT SERVICES - 6.3%
            48,200  Alliance Data Systems Corp.(1)                     3,092,030
            57,260  Cognizant Technology
                    Solutions Corp. Cl A(1)                            1,607,288
            81,500  Global Payments Inc.                               3,609,635
            70,710  NeuStar, Inc. Cl A(1)                              1,483,496

MID CAP GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            98,200  VeriFone Holdings Inc.(1)                          1,469,072
                                                                 ---------------
                                                                      11,261,521
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 1.7%
            45,200  Charles River Laboratories(1)                      3,003,992
                                                                 ---------------
MACHINERY - 2.0%
            49,000  Harsco Corp.                                       2,650,900
            32,300  Manitowoc Co., Inc. (The)                            851,428
                                                                 ---------------
                                                                       3,502,328
                                                                 ---------------
MEDIA - 1.4%
            85,800  Focus Media Holding Ltd. ADR(1)                    2,549,118
                                                                 ---------------
METALS & MINING - 1.5%
            25,700  SPDR S&P Metals & Mining ETF                       2,039,295
            52,900  Titanium Metals Corp.                                595,654
                                                                 ---------------
                                                                       2,634,949
                                                                 ---------------
MULTILINE RETAIL - 3.1%
            87,000  Dollar Tree, Inc.(1)                               3,262,500
            38,200  Kohl's Corp.(1)                                    1,600,962
            70,500  Saks Inc.(1)                                         718,395
                                                                 ---------------
                                                                       5,581,857
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 4.7%
            36,400  Equitable Resources Inc.                           1,901,900
            45,130  Range Resources Corporation                        2,191,513
            38,600  SandRidge Energy, Inc.(1)                          1,887,154
            68,900  Southwestern Energy Co.(1)                         2,501,759
                                                                 ---------------
                                                                       8,482,326
                                                                 ---------------
PERSONAL PRODUCTS - 0.6%
            97,600  Bare Escentuals Inc.(1)                            1,126,304
                                                                 ---------------
ROAD & RAIL - 2.3%
            63,010  J.B. Hunt Transport Services, Inc.                 2,330,110
            91,300  Knight Transportation Inc.                         1,727,396
                                                                 ---------------
                                                                       4,057,506
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 5.3%
           104,400  Intersil Corp. Cl A                                2,519,172
            46,750  KLA-Tencor Corp.                                   1,757,333

MID CAP GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                 VALUE
--------------------------------------------------------------------------------
            79,497  Microchip Technology Inc.                          2,538,339
            87,100  NVIDIA Corp.(1)                                      996,424
            55,100  Varian Semiconductor
                    Equipment Associates, Inc.(1)                      1,610,022
                                                                 ---------------
                                                                       9,421,290
                                                                 ---------------
SOFTWARE - 6.8%
           130,497  Activision Blizzard, Inc.(1)                       4,695,282
            27,600  Cerner Corporation(1)                              1,232,616
            40,338  Citrix Systems, Inc.(1)                            1,074,604
            59,400  FactSet Research Systems Inc.                      3,425,598
            51,300  McAfee Inc.(1)                                     1,680,075
                                                                 ---------------
                                                                      12,108,175
                                                                 ---------------
SPECIALTY RETAIL - 4.7%
           121,700  Collective Brands, Inc.(1)                         1,567,496
           100,000  GameStop Corp. Cl A(1)                             4,051,000
            32,170  O'Reilly Automotive Inc.(1)                          821,622
            57,600  Urban Outfitters Inc.(1)                           1,901,376
                                                                 ---------------
                                                                       8,341,494
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 1.2%
            44,300  MSC Industrial Direct Co., Inc.
                    Cl A                                               2,113,110
                                                                 ---------------
TOTAL COMMON STOCKS                                                  161,812,210
(Cost $146,166,614)                                              ---------------

SHORT-TERM INVESTMENTS - 3.6%
        $3,000,000  Bryant Park Funding, LLC,
                    2.50%, 8/25/08 (Acquired
                    7/25/08, Cost $2,993,542)(2)(3)                    2,994,141
           700,000  FHLB Discount Notes,
                    2.41%, 10/31/08(3)                                   695,850
           700,000  FHLMC Discount Notes,
                    2.02%, 8/11/08(3)                                    699,599
         2,100,000  Johnson Controls Inc.,
                    2.50%, 8/1/08 (Acquired
                    7/31/08, Cost $2,099,854)(2)(3)                    2,099,866
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS                                           6,489,456
(Cost $6,490,344)                                                ---------------

SHORT-TERM INVESTMENTS -
SEGREGATED FOR FUTURES CONTRACTS - 5.1%
         3,000,000  New Center Asset Trust,
                    2.75%, 8/8/08(3)                                   2,998,203
         3,000,000  Park Avenue Receivables, 2.45%,
                    8/12/08 (Acquired 7/25/08,
                    Cost $2,996,325)(2)(3)                             2,997,696
         3,000,000  Textron Financial Corp., 2.75%,
                    8/8/08 (Acquired 7/28/08,
                    Cost $2,997,479)(2)(3)                             2,998,338
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS -
SEGREGATED FOR FUTURES CONTRACTS                                       8,994,237
(Cost $8,994,546)                                                ---------------

MID CAP GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
                                                                        VALUE
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 99.2%                                  177,295,903
                                                                 ---------------
(Cost $161,651,504)

OTHER ASSETS AND LIABILITIES - 0.8%                                    1,437,597
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $178,733,500
                                                                 ===============

FUTURES CONTRACTS
                                    Expiration     Underlying Face   Unrealized
Contracts Purchased                    Date        Amount at Value   Gain (Loss)
--------------------------------------------------------------------------------
19  S&P MidCap 400 Index Futures  September 2008     $7,637,050      $(268,755)
                                                   =============================

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
ETF = Exchange Traded Fund
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
SPDR = Standard and Poor's Depositary Receipt
(1) Non-income producing.
(2) Security was purchased under Rule 144A or Section 4(2) of the Securities
    Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at July 31, 2008 was
    $11,090,041, which represented 6.2% of total net assets.
(3) The rate indicated is the yield to maturity at purchase.

MID CAP GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of July 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $ 162,371,505
                                                                 ===============
Gross tax appreciation of investments                             $  32,828,298
Gross tax depreciation of investments                               (17,903,900)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                $  14,924,398
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
INVESTMENTS ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO
REFLECT SUBSEQUENT CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST
RECENT ANNUAL OR SEMIANNUAL SHAREHOLDER REPORT.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
AMERICAN CENTURY-MASON STREET SMALL CAP GROWTH FUND
JULY 31, 2008

[american century investments logo and text logo ®]

SMALL CAP GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 91.8%
AEROSPACE & DEFENSE - 4.9%
            14,800  AeroVironment, Inc.(1)                         $     482,923
            12,183  Astronics Corp.(1)                                   177,872
             6,348  Axsys Technologies, Inc.(1)                          466,197
            11,000  Stanley, Inc.(1)                                     343,530
             9,992  TransDigm Group, Inc.(1)                             367,806
                                                                 ---------------
                                                                       1,838,328
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 1.3%
            12,495  Hub Group Inc. Cl A(1)                               485,556
                                                                 ---------------
BEVERAGES - 1.6%
             8,310  Central European
                    Distribution Corp.(1)                                606,298
                                                                 ---------------
BIOTECHNOLOGY - 3.7%
            19,625  BioMarin Pharmaceutical Inc.(1)                      638,794
             9,612  Cepheid(1)                                           164,557
            10,100  Savient Pharmaceuticals Inc.(1)                      268,458
             2,700  United Therapeutics Corp.(1)                         306,153
                                                                 ---------------
                                                                       1,377,962
                                                                 ---------------
CAPITAL MARKETS - 2.2%
             8,287  FCStone Group, Inc.(1)                               159,608
             7,062  Investment Technology
                    Group Inc.(1)                                        210,024
            17,329  KBW, Inc.(1)                                         457,832
                                                                 ---------------
                                                                         827,464
                                                                 ---------------
CHEMICALS - 1.0%
             6,539  Airgas Inc.                                          374,554
                                                                 ---------------
COMMERCIAL BANKS - 0.5%
            22,496  Boston Private Financial
                    Holdings, Inc.                                       176,144
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 5.4%
            14,327  Cornell Companies, Inc.(1)                           373,218
            16,814  Corrections Corp. of America(1)                      471,296
            21,462  Hill International Inc.(1)                           363,781
             3,500  Huron Consulting Group Inc.(1)                       182,560
            17,188  Team, Inc.(1)                                        627,535
                                                                 ---------------
                                                                       2,018,390
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 1.2%
             1,800  Cogo Group Inc.(1)                                     8,316

SMALL CAP GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            14,658  F5 Networks, Inc.(1)                                 427,281
                                                                 ---------------
                                                                         435,597
                                                                 ---------------
CONTAINERS & PACKAGING - 1.4%
             9,676  Silgan Holdings Inc.                                 511,086
                                                                 ---------------
DISTRIBUTORS - 0.7%
            12,654  LKQ Corp.(1)                                         259,407
                                                                 ---------------
DIVERSIFIED - 0.2%
             2,600  KBW Regional Banking ETF                              78,806
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 3.5%
            14,159  American Public Education Inc.(1)                    643,244
             5,926  Capella Education Co.(1)                             309,337
             4,995  New Oriental Education &
                    Technology Group Inc. ADR(1)                         349,650
                                                                 ---------------
                                                                       1,302,231
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 0.5%
            29,124  PAETEC Holding Corp.(1)                              171,540
                                                                 ---------------
ELECTRIC UTILITIES - 1.8%
            12,850  ITC Holdings Corp.                                   669,742
                                                                 ---------------
ELECTRICAL EQUIPMENT - 1.2%
             6,800  GT Solar International, Inc.(1)                       83,368
            14,167  Polypore International, Inc.(1)                      370,467
                                                                 ---------------
                                                                         453,835
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 1.2%
            35,839  Mellanox Technologies, Ltd.(1)                       458,381
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 6.0%
             2,200  Core Laboratories N.V.                               285,142
             8,409  IHS Inc. Cl A(1)                                     523,292
            20,000  ION Geophysical Corp.(1)                             319,400
             7,016  Oceaneering International, Inc.(1)                   425,450
             7,593  T-3 Energy Services Inc.(1)                          520,652
             8,722  TETRA Technologies, Inc.(1)                          165,107
                                                                 ---------------
                                                                       2,239,043
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 5.0%
            14,418  Masimo Corp.(1)                                      544,568
            11,690  Meridian Bioscience Inc.                             304,057

SMALL CAP GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            11,072  NuVasive, Inc.(1)                                    621,914
            20,418  Thoratec Corp.(1)                                    383,042
             2,548  TranS1 Inc.(1)                                        23,594
                                                                 ---------------
                                                                       1,877,175
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 2.4%
            18,721  Genoptix, Inc.(1)                                    545,717
             9,945  Psychiatric Solutions, Inc.(1)                       348,274
                                                                 ---------------
                                                                         893,991
                                                                 ---------------
HEALTH CARE TECHNOLOGY - 1.7%
            35,419  Phase Forward Inc.(1)                                651,710
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.5%
             4,630  Life Time Fitness Inc.(1)                            137,928
             1,697  WMS Industries Inc.(1)                                47,821
                                                                 ---------------
                                                                         185,749
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 6.2%
             5,287  Bankrate, Inc.(1)                                    166,276
            23,261  comScore, Inc.(1)                                    443,820
            15,298  Omniture, Inc.(1)                                    265,420
            26,357  Switch & Data
                    Facilities Co. Inc.(1)                               443,588
            22,282  VistaPrint Ltd.(1)                                   574,207
            11,861  Vocus Inc.(1)                                        422,133
                                                                 ---------------
                                                                       2,315,444
                                                                 ---------------
IT SERVICES - 1.7%
             7,500  CyberSource Corp.(1)                                 133,125
            29,934  Global Cash Access Inc.(1)                           179,305
            14,564  NeuStar, Inc. Cl A(1)                                305,552
                                                                 ---------------
                                                                         617,982
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 2.9%
             7,560  ICON plc ADR(1)                                      607,371
             5,031  Illumina, Inc.(1)                                    469,090
                                                                 ---------------
                                                                       1,076,461
                                                                 ---------------
MACHINERY - 5.4%
             8,654  Bucyrus International, Inc.                          605,867
               723  Energy Recovery Inc(1)                                 7,989
             8,161  Kaydon Corp.                                         386,995
            18,596  Titan Machinery Inc.(1)                              509,902

SMALL CAP GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
             4,665  Valmont Industries, Inc.                             498,735
                                                                 ---------------
                                                                       2,009,488
                                                                 ---------------
MEDIA - 0.9%
            16,310  Dolan Media Co.(1)                                   344,304
                                                                 ---------------
METALS & MINING - 1.3%
             6,170  SPDR S&P Metals & Mining ETF                         489,590
                                                                 ---------------
MULTILINE RETAIL - 1.5%
            15,326  Dollar Tree, Inc.(1)                                 574,725
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 4.7%
            11,094  Arena Resources Inc.(1)                              453,856
             6,663  Carrizo Oil & Gas Inc.(1)                            335,415
             4,900  Contango Oil & Gas Co.(1)                            417,872
             9,300  EXCO Resources, Inc.(1)                              242,265
             5,330  Petroleum Development Corp.(1)                       294,802
                                                                 ---------------
                                                                       1,744,210
                                                                 ---------------
PERSONAL PRODUCTS - 1.3%
            17,413  Alberto-Culver Co.                                   467,191
                                                                 ---------------
REAL ESTATE INVESTMENT
TRUSTS (REITs) - 1.5%
             9,028  Digital Realty Trust Inc.                            387,392
            29,056  MFA Mortgage Investments, Inc.                       187,411
                                                                 ---------------
                                                                         574,803
                                                                 ---------------
ROAD & RAIL - 1.2%
            23,643  Knight Transportation Inc.                           447,326
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 6.3%
            36,055  Advanced Energy
                    Industries, Inc.(1)                                  498,280
            14,027  Atheros Communications, Inc.(1)                      434,837
            22,530  Diodes Inc.(1)                                       585,103
             8,852  Netlogic Microsystems Inc.(1)                        283,353
            11,182  Rubicon Technology, Inc.(1)                          145,366
             4,674  Tessera Technologies Inc.(1)                          81,421
            58,300  TriQuint Semiconductor, Inc.(1)                      328,229
                                                                 ---------------
                                                                       2,356,589
                                                                 ---------------
SOFTWARE - 4.9%
            14,903  Blackboard Inc.(1)                                   595,525
            10,593  Concur Technologies, Inc.(1)                         436,643
            14,777  Synchronoss Technologies, Inc.(1)                    173,186

SMALL CAP GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
            12,694  Taleo Corp. Cl A(1)                                  237,886
            42,039  VanceInfo
                    Technologies Inc. ADR(1)                             378,771
                                                                 ---------------
                                                                       1,822,011
                                                                 ---------------
SPECIALTY RETAIL - 1.2%
            11,000  Aeropostale Inc.(1)                                  354,750
             8,215  Ulta Salon, Cosmetics &
                    Fragrance, Inc.(1)                                    77,467
                                                                 ---------------
                                                                         432,217
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 1.1%
             9,992  Warnaco Group Inc. (The)(1)                          419,164
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 0.3%
             5,748  Encore Bancshares, Inc.(1)                            97,716
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 1.5%
            69,816  Centennial
                    Communications Corp.(1)                              561,321
                                                                 ---------------
TOTAL COMMON STOCKS                                                   34,243,531
(Cost $31,355,265)                                               ---------------

SHORT-TERM INVESTMENTS - 2.8%
      $    165,000  FHLB Discount Notes,
                    2.41%, 10/31/08(2)                                   164,022
           165,000  FHLMC Discount Notes,
                    2.01%, 8/11/08(2)                                    164,905
           700,000  Johnson Controls Inc., 2.50%,
                    8/1/08 (Acquired 7/31/08,
                    Cost $699,951)(2)(3)                                 699,955
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS                                           1,028,882
(Cost $1,028,902)                                                ---------------

SHORT-TERM INVESTMENTS -
SEGREGATED FOR FUTURES CONTRACTS - 4.0%
         1,500,000  American General Financial Corp.,
                    2.68%, 8/11/08(2)                                  1,498,946
                                                                 ---------------
(Cost $1,498,883)

TOTAL INVESTMENT SECURITIES - 98.6%                                   36,771,359
                                                                 ---------------
(Cost $33,883,050)

OTHER ASSETS AND LIABILITIES - 1.4%                                      537,234
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $  37,308,593
                                                                 ===============

SMALL CAP GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
FUTURES CONTRACTS
                                  Expiration      Underlying Face    Unrealized
Contracts Purchased                  Date         Amount at Value    Gain (Loss)
--------------------------------------------------------------------------------
2  Russell 2000 Index Futures   September 2008       $715,500          $57,628
                                                  ==============================

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
ETF = Exchange Traded Fund
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
SPDR = Standard and Poor's Depositary Receipt
(1) Non-income producing.
(2) The rate indicated is the yield to maturity at purchase.
(3) Security was purchased under Rule 144A or Section 4(2) of the Securities
    Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at July 31, 2008 was
    $699,955, which represented 1.9% of total net assets.

SMALL CAP GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of July 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $ 34,647,636
                                                                 ===============
Gross tax appreciation of investments                              $  4,825,664
Gross tax depreciation of investments                                (2,701,941)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $  2,123,723
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
INVESTMENTS ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO
REFLECT SUBSEQUENT CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST
RECENT ANNUAL OR SEMIANNUAL SHAREHOLDER REPORT.

ITEM 2. CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred during the  registrant's  last fiscal quarter that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate  certifications  by the registrant's  principal  executive  officer and principal  financial officer,  pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a)  under the  Investment  Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY MUTUAL FUNDS, INC.

By:      /s/  Jonathan S. Thomas
         -------------------------------------
         Name:   Jonathan S. Thomas
         Title:  President

Date:    September 26, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:      /s/  Jonathan S. Thomas
         -------------------------------------
         Name:   Jonathan S. Thomas
         Title:  President
                 (principal executive officer)

Date:    September 26, 2008

By:      /s/  Robert J. Leach
         -------------------------------------
         Name:   Robert J. Leach
         Title:  Vice President, Treasurer, and
                 Chief Financial Officer
                 (principal financial officer)

Date:    September 26, 2008